PERSPECTIVE (R)
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

================================================================================
Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002, by calling Jackson National at (800) 766-4683 or by writing Jackson National at:
Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

================================================================================

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o    Investment divisions which purchase shares of the following funds:

JNL SERIES TRUST
    AIM/JNL Large Cap Growth Fund
    AIM/JNL Small Cap Growth Fund
    AIM/JNL Premier Equity II Fund
    Alger/JNL Growth Fund
    Alliance Capital/JNL Growth Fund
    Eagle/JNL Core Equity Fund
    Eagle/JNL SmallCap Equity Fund
    Janus/JNL Aggressive Growth Fund
    Janus/JNL Balanced Fund
    Janus/JNL Capital Growth Fund
    Lazard/JNL Mid Cap Value Fund
    Lazard/JNL Small Cap Value Fund
    Oppenheimer/JNL Global Growth Fund
    Oppenheimer/JNL Growth Fund
    PIMCO/JNL Total Return Bond Fund
    PPM America/JNL Balanced Fund
    PPM America/JNL High Yield Bond Fund
    PPM America/JNL Money Market Fund
    Putnam/JNL Equity Fund
    Putnam/JNL International Equity Fund
    Putnam/JNL Midcap Growth Fund
    Putnam/JNL Value Equity Fund
    S&P/JNL Conservative Growth Fund I
    S&P/JNL Moderate Growth Fund I
    S&P/JNL Aggressive Growth Fund I
    S&P/JNL Very Aggressive Growth Fund I
    S&P/JNL Equity Growth Fund I
    S&P/JNL Equity Aggressive Growth Fund I
    Salomon Brothers/JNL Global Bond Fund
    Salomon Brothers/JNL U.S. Government & Quality Bond
        Fund
    T. Rowe Price/JNL Established Growth Fund
    T. Rowe Price/JNL Mid-Cap Growth Fund
    T. Rowe Price/JNL Value Fund
JNL VARIABLE FUND LLC
     First Trust/JNL The DowSM Target 10 Fund
                                      (CONTINUED)

      We offer other variable annuity products that offer different product features, benefits and charges. The SEC has not approved or disapproved the
       Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                   MAY 1, 2002

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The Dow Target 10 Fund. Please see Appendix B for additional information.


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500",
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The J.P. Morgan/JNL Enhanced S&P 500(R) Stock Index Fund, the Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund and the First Trust/JNL The S&P(R) Target 10 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



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

                                TABLE OF CONTENTS

Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................       10

The Company...............................................................................................       11

The Guaranteed Fixed Accounts and the Indexed Fixed Account Option........................................       11

The Separate Account......................................................................................       11

Investment Divisions......................................................................................       11

Contract Charges..........................................................................................       14

Purchases.................................................................................................       16

Allocations of Premium....................................................................................       16

Transfers.................................................................................................       17

Access to Your Money......................................................................................       19

Income Payments (The Income Phase)........................................................................       19

Death Benefit.............................................................................................       20

Taxes.....................................................................................................       24

Other Information.........................................................................................       26

Privacy Policy............................................................................................       27

Table of Contents of the Statement of Additional Information..............................................       29

Appendix A................................................................................................      A-1

Appendix B................................................................................................      B-1

Appendix C................................................................................................      C-1





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

                                    KEY FACTS
-------------------------------------------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado  80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan  48951
                                                          Attn:  IMG

HOME OFFICE:                                               1 Corporate Way, Lansing, Michigan  48951

-------------------------------------------------------------------------------------------------------------------
THE ANNUITY CONTRACT                                      The fixed and variable annuity contract offered by
                                                          Jackson National provides a means for allocating on a
                                                          tax-deferred basis to the guaranteed fixed accounts,
                                                          including the indexed fixed option of Jackson National
                                                          and the investment divisions (the "Allocation
                                                          Options").  The contract is intended for retirement
                                                          savings or other long-term investment purposes and
                                                          provides for a death benefit and income options.

-------------------------------------------------------------------------------------------------------------------
ALLOCATION                                                Options You can put money into any of the
                                                          Allocation Options but you may not put your
                                                          money in more than eighteen of the
                                                          variable options plus the Fixed Accounts
                                                          during the life of your contract.

-------------------------------------------------------------------------------------------------------------------
EXPENSES                                                  The contract has insurance features and investment
                                                          features, and there are costs related to each.

                                                          Jackson National makes a deduction for its insurance and
                                                          administration charges that is equal to 1.40%
                                                          of the daily value of the contracts invested
                                                          in the investment divisions. If you select our Maximum
                                                          Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges
                                                          that is equal to 1.50% of the daily value of
                                                          the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson
                                                          National deducts an additional charge equal to 0.20% of the daily net asset value of contracts invested in the investment divisions. These charges do not apply to the Fixed Accounts.
                                                          During the accumulation phase, Jackson National deducts a
                                                          $35 annual contract maintenance charge from your contract.

                                                          If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                                          Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                       1

                                                          There are also investment charges which are expected to
                                                          range from .20% to 1.22%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

-------------------------------------------------------------------------------------------------------------------
PURCHASES                                                 Under most circumstances, you can buy a contract for
                                                          $5,000 or more ($2,000 or more for a qualified plan
                                                          contract). You can add $500 ($50 under the
                                                          automatic payment plan) or more at any
                                                          time during the accumulation phase.

-------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                      You can take money out of your contract during the
                                                          accumulation phase.  Withdrawals may be subject to a
                                                          withdrawal charge. You may also have to pay income tax
                                                          and a tax penalty on any money you take out.

-------------------------------------------------------------------------------------------------------------------
INCOME PAYMENTS                                           You may choose to receive regular income from
                                                          your annuity. During the income phase, you
                                                          have the same variable allocation options.

-------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                                             If you die before moving to the income phase, the person
                                                          you have chosen as your beneficiary will receive a death
                                                          benefit.  If you select the Earnings Protection Benefit
                                                          Endorsement, the death benefit your beneficiary receives
                                                          may be increased by 40% of earnings up to a maximum of
                                                          100% of the premiums you have paid (25% of earnings for
                                                          owners ages 70-75).

-------------------------------------------------------------------------------------------------------------------
FREE LOOK                                                 If you cancel your contract within twenty days after
                                                          receiving it (or whatever period is required in your
                                                          state), Jackson National will return the amount your
                                                          contract is worth on the day we receive your request.
                                                          This may be more or less than your original payment.  If
                                                          required by law, Jackson National will return your
                                                          premium.

-------------------------------------------------------------------------------------------------------------------
TAXES                                                     Under the Internal Revenue Code you generally will not
                                                          be taxed on the earnings on the money held in your
                                                          contract until you take money out (this is referred to
                                                          as tax-deferral).  There are different rules as to how
                                                          you will be taxed depending on how you take the money
                                                          out and whether your contract is non-qualified or
                                                          purchased as part of a qualified plan.



                                       2



                                    FEE TABLE

OWNER TRANSACTION EXPENSES(1)

        WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
        Years Since Premium Payment            0      1      2     3      4     5      6      7+
        Charge                                 7%     6%     5%    4%     3%    2%     1%     0%

        TRANSFER FEE:
        $25 for each transfer in excess of 15 in a contract year

        CONTRACT MAINTENANCE CHARGE:
        $35 per contract per year

        COMMUTATION FEE(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

WITH OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
         Mortality and Expense Risk Charges                      1.13%(3)
         Maximum Anniversary Value Death Benefit Charge           .22%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.70%



--------
1  See "Contract Charges"

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

3 This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.

                                       3



FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)

                                                                          MANAGEMENT      ESTIMATED
                                                                              AND        DISTRIBUTION                 TOTAL FUND
                                                                        ADMINISTRATIVE     (12B-1)        OTHER         ANNUAL
                                                                              FEE           FEES*        EXPENSES      EXPENSES
----------------------------------------------------------------------- ---------------- ------------- ------------- --------------
AIM/JNL Large Cap Growth Fund                                                1.10%           .01%+          0%             1.11%
AIM/JNL Small Cap Growth Fund                                                1.15%           .01%+          0%             1.16%
AIM/JNL Premier Equity II Fund                                               1.05%           .01%+          0%             1.06%
Alger/JNL Growth Fund                                                        1.07%           .02%           0%             1.09%
Alliance Capital/JNL Growth Fund                                              .87%           .02%           0%              .89%
Eagle/JNL Core Equity Fund                                                    .97%           .04%           0%             1.01%
Eagle/JNL SmallCap Equity Fund                                               1.05%           .02%           0%             1.07%
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund ****                      .90%           .01%           0%              .91%
Janus/JNL Aggressive Growth Fund                                              .99%           .01%           0%             1.00%
Janus/JNL Balanced Fund                                                      1.05%           .03%           0%             1.08%
Janus/JNL Capital Growth Fund                                                1.01%           .01%           0%             1.02%
Janus/JNL Global Equities  Fund **                                           1.05%           .02%           0%             1.07%
Lazard/JNL Mid Cap Value Fund                                                1.07%           .05%           0%             1.12%
Lazard/JNL Small Cap Value Fund                                              1.15%           .03%           0%             1.18%
Mellon Capital Management/JNL S&P 500 Index Fund****                          .60%           .01%+          0%              .61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund****                  .60%           .01%+          0%              .61%
Mellon Capital Management/JNL Small Cap Index Fund****                        .60%           .01%+          0%              .61%
Mellon Capital Management/JNL International Index Fund****                    .65%           .01%+          0%              .66%
Mellon Capital Management/JNL Bond Index Fund****                             .60%          . 01%+          0%              .61%
Oppenheimer/JNL Global Growth Fund                                           1.05%           .01%+          0%             1.06%
Oppenheimer/JNL Growth Fund                                                  1.00%           .01%+          0%             1.01%
PIMCO/JNL Total Return Bond Fund                                              .80%           .01%           0%              .81%
PPM America/JNL Balanced Fund                                                 .81%           .01%           0%              .82%
PPM America/JNL High Yield Bond Fund                                          .81%           .01%+          0%              .82%
PPM America/JNL Money Market Fund                                             .69%             0%           0%              .69%
Putnam/JNL Equity Fund                                                        .96%           .01%           0%              .97%
Putnam/JNL International Equity Fund                                         1.17%           .05%           0%             1.22%
Putnam/JNL Midcap Growth Fund                                                1.05%           .08%           0%             1.13%
Putnam/JNL Value Equity Fund                                                  .96%           .02%           0%              .98%
S&P/JNL Conservative Growth Fund I***                                         .20%             0%           0%              .20%
S&P/JNL Moderate Growth Fund I***                                             .20%             0%           0%              .20%
S&P/JNL Aggressive Growth Fund I***                                           .20%             0%           0%              .20%
S&P/JNL Very Aggressive Growth Fund I***                                      .20%             0%           0%              .20%
S&P/JNL Equity Growth Fund I***                                               .20%             0%           0%              .20%
S&P/JNL Equity Aggressive Growth Fund I***                                    .20%             0%           0%              .20%
Salomon Brothers/JNL Global Bond Fund                                         .95%           .01%+          0%              .96%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                      .79%           .01%+          0%              .80%
T. Rowe Price/JNL Established Growth Fund                                     .92%           .02%           0%              .94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                        1.02%           .01%+          0%             1.03%
T. Rowe Price/JNL Value Fund                                                 1.00%           .12%           0%             1.12%
First Trust/JNL The DowSM Target 10 Fund                                      .85%             0%           0%              .85%
----------------------------------------------------------------------- ---------------- ------------- ------------- --------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The Mellon
Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global
Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an
Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


---------------
+ We anticipate that the 12b-1 fee will be less than .01%.

                                       4



* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Janus/JNL Global Equities Fund (the "Fund") was closed to new contract holders on September 1, 2000. The Fund is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the
S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the
S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

*** Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .89% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund
Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Fund and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Funds will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund I..................................  1.130%
         S&P/JNL Moderate Growth Fund I......................................  1.169%
         S&P/JNL Aggressive Growth Fund I....................................  1.211%
         S&P/JNL Very Aggressive Growth Fund I...............................  1.209%
         S&P/JNL Equity Growth Fund I........................................  1.212%
         S&P/JNL Equity Aggressive Growth Fund I.............................  1.220%

**** The J.P. Morgan/JNL Enhanced S&P 500(R) Stock Index Fund, the Mellon
Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P
400 Mid Cap Index Fund, the Mellon Capital Management/JNL Small Cap Index Fund, the Mellon Capital Management/JNL International Index Fund and the Mellon
Capital Management/JNL Bond Index Fund (collectively, the "Funds") are not available as investment options. However, the Funds are available as underlying funds of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I,
S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL
Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.


                                       5


EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement and the Maximum
Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:

               (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
               (b) if you surrender your contract at the end of each time period.

                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)         $29    $ 88     $150     $317
                                                                        (b)          99     138      180      317
AIM/JNL Small Cap Growth Division                                       (a)          29      89      152      321
                                                                        (b)          99     139      182      321
AIM/JNL Premier Equity II Division                                      (a)          98     137      177      312
                                                                        (b)          28      87      147      312
Alliance Capital/JNL Growth Division                                    (a)          27      81      139      295
                                                                        (b)          97     131      169      295
Alger/JNL Growth Division                                               (a)          29      87      149      315
                                                                        (b)          99     137      179      315
Eagle/JNL Core Equity Division                                          (a)          28      85      145      307
                                                                        (b)          98     135      175      307
Eagle/JNL SmallCap Equity Division                                      (a)          28      87      148      313
                                                                        (b)          98     137      178      313
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)          27      82      140      297
                                                                        (b)          97     132      170      297
Janus/JNL Aggressive Growth Division                                    (a)          28      85      144      306
                                                                        (b)          98     135      174      306
Janus/JNL Balanced Division                                             (a)          28      87      148      314
                                                                        (b)          98     137      178      314
Janus/JNL Capital Growth Division                                       (a)          28      85      145      308
                                                                        (b)          98     135      175      308
Janus/JNL Global Equities Division*                                     (a)          28      87      148      313
                                                                        (b)          98     137      178      313
Lazard/JNL Mid Cap Value Division                                       (a)          29      88      150      318
                                                                        (b)          99     138      180      318
Lazard/JNL Small Cap Value Division                                     (a)          29      90      153      323
                                                                        (b)          99     140      183      323
Mellon Capital Management/JNL S&P 500 Index Division                    (a)          24      73      125      268
                                                                        (b)          94     123      155      268
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)          24      73      125      268
                                                                        (b)          94     123      155      268
Mellon Capital Management/JNL Small Cap Index Division                  (a)          24      73      125      268
                                                                        (b)          94     123      155      268
Mellon Capital Management/JNL International Index Division              (a)          24      75      128      273
                                                                        (b)          94     125      158      273
Mellon Capital Management/JNL Bond Index Division                       (a)          24      73      125      268
                                                                        (b)          94     123      155      268
Oppenheimer/JNL Global Growth Division                                  (a)          28      87      147      312
                                                                        (b)          98     137      177      312
Oppenheimer/JNL Growth Division                                         (a)          28      85      145      307
                                                                        (b)          98     135      175      307

-------------------------------
*The Janus/JNL Global Equities Fund (the "Fund") is closed to new contract holders since September 1, 2000. The Fund is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The
Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate
Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive
Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity
Aggressive Growth Fund I.



                                       6

                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------

PIMCO/JNL Total Return Bond Division                                    (a)          26      79      135      288
                                                                        (b)          96     129      165      288
PPM America/JNL Balanced Division                                       (a)          26      79      136      289
                                                                        (b)          96     129      166      289
PPM America/JNL High Yield Bond Division                                (a)          26      79      136      289
                                                                        (b)          96     129      166      289
PPM America/JNL Money Market Division                                   (a)          25      75      129      276
                                                                        (b)          95     125      159      276
Putnam/JNL Equity Division                                              (a)          27      84      143      303
                                                                        (b)          97     134      173      303
Putnam/JNL International Equity Division                                (a)          30      91      155      327
                                                                        (b)         100     141      185      327
Putnam/JNL Midcap Growth Division                                       (a)          29      89      151      319
                                                                        (b)          99     139      181      319
Putnam/JNL Value Equity Division                                        (a)          27      84      143      304
                                                                        (b)          97     134      173      304
S&P/JNL Conservative Growth Division I                                  (a)          20      61      104      225
                                                                        (b)          90     111      134      225
S&P/JNL Moderate Growth Division I                                      (a)          20      61      104      225
                                                                        (b)          90     111      134      225
S&P/JNL Aggressive Growth Division I                                    (a)          20      61      104      225
                                                                        (b)          90     111      134      225
S&P/JNL Very Aggressive Growth Division I                               (a)          20      61      104      225
                                                                        (b)          90     111      134      225
S&P/JNL Equity Growth Division I                                        (a)          20      61      104      225
                                                                        (b)          90     111      134      225
S&P/JNL Equity Aggressive Growth Division I                             (a)          20      61      104      225
                                                                        (b)          90     111      134      225
Salomon Brothers/JNL Global Bond Division                               (a)          27      84      142      302
                                                                        (b)          97     134      172      302
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          26      79      135      287
                                                                        (b)          96     129      165      287
T. Rowe Price/JNL Established Growth Division                           (a)          27      83      141      300
                                                                        (b)          97     133      171      300
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          28      86      146      309
                                                                        (b)          98     136      176      309
T. Rowe Price/JNL Value Division                                        (a)          29      88      150      318
                                                                        (b)          99     138      180      318
First Trust/JNL The DowSM Target 10 Division                            (a)          26      80      137      291
                                                                        (b)          96     130      167      291
-------------------------------------------------------------------------------- ------- --------- -------- ---------



                                       7




EXAMPLES. You would pay the following expenses on a $1,000 investment if you do not select the optional Earning Protection Benefit Endorsement or the Maximum
Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:

               (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
               (b) if you surrender your contract at the end of each time period.

-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Series                                         (a)       $26      $79      $135     $288
                                                                        (b)        96      129       165      288
AIM/JNL Small Cap Growth Division                                       (a)        26        81      138      292
                                                                        (b)        96      131       168      292
AIM/JNL Premier Equity II Series                                        (a)        25        78      133      283
                                                                        (b)        95      128       163      283
Alger/JNL Growth Division                                               (a)        26        78      134      286
                                                                        (b)        96      128       164      286
Alliance Capital/JNL Growth Division                                    (a)        24        72      124      266
                                                                        (b)        94      122       154      266
Eagle/JNL Core Equity Division                                          (a)        25        76      130      278
                                                                        (b)        95      126       160      278
Eagle/JNL SmallCap Equity Division                                      (a)        25        78      133      284
                                                                        (b)        95      128       163      284
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        24        73      125      268
                                                                        (b)        94      123       155      268
Janus/JNL Aggressive Growth Division                                    (a)        25        76      130      277
                                                                        (b)        95      126       160      277
Janus/JNL Balanced Division                                             (a)        25        78      134      285
                                                                        (b)        95      128       164      285
Janus/JNL Capital Growth Division                                       (a)        25        76      131      279
                                                                        (b)        95      126       161      279
Janus/JNL Global Equities Division*                                     (a)        25       78       133      284
                                                                        (b)        95      128       163      284
Lazard/JNL Mid Cap Value Division                                       (a)        26       79       136      289
                                                                        (b)        96      129       166      289
Lazard/JNL Small Cap Value Division                                     (a)        26       81       139      294
                                                                        (b)        96      131       169      294
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        21       64       110      237
                                                                        (b)        91      114       140      237
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        21       64       110      237
                                                                        (b)        91      114       140      237
Mellon Capital Management/JNL Small Cap Index Division                  (a)        21       64       110      237
                                                                        (b)        91      114       140      237
Mellon Capital Management/JNL International Index Division              (a)        21       65       112      242
                                                                        (b)        91      115       142      242
Mellon Capital Management/JNL Bond Index Division                       (a)        21       64       110      237
                                                                        (b)        91      114       140      237
Oppenheimer/JNL Global Growth Division                                  (a)        25       78       133      283
                                                                        (b)        95      128       163      283
Oppenheimer/JNL Growth Division                                         (a)        25       76       130      278
                                                                        (b)        95      126       160      278


                                       8

-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
PIMCO/JNL Total Return Bond Division                                    (a)        23       70       120      257
                                                                        (b)        93      120       150      257
Putnam/JNL Equity Division                                              (a)        24        75      128      274
                                                                        (b)        94       125      158      274
Putnam/JNL International Equity Division                                (a)        27        82      141      298
                                                                        (b)        97       132      171      298
Putnam/JNL Midcap Growth Division                                       (a)        26        80      136      290
                                                                        (b)        96       130      166      290
Putnam/JNL Value Equity Division                                        (a)        24        75      129      275
                                                                        (b)        94       125      159      275
S&P/JNL Conservative Growth Division I                                  (a)        17        51       89      193
                                                                        (b)        87       101      119      193
S&P/JNL Moderate Growth Division I                                      (a)        17        51       89      193
                                                                        (b)        87       101      119      193
S&P/JNL Aggressive Growth Division I                                    (a)        17        51       89      193
                                                                        (b)        87       101      119      193
S&P/JNL Very Aggressive Growth Division I                               (a)        17        51       89      193
                                                                        (b)        87       101      119      193
S&P/JNL Equity Growth Division I                                        (a)        17        51       89      193
                                                                        (b)        87       101      119      193
S&P/JNL Equity Aggressive Growth Division I                             (a)        17        51       89      193
                                                                        (b)        87       101      119      193
PPM America/JNL Balanced Division                                       (a)        23        70      120      258
                                                                        (b)        93       120      150      258
PPM America/JNL High Yield Bond Division                                (a)        23        70      120      258
                                                                        (b)        93       120      150      258
PPM America/JNL Money Market Division                                   (a)        22        66      114      245
                                                                        (b)        92       116      144      245
Salomon Brothers/JNL Global Bond Division                               (a)        24        75      128      273
                                                                        (b)        94       125      158      273
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        23        70      119      256
                                                                        (b)        93       120      149      256
T. Rowe Price/JNL Established Growth Division                           (a)        24        74      127      271
                                                                        (b)        94       124      157      271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        25        77      131      280
                                                                        (b)        95       127      161      280
T. Rowe Price/JNL Value Division                                        (a)        26        79      136      289
                                                                        (b)        96       129      166      289
First Trust/JNL The DowSM Target 10 Division                            (a)        23        71      122      262
                                                                        (b)        93       121      152      262
-------------------------------------------------------------------------------- ------- --------- -------- ---------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect expenses of both the variable account and the underlying mutual funds. The first set of Examples reflects assumed expenses of the separate account of 1.70% which is the maximum level of charges. The second set of Examples reflects expenses of the separate account of 1.40% which is the lowest level of charges. Premium taxes may also apply. Please see Appendix C for additional examples. The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT
YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       9

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A. It shows values for the following contracts:

     o    contracts with no endorsements,

     o    contracts with the Earnings Protection Benefit Endorsement,

     o    contracts with the Maximum Anniversary Value Death Benefit, and

     o contracts with both the Earnings Protection Endorsement and the Maximum Anniversary Value Death Benefit.

You can find the following financial statements in the SAI:

     o    the financial  statements  of the Separate  Account for the year ended
          December 31, 2001

     o    the  financial  statements  of  Jackson  National  for the year  ended
          December 31, 2001

The Separate Account's financial statements for the year ended December 31, 2001, and the financial statements of Jackson National for the year ended
December 31, 2001, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price
Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR
MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

                                       10

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them.
Your contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT
The Jackson National Separate Account - I was established by Jackson National on
June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS
You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following
Funds:

     JNL Series Trust
         AIM/JNL Large Cap Growth Fund
         AIM/JNL Small Cap Growth Fund
         AIM/JNL Premier Equity II Fund
         Alger/JNL Growth Fund
         Alliance Capital/JNL Growth Fund
         agle/JNL Core Equity Fund
         Eagle/JNL SmallCap Equity Fund
         Janus/JNL Aggressive Growth Fund
         Janus/JNL Balanced Fund
         Janus/JNL Capital Growth Fund
         Lazard/JNL Mid Cap Value Fund
         Lazard/JNL Small Cap Value Fund
         Oppenheimer/JNL Global Growth Fund
         Oppenheimer/JNL Growth Fund


                                       11

         PIMCO/JNL Total Return Bond Fund
         PPM America/JNL Balanced Fund
         PPM America/JNL High Yield Bond Fund
         PPM America/JNL Money Market Fund
         Putnam/JNL Equity Fund
         Putnam/JNL International Equity Fund
         Putnam/JNL Midcap Growth Fund
         Putnam/JNL Value Equity Fund
         S&P/JNL Conservative Growth Fund I
         S&P/JNL Moderate Growth Fund I
         S&P/JNL Aggressive Growth Fund I
         S&P/JNL Very Aggressive Growth Fund I
         S&P/JNL Equity Growth Fund I
         S&P/JNL Equity Aggressive Growth Fund I
         Salomon Brothers/JNL Global Bond Fund
         Salomon Brothers/JNL U.S. Government & Quality Bond Fund
         T. Rowe Price/JNL Established Growth Fund
         T. Rowe Price/JNL Mid-Cap Growth Fund
         T. Rowe Price/JNL Value Fund

     JNL Variable Fund LLC
         First Trust/JNL The DowSM Target 10 Fund


                                       12


The Funds are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:

------------------------------------------------------- ------------------------------------------------------------------------
SUB-ADVISER                                             FUND
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
AIM Capital Management, Inc.                            AIM/JNL Large Cap Growth Fund
                                                        AIM/JNL Small Cap Growth Fund
                                                        AIM/JNL Premier Equity II Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Alliance Capital Management L.P.                        Alliance Capital/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Fred Alger Management, Inc.                             Alger/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Eagle Asset Management, Inc.                            Eagle/JNL Core Equity Fund
                                                        Eagle/JNL SmallCap Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
J.P. Morgan Investment Management, Inc.                 J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund **
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Janus Capital Corporation                               Janus/JNL Aggressive Growth Fund
                                                        Janus/JNL Balanced Fund
                                                        Janus/JNL Capital Growth Fund
                                                        Janus/JNL Global Equities Fund *
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Lazard Asset Management                                 Lazard/JNL Mid Cap Value Fund
                                                        Lazard/JNL Small Cap Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Mellon Capital Management Corporation                   Mellon Capital Management/JNL S&P 500 Index Fund **
                                                        Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund **
                                                        Mellon Capital Management/JNL Small Cap Index Fund **
                                                        Mellon Capital Management/JNL International Index Fund **
                                                        Mellon Capital Management/JNL Bond Index Fund **
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
OppenheimerFunds, Inc.                                  Oppenheimer/JNL Global Growth Fund
                                                        Oppenheimer/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Pacific Investment Management Company                   PIMCO/JNL Total Return Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
PPM America, Inc.                                       PPM America/JNL Balanced Fund
                                                        PPM America/JNL High Yield Bond Fund
                                                        PPM America/JNL Money Market Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Putnam Investment Management, Inc.                      Putnam/JNL Equity Fund
                                                        Putnam/JNL International Equity Fund
                                                        Putnam/JNL Midcap Growth Fund
                                                        Putnam/JNL Value Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Standard & Poor's Investment Advisory                   S&P/JNL Conservative Growth Fund I
Services, Inc.                                          S&P/JNL Moderate Growth Fund  I
                                                        S&P/JNL Aggressive Growth Fund I
                                                        S&P/JNL Very Aggressive Growth Fund I
                                                        S&P/JNL Equity Growth Fund I
                                                        S&P/JNL Equity Aggressive Growth Fund I
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                   Salomon Brothers/JNL Global Bond Fund
                                                        Salomon Brothers/JNL U.S. Government & Quality Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                          T. Rowe Price/JNL Established Growth Fund
                                                        T. Rowe Price/JNL Mid-Cap Growth Fund
                                                        T. Rowe Price/JNL Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------


---------------------
* The  Janus/JNL  Global  Equities  Fund (the "Fund") was closed to new contract holders on September 1, 2000. The Fund is still  available to existing  contract holders who purchased  their  contracts  prior to September 1, 2000, even if the contract  holder does not have a current  allocation in the Series.  The Fund is also available to both new and existing  contract  holders as an underlying fund of the S&P/JNL  Conservative  Growth Fund I, the S&P/JNL Moderate Growth Fund I,
the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I,
the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity  Aggressive  Growth Fund
I.

** The J.P.  Morgan/JNL Enhanced S&P 500(R) Stock Index Fund, the Mellon Capital
Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid
Cap Index Fund,  the Mellon  Capital  Management/JNL  Small Cap Index Fund , the
Mellon Capital  Management/JNL  International  Index Fund and the Mellon Capital
Management/JNL Bond Index Fund (collectively, the "Funds") are not available as investment options. However, the Funds are available as an underlying fund of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL
Aggressive  Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity
Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.



                                       13

------------------------------------------------------- ------------------------------------------------------------------------
SUB-ADVISER                                             FUND
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
First Trust Advisors L.P.                               First Trust/JNL The DowSM Target 10 Fund
------------------------------------------------------- ------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A
Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson
National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual fund for the one in which the investment division is currently invested. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base contract without any optional benefit equals 1.40%. The total charges for a contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a contract with the Optional Earnings Protection Benefit is 1.60%. The total charge for a contract with both benefits is 1.70%. These charges are applied to the daily value of the contracts invested in an investment division. These charges do not apply to the guaranteed fixed accounts or the indexed fixed option.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

      o  to make income payments for the life of the annuitant during the income phase;

      o  to waive the withdrawal charge in the event of your death; and

      o  to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection
Benefit Endorsement, each day during the accumulation phase of your contract
Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.

                                       14

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select the Maximum
Anniversary Value Death Benefit Endorsement, each day during the accumulation phase of your contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.22% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

             o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
             o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal
     Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the


                                       15

Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal
Charge. These provisions are not available in all states. Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson
National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER  EXPENSES.  Jackson  National pays the operating  expenses of the Separate
Account.

There are deductions from and expenses paid out of the assets of the Funds.
These expenses are described in the attached prospectuses for the JNL Series
Trust and the JNL Variable Fund LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The Mellon
Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global
Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an
Administrative Fee of .05%.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson
National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors,  Inc., located at
401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment.
Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission.
Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson
National is affiliated with the following broker-dealers: National Planning
Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial
Corporation and Investment Centers of America, Inc.

                                    PURCHASES
MINIMUM INITIAL PREMIUM:

o   $5,000 under most circumstances

o   $2,000 for a qualified plan contract

o   The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o   $500

o   $50 under the automatic payment plan

o   You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division. Special requirements apply to the indexed fixed account.

ALLOCATIONS OF PREMIUM. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.
Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

                                       16

There may be more than eighteen variable options available under the contract;
however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson
National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining
$3,669 of the payment will be allocated to the investment divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

       1.  determining the total amount of assets held in the particular investment division;

       2.  subtracting any insurance charges;

       3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the


                                       17

transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your
PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL(R)
Web site, or through other means to JNL shall be deemed authorization by You for JNL to accept transaction instructions, including fund transfers/allocations, by You or Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day your transaction will be processed.

OUR PROCEDURES
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.



                                       18

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax;

     3.  less any contract maintenance charge; and

     4.  less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL
YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin.
The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

                                       19

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1.  the value of your contract in the investment division(s) on the income date;

     2.  the 3% assumed investment rate used in the annuity table for the contract; and

     3.  the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions.
The annuity unit value of each investment division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

         OPTION 1 - Life Income.  This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person
         (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson
National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the


                                       20

beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

BASE CONTRACT DEATH BENEFIT
---------------------------
The death benefit equals:

     1.  current contract value; OR

     2.  the total premiums (less withdrawals, charges and premium taxes) compounded at 5%*;

     3. the contract value at the end of the 7th contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5%*

 -- whichever is GREATEST.


The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION
----------------------------------------------

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5%*; or

     3. the contract value at the end of the 7th contract year PLUS all premiums paid since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5%*; OR

     4. the greatest contract value at any contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that contract anniversary in the same proportion that the contract value was reduced on the date of a withdrawal, plus any premium paid subsequent to that contract anniversary.

-- whichever is GREATEST.

The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to contract owners greater than age 80.

The death benefit determined under item 2 or item 3 of the Maximum Anniversary
Value Death Benefit Option is limited to never exceed 250% of Premiums paid, less withdrawals, charges, and taxes incurred.

The additional insurance charge for the Maximum Anniversary Value Death Benefit
Option will continue to be deducted after you reach age 81, although the highest contract value on any anniversary after age 81 will not be paid.

This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to Us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date We receive a complete request for payment in good order. From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o   single lump sum payment; or

     o   payment of entire death benefit within 5 years of the date of death; or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death

---------------------------------------
* (4% if the owner is age 70 or older at the date of issue)



                                       21




         benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days.
If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.
If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract
(less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract
(adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation
Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below).
In addition, the maximum earnings on which we calculate the Earnings Protection
Benefit will be based solely upon premiums paid after the Continuation Date
(adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract.
Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   If the Contract is in the income phase at the time of your death;

     2.   If there are no earnings in the Contract.

                                       22

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation
Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation
Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection
Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings
Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation
Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed
Account Option. Your spouse may then transfer this amount to any available Funds or Guaranteed Account Option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to Premium. We will base the withdrawal charge on the number of years since the Premium originally was allocated to the Indexed Fixed
Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option.
This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings
Protection Benefit. The Contract, and its optional benefits, remain the same.
Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection
Benefit will remain the same even though, as discussed in "Earnings Protection
Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. You should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation
Option.

Even if your spouse pays premiums after the Continuation Date, no Enhanced
Earnings Benefit will apply if your spouse is 76 or older when the contract is continued, even though charges for the benefit are assessed.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The
Preselected Death Benefit Option may not be available in your state.

                                       23


DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO
ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD
CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF
YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal
Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually
(or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

                                       24

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts.
These limits and the tax computation rules are summarized in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private
Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT. We believe that current law permits the use of the Earnings Protection Benefit Endorsement and other optional death benefit in IRA contracts because those benefits do not constitute life insurance. We have applied to the Internal Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept
IRA contributions to purchase a contract with these optional benefits, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

ASSIGNMENT.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the
Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.



                                       25

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions and other guaranteed fixed accounts from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit for the investment divisions over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest
Rate. If a DCA+ account is selected, funds in the DCA+ fixed accounts will be systematically transferred to the investment divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts
(only applicable from the 1-year Fixed Account Option and the Money Market sub-account).

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an investment division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o    NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a fund has been in existence longer than  the  investment  division,  we  may  show  non-standardized performance  for periods that begin on the inception  date of the
               series,   rather  than  the  inception  date  of  the  investment
               division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Fund can hurt the fund performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Fund or the contract holders.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs").
Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf,


                                       26

Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas
Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.
These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or
Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson
National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased life insurance or annuity products from JNL during some period from 1981 to present.
JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

      o  Information we receive from you on applications or other forms;
      o  Information about your transactions with us;
      o  Information we receive from a consumer reporting agency;
      o  Information we obtain from others in the process of verifying information you provide us; and o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION

We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY
LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.
WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION

We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

                                       27

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

-------------------------------------------------------------------------------------------------------------------
QUESTIONS.  If you have questions about your contract, you may call or write to us at:

o    Jackson  National Life Annuity  Service Center:  (800)  766-4683,  P.O. Box
     378002, Denver, Colorado 80237-8002

o    Institutional  Marketing  Group Service Center:  (800)  777-7779,  P.O. Box
     30386, Lansing, Michigan 48909-9692.

-------------------------------------------------------------------------------------------------------------------




                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .........................................................................         2

Services ................................................................................................         2

Purchase of Securities Being Offered ....................................................................         3

Underwriters ............................................................................................         3

Calculation of Performance ..............................................................................         3

Additional Tax Information ...............................................................................       11

Net Investment Factor ....................................................................................       22

Financial Statements .....................................................................................       24


                 (This page has been left blank intentionally.)

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUES
BASE CONTRACT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values in this table do not reflect deductions for the Maximum Anniversary Value Benefit or the Earnings Protection Benefit.

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period              $10.94        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         41,057        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period              $11.02        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         71,912        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period              $11.57        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         154,845       N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period        $22.36        $26.20        $19.86       $13.82        $11.11        $9.93        $10.00
    End of period              $19.41        $22.36        $26.20       $19.86        $13.82        $11.11        $9.93
  Accumulation units outstanding
  at the end of period       14,789,965    16,136,216    12,779,325    7,704,990     5,908,446    3,310,810      12,285

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period         $7.96        $10.00        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
    End of period               $6.71         $7.96        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period        4,686,195     2,233,453      N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period        $19.00        $19.21        $15.77       $13.72        $10.52        $10.00       N/A(b)
    End of period              $16.89        $19.00        $19.21       $15.77        $13.72        $10.52       N/A(b)
  Accumulation units outstanding
  at the end of period        4,335,797     4,549,021    3,154,438     1,829,363      766,516       84,895       N/A(b)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period        $14.07        $16.44        $13.98       $14.00        $11.12        $10.00       N/A(b)
    End of period              $15.39        $14.07        $16.44       $13.98        $14.00        $11.12       N/A(b)
  Accumulation units outstanding
  at the end of period        5,477,543     4,810,070    3,152,948     2,274,545      857,946       71,014       N/A(b)


                                   A-1


ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period        $30.83        $39.54        $20.62       $13.26        $11.95        $10.20       $10.00
    End of period              $21.21        $30.83        $39.54       $20.62        $13.26        $11.95       $10.20
  Accumulation units outstanding
  at the end of period       15,754,272    17,580,395    13,399,786    6,839,305     5,371,379    2,355,530       4,008

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period         $9.77        $10.00        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
    End of period               $9.20         $9.77        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period        5,987,405     2,453,090      N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period        $25.52        $39.66        $17.94       $13.46        $11.87        $10.34       $10.00
    End of period              $15.05        $25.52        $39.66       $17.94        $13.46        $11.87       $10.34
  Accumulation units outstanding
  at the end of period       15,885,658    17,431,473    12,048,149    5,849,883     5,132,743    2,985,668       1,587

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period        $26.06        $32.33        $19.92       $15.93        $13.57        $10.48       $10.00
    End of period              $19.65        $26.06        $32.33       $19.92        $15.93        $13.57       $10.48
  Accumulation units outstanding
  at the end of period       16,824,375    20,248,887    15,866,078   11,242,198     9,067,277    3,090,234       4,778

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period              $11.20        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         102,381       N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period              $11.43        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         161,376       N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)
    End of period               $9.18        N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)
  Accumulation units outstanding
  at the end of period         866,690       N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)
    End of period               $9.33        N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)
  Accumulation units outstanding
  at the end of period         399,449       N/A(h)        N/A(h)       N/A(h)        N/A(h)        N/A(h)       N/A(h)


                                      A-2

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period        $10.00        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
    End of period               $9.85        N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)
  Accumulation units outstanding
  at the end of period         851,411       N/A(i)        N/A(i)       N/A(i)        N/A(i)        N/A(i)       N/A(i)

PPM America/JNL Balanced Division (c)
  Accumulation unit value:
    Beginning of period        $15.05        $14.10        $14.31       $13.19        $11.29        $10.34       $10.00
    End of period              $16.41        $15.05        $14.10       $14.31        $13.19        $11.29       $10.34
  Accumulation units outstanding
  at the end of period       11,986,416    10,032,286    9,940,416     6,574,171     4,486,973    2,120,529      12,871

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period        $12.12        $13.02        $13.06       $12.75        $11.26        $10.11       $10.00
    End of period              $12.62        $12.12        $13.02       $13.06        $12.75        $11.26       $10.11
  Accumulation units outstanding
  at the end of period        9,858,774     9,117,909    9,672,921     7,350,674     4,711,051    1,147,840        100

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period        $11.98        $11.48        $11.12       $10.74        $10.37        $10.03       $10.00
    End of period              $12.22        $11.98        $11.48       $11.12        $10.74        $10.37       $10.03
  Accumulation units outstanding
  at the end of period       11,568,952     8,517,299    11,491,181    4,713,958     3,855,123    2,193,176      14,608

Putnam/JNL Equity Division (c)
  Accumulation unit value:
    Beginning of period        $21.84        $26.96        $21.13       $15.88        $13.22        $10.58       $10.00
    End of period              $16.15        $21.84        $26.96       $21.13        $15.88        $13.22       $10.58
  Accumulation units outstanding
  at the end of period       15,246,847    16,776,830    14,056,305    8,348,592     5,207,294    1,682,604        571

Putnam/JNL International Equity Division (d)
Accumulation unit value:
    Beginning of period        $14.87        $17.53        $13.46       $11.94        $11.78        $10.49       $10.00
    End of period              $11.69        $14.87        $17.53       $13.46        $11.94        $11.78       $10.49
  Accumulation units outstanding
  at the end of period        7,467,615     7,353,097    5,507,406     4,828,701     4,406,642    2,039,430       3,096

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period         $9.81        $10.00        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
    End of period               $7.06         $9.81        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period        2,574,918     1,840,603      N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)

Putnam/JNL Value Equity Division (c)
  Accumulation unit value:
    Beginning of period        $17.80        $16.87        $17.29       $15.59        $12.98        $10.59       $10.00
    End of period              $16.44        $17.80        $16.87       $17.29        $15.59        $12.98       $10.59
  Accumulation units outstanding
  at the end of the period   17,374,199    18,374,087    16,357,203   10,899,898     6,925,507    1,330,288       3,944

                                      A-3

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period        $11.85        $12.21        $10.36       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $11.13        $11.85        $12.21       $10.36        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period       16,213,693    11,548,615    5,873,298      967,674       N/A(e)        N/A(e)       N/A(e)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period        $12.40        $13.15        $10.52       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $11.33        $12.40        $13.15       $10.52        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period       25,281,429    17,565,944    8,312,453     1,198,566      N/A(e)        N/A(e)       N/A(e)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period        $12.85        $14.38        $10.77       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $11.33        $12.85        $14.38       $10.77        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period        9,087,381     7,064,128    2,790,656      410,888       N/A(e)        N/A(e)       N/A(e)

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period        $13.28        $16.25        $11.07       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $11.30        $13.28        $16.25       $11.07        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period        5,007,185     4,279,446    1,438,910      220,495       N/A(e)        N/A(e)       N/A(e)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period        $12.61        $14.87        $10.53       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $10.65        $12.61        $14.87       $10.53        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period       13,042,220    10,443,838    3,994,657      478,149       N/A(e)        N/A(e)       N/A(e)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period        $12.75        $15.24        $10.64       $10.00        N/A(e)        N/A(e)       N/A(e)
    End of period              $10.84        $12.75        $15.24       $10.64        N/A(e)        N/A(e)       N/A(e)
  Accumulation units outstanding
  at the end of period        3,663,573     3,066,578    1,183,888      304,127       N/A(e)        N/A(e)       N/A(e)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period        $13.73        $12.99        $12.94       $12.80        $11.74        $10.41       $10.00
    End of period              $14.46        $13.73        $12.99       $12.94        $12.80        $11.74       $10.41
  Accumulation units outstanding
  at the end of the period    4,053,144     4,116,938    3,970,746     3,166,154     2,603,857     911,885        3,128

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period        $12.67        $11.53        $12.00       $11.12        $10.33        $10.21       $10.00
    End of period              $13.37        $12.67        $11.53       $12.00        $11.12        $10.33       $10.21
  Accumulation units outstanding
  at the end of period       12,659,553     8,258,157    7,963,550     5,006,001     2,090,575     902,055        1,275



                                   A-4

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period        $23.77        $24.19        $20.14       $15.99        $12.53        $10.36       $10.00
    End of period              $21.04        $23.77        $24.19       $20.14        $15.99        $12.53       $10.36
  Accumulation units outstanding
  at the end of period       15,911,916    16,685,946    14,057,518   10,399,047     7,218,789    2,500,896      10,564

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period        $22.72        $21.50        $17.58       $14.68        $12.59        $10.37       $10.00
    End of period              $22.07        $22.72        $21.50       $17.58        $14.68        $12.59       $10.37
  Accumulation units outstanding
  at the end of period       13,844,072    15,106,446    11,658,193    9,941,003     8,031,753    3,585,051       5,120

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period        $11.29        $10.00        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
    End of period              $11.21        $11.29        N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period        7,290,624     1,379,388      N/A(g)       N/A(g)        N/A(g)        N/A(g)       N/A(g)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period         $9.00         $8.67        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $8.61         $9.00        $8.67        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        4,240,098     2,340,312     898,160       N/A(f)        N/A(f)        N/A(f)       N/A(f)


(a) The Separate Account commenced operations on October 16, 1995.

(b) The Eagle/JNL Core Equity Division and the Eagle/JNL SmallCap Equity Division commenced operations on September 16, 1996.

(c) Prior to May 1, 1997, the Putnam/JNL Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the Putnam/JNL Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was ..90%.

(d) Prior to May 1, 2000, the Putnam/JNL  International  Equity Division was the
T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.

(e) The S&P/JNL Conservative Growth Division I commenced operations on April 9, 1998, the S&P/JNL Moderate Growth Division I commenced operations on April 8, 1998, the S&P/JNL Aggressive Growth Division I commenced operations on April 8, 1998, the S&P/JNL Very Aggressive Growth Division I commenced operations on
April 1, 1998, the S&P/JNL Equity Growth Division I commenced operations on April 13, 1998, and the S&P/JNL Equity Aggressive Growth Division I commenced operations on April 15, 1998.

(f) The First Trust/JNL The DowSM Target 10 Division commenced operations on July 2, 1999.

(g) Each of the Alliance Capital/JNL Growth Division, Janus/JNL Balanced Division, Putnam/JNL Midcap Growth Division, and the T. Rowe Price/JNL Value Division commenced operations on May 1, 2000.

(h) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.

(i) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.

ACCUMULATION UNIT VALUES
WITH EARNINGS PROTECTION BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Earnings Protection Benefit. The Earnings Protection Benefit was first offered July 1, 2001.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

AIM/JNL Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.18
  Accumulation units outstanding
  at the end of period                                                                                             43

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.74
  Accumulation units outstanding
  at the end of period                                                                                             43

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.67
  Accumulation units outstanding
  at the end of period                                                                                           16,398

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.71
  Accumulation units outstanding
  at the end of period                                                                                           20,919

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.40
  Accumulation units outstanding
  at the end of period                                                                                           11,447

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.40
  Accumulation units outstanding
  at the end of period                                                                                           16,100

                                      A-6

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $8.98
  Accumulation units outstanding
  at the end of period                                                                                           27,867

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.90
  Accumulation units outstanding
  at the end of period                                                                                           30,280

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $8.70
  Accumulation units outstanding
  at the end of period                                                                                           15,767

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Lazard/JNL Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.74
  Accumulation units outstanding
  at the end of period                                                                                             43

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.61
  Accumulation units outstanding
  at the end of period                                                                                           12,618

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.90
  Accumulation units outstanding
  at the end of period                                                                                            9,334

                                      A-7

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.93
  Accumulation units outstanding
  at the end of period                                                                                             86

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.05
  Accumulation units outstanding
  at the end of period                                                                                           18,492

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.09
  Accumulation units outstanding
  at the end of period                                                                                           22,115

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.02
  Accumulation units outstanding
  at the end of period                                                                                           72,295

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.30
  Accumulation units outstanding
  at the end of period                                                                                           22,029

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.65
  Accumulation units outstanding
  at the end of period                                                                                           21,378

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.17
  Accumulation units outstanding
  at the end of period                                                                                           19,121

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.59
  Accumulation units outstanding
  at the end of the period                                                                                       35,153

                                      A-8

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.87
  Accumulation units outstanding
  at the end of period                                                                                           47,355

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.79
  Accumulation units outstanding
  at the end of period                                                                                           104,975

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.78
  Accumulation units outstanding
  at the end of period                                                                                           20,176

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.64
  Accumulation units outstanding
  at the end of period                                                                                           23,903

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.82
  Accumulation units outstanding
  at the end of period                                                                                           69,635

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.83
  Accumulation units outstanding
  at the end of period                                                                                            9,634

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.27
  Accumulation units outstanding
  at the end of the period                                                                                        6,473

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.28
  Accumulation units outstanding
  at the end of period                                                                                           59,794

                                      A-9

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.06
  Accumulation units outstanding
  at the end of period                                                                                           34,543

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.30
  Accumulation units outstanding
  at the end of period                                                                                           43,250

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.73
  Accumulation units outstanding
  at the end of period                                                                                           53,664

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.43
  Accumulation units outstanding
  at the end of period                                                                                           37,531


(a) These investment divisions had not commenced operations as of December 31, 2001.
(b) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(c) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.

ACCUMULATION UNIT VALUES
WITH MAXIMUM ANNIVERSARY VALUE

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Maximum Anniversary Value Benefit. The Maximum Anniversary Value Benefit was first offered October 29, 2001.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

AIM/JNL Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.95
  Accumulation units outstanding
  at the end of period                                                                                             728

AIM/JNL Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.13
  Accumulation units outstanding
  at the end of period                                                                                            2,765

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.08
  Accumulation units outstanding
  at the end of period                                                                                            1,817

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.03
  Accumulation units outstanding
  at the end of period                                                                                            3,935

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.84
  Accumulation units outstanding
  at the end of period                                                                                           10,691

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.33
  Accumulation units outstanding
  at the end of period                                                                                            3,374

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $11.48
  Accumulation units outstanding
  at the end of period                                                                                            1,506

                                      A-11

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.74
  Accumulation units outstanding
  at the end of period                                                                                            2,225

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.03
  Accumulation units outstanding
  at the end of period                                                                                            5,205

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.04
  Accumulation units outstanding
  at the end of period                                                                                            1,912

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Lazard/JNL Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.55
  Accumulation units outstanding
  at the end of period                                                                                            5,811

Lazard/JNL Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.17
  Accumulation units outstanding
  at the end of period                                                                                             280

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.44
  Accumulation units outstanding
  at the end of period                                                                                            7,308

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.14
  Accumulation units outstanding
  at the end of period                                                                                            1,606


                                  A-12

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.05
  Accumulation units outstanding
  at the end of period                                                                                             300

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.21
  Accumulation units outstanding
  at the end of period                                                                                            1,614

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.94
  Accumulation units outstanding
  at the end of period                                                                                           12,633

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.00
  Accumulation units outstanding
  at the end of period                                                                                             343

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.88
  Accumulation units outstanding
  at the end of period                                                                                            3,798

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.45
  Accumulation units outstanding
  at the end of period                                                                                             642

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.98
  Accumulation units outstanding
  at the end of the period                                                                                       10,574

                                      A-13

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.16
  Accumulation units outstanding
  at the end of period                                                                                           14,893

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.29
  Accumulation units outstanding
  at the end of period                                                                                           19,997

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.42
  Accumulation units outstanding
  at the end of period                                                                                            6,449

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.29
  Accumulation units outstanding
  at the end of period                                                                                             978

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.18
  Accumulation units outstanding
  at the end of period                                                                                             46

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.07
  Accumulation units outstanding
  at the end of the period                                                                                        1,120

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.85
  Accumulation units outstanding
  at the end of period                                                                                            1,845

                                      A-14

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.19
  Accumulation units outstanding
  at the end of period                                                                                           11,575

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.96
  Accumulation units outstanding
  at the end of period                                                                                            5,006

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.23
  Accumulation units outstanding
  at the end of period                                                                                           14,085

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.15
  Accumulation units outstanding
  at the end of period                                                                                            2,096

(a) These investment divisions had not commenced operations as of December 31, 2001.
(b) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(c) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.

ACCUMULATION UNIT VALUES
WITH EARNINGS PROTECTION BENEFIT AND MAXIMUM ANNIVERSARY VALUE


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Maximum Anniversary Value Benefit and the Earnings Protection Benefit. The Earnings Protection Benefit was first offered July 1, 2001 and the Maximum Anniversary Value Death Benefit was first offered October 29, 2001.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.88
  Accumulation units outstanding
  at the end of period                                                                                             150

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.17
  Accumulation units outstanding
  at the end of period                                                                                             150

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.08
  Accumulation units outstanding
  at the end of period                                                                                            4,805

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.14
  Accumulation units outstanding
  at the end of period                                                                                            1,955

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.97
  Accumulation units outstanding
  at the end of period                                                                                            7,152



                                   A-16

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.22
  Accumulation units outstanding
  at the end of period                                                                                            3,741

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.94
  Accumulation units outstanding
  at the end of period                                                                                            1,584

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.15
  Accumulation units outstanding
  at the end of period                                                                                            1,720

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Lazard/JNL Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.59
  Accumulation units outstanding
  at the end of period                                                                                             150

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.06
  Accumulation units outstanding
  at the end of period                                                                                            1,746

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.17
  Accumulation units outstanding
  at the end of period                                                                                             499

                                      A-17

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.00
  Accumulation units outstanding
  at the end of period                                                                                             300

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.18
  Accumulation units outstanding
  at the end of period                                                                                             102

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.98
  Accumulation units outstanding
  at the end of period                                                                                            1,029

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.00
  Accumulation units outstanding
  at the end of period                                                                                             500

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.19
  Accumulation units outstanding
  at the end of period                                                                                            2,859

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.54
  Accumulation units outstanding
  at the end of period                                                                                             494

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.17
  Accumulation units outstanding
  at the end of the period                                                                                        5,048

                                      A-18

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.08
  Accumulation units outstanding
  at the end of period                                                                                            4,715

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.15
  Accumulation units outstanding
  at the end of period                                                                                            1,720

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.10
  Accumulation units outstanding
  at the end of period                                                                                             42

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.89
  Accumulation units outstanding
  at the end of the period                                                                                         964

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.62
  Accumulation units outstanding
  at the end of period                                                                                            4,300

                                      A-19

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.12
  Accumulation units outstanding
  at the end of period                                                                                             619

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.67
  Accumulation units outstanding
  at the end of period                                                                                            3,550

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.22
  Accumulation units outstanding
  at the end of period                                                                                             300

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                          N/A(a)
    End of period                                                                                                N/A(a)
  Accumulation units outstanding
  at the end of period                                                                                           N/A(a)

(a) These investment divisions had not commenced operations as of December 31, 2001.
(b) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(c) Each of the AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.

                                   APPENDIX B

DOW JONES DOES NOT:
o  Sponsor, endorse, sell or promote the First Trust/JNL The Dow Target 10 Fund.

o Recommend that any person invest in the First Trust/JNL The Dow Target 10 Fund or any other securities. Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The Dow Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The Dow Target 10 Fund.

o Consider the needs of the First Trust/JNL The Dow Target 10 Fund or the owners of the First Trust/JNL The Dow Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOW TARGET 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOW TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

o THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                   APPENDIX C

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

          (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;

          (b)  if you surrender your contract at the end of each time period.


                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)      $ 28    $ 85       $145     $307
                                                                        (b)        98     135        175      307
AIM/JNL Small Cap Growth Division                                       (a)        28      87        147      312
                                                                        (b)        98     137        177      312
AIM/JNL Premier II Division                                             (a)        27      84        142      302
                                                                        (b)        97     134        172      302
Alger/JNL Growth Division                                               (a)        28      84        144      305
                                                                        (b)        98     134        174      305
Alliance Capital/JNL Growth Division                                    (a)        26      78        134      286
                                                                        (b)        96     128        164      286
Eagle/JNL Core Equity Division                                          (a)        27      82        140      297
                                                                        (b)        97     132        170      297
Eagle/JNL SmallCap Equity Division                                      (a)        27      84        143      303
                                                                        (b)        97     134        173      303
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        26      79        135      288
                                                                        (b)        96     129        165      288
Janus/JNL Aggressive Growth Division                                    (a)        27      82        140      296
                                                                        (b)        97     132        170      296
Janus/JNL Balanced Division                                             (a)        27      84        143      304
                                                                        (b)        97     134        173      304
Janus/JNL Capital Growth Division                                       (a)        27      82        141      298
                                                                        (b)        97     132        171      298
Janus/JNL Global Equities Division*                                     (a)        27      84        143      303
                                                                        (b)        97     134        173      303
Lazard/JNL Mid Cap Value Division                                       (a)        28      85        145      308
                                                                        (b)        98     135        175      308
Lazard/JNL Small Cap Value Division                                     (a)        28      87        148      314
                                                                        (b)        98     137        178      314
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        23      70        120      257
                                                                        (b)        93     120        150      257
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        23      70        120      257
                                                                        (b)        93     120        150      257
Mellon Capital Management/JNL Small Cap Index Division                  (a)        23      70        120      257
                                                                        (b)        93     120        150      257
Mellon Capital Management/JNL International Index Division              (a)        23      72        123      263
                                                                        (b)        93     122        153      263
Mellon Capital Management/JNL Bond Index Division                       (a)        23      70        120      257
                                                                        (b)        93     120        150      257
Oppenheimer/JNL Global Growth Division                                  (a)        27      84        142      302
                                                                        (b)        97     134        172      302

--------------------------------
*    The Janus/JNL Global Equities Fund (the "Fund") is closed to new contract holders since September 1, 2000. The Fund is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund.
     The Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNLConservative Growth Fund I, the S&P/JNL
     Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL
     Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the
     S&P/JNL Equity Aggressive Growth Fund I.


                                      C-1

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------

Oppenheimer/JNL Growth Division                                         (a)        27      82        140      297
                                                                        (b)        97     132        170      297
PIMCO/JNL Total Return Bond Division                                    (a)        25      76        130      278
                                                                        (b)        95     126        160      278
Putnam/JNL Equity Division                                              (a)        26      80        138      293
                                                                        (b)        96     131        168      293
Putnam/JNL International Equity Division                                (a)        29      88        150      318
                                                                        (b)        99     138        180      318
Putnam/JNL Midcap Growth Division                                       (a)        28      86        146      309
                                                                        (b)        98     136        176      309
Putnam/JNL Value Equity Division                                        (a)        26      81        139      294
                                                                        (b)        96     131        169      294
S&P/JNL Conservative Growth Division I                                  (a)        19      58         99      215
                                                                        (b)        89     108        129      215
S&P/JNL Moderate Growth Division I                                      (a)        19      58         99      215
                                                                        (b)        89     108        129      215
S&P/JNL Aggressive Growth Division I                                    (a)        19      58         99      215
                                                                        (b)        89     108        129      215
S&P/JNL Very Aggressive Growth Division I                               (a)        19      58         99      215
                                                                        (b)        89     108        129      215
S&P/JNL Equity Growth Division I                                        (a)        19      58         99      215
                                                                        (b)        89     108        129      215
S&P/JNL Equity Aggressive Growth Division I                             (a)        19      58         99      215
                                                                        (b)        89     108        129      215
PPM America/JNL Balanced Division                                       (a)        25      76        131      279
                                                                        (b)        95     126        161      279
PPM America/JNL High Yield Bond Division                                (a)        25      76        131      279
                                                                        (b)        95     126        161      279
PPM America/JNL Money Market Division                                   (a)        24      72        124      266
                                                                        (b)        94     122        154      266
Salomon Brothers/JNL Global Bond Division                               (a)        26      81        138      292
                                                                        (b)        96     131        168      292
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        25      76        130      277
                                                                        (b)        95     126        160      277
T. Rowe Price/JNL Established Growth Division                           (a)        26      80        137      290
                                                                        (b)        96     130        167      290
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        27      83        141      299
                                                                        (b)        97     133        171      299
T. Rowe Price/JNL Value Division                                        (a)        28      85        145      308
                                                                        (b)        98     135        175      308
First Trust/JNL The DowSM Target 10 Division                            (a)        25      77        132      282
                                                                        (b)        95     127        162      282
-------------------------------------------------------------------------------- ------- --------- -------- ---------

                                      C-2



EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Maximum Anniversary Value Death Benefit Option, assuming a
5% annual return on assets:

          (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
          (c)  if you surrender your contract at the end of each time period.


                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)      $ 27      $82      $140      $297
                                                                        (b)        97      132       170      297
AIM/JNL Small Cap Growth Division                                       (a)        27       84       142      302
                                                                        (b)        97      134       172      302
AIM/JNL Premier Equity II Division                                      (a)        26       81       138      292
                                                                        (b)        96      131       168      292
Alger/JNL Growth Division                                               (a)        27       81       139      295
                                                                        (b)        97      131       169      295
Alliance Capital/JNL Growth Division                                    (a)        25       75       129      276
                                                                        (b)        95      125       159      276
Eagle/JNL Core Equity Division                                          (a)        26       79       135      288
                                                                        (b)        96      129       165      288
Eagle/JNL SmallCap Equity Division                                      (a)        26       81       138      293
                                                                        (b)        96      131       168      293
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        25       76       130      278
                                                                        (b)        95      126       160      278
Janus/JNL Aggressive Growth Division                                    (a)        26       79       135      287
                                                                        (b)        96      129       165      287
Janus/JNL Balanced Division                                             (a)        26       81       139      294
                                                                        (b)        96      131       169      294
Janus/JNL Capital Growth Division                                       (a)        26       79       136      289
                                                                        (b)        96      129       166      289
Janus/JNL Global Equities Division*                                     (a)        26       81       138      293
                                                                        (b)        96      131       168      293
Lazard/JNL Mid Cap Value Division                                       (a)        27       82       141      298
                                                                        (b)        97      132       171      298
Lazard/JNL Small Cap Value Division                                     (a)        27       84       143      304
                                                                        (b)        97      134       173      304
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        22       67       115      247
                                                                        (b)        92      117       145      247
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        22       67       115      247
                                                                        (b)        92      117       145      247
Mellon Capital Management/JNL Small Cap Index Division                  (a)        22       67       115      247
                                                                        (b)        92      117       145      247
Mellon Capital Management/JNL International Index Division              (a)        22       69       117      252
                                                                        (b)        92      119       147      252
Mellon Capital Management/JNL Bond Index Division                       (a)        22       67       115      247
                                                                        (b)        92      117       145      247
Oppenheimer/JNL Global Growth Division                                  (a)        26       81       138      292
                                                                        (b)        96      131       168      292
Oppenheimer/JNL Growth Division                                         (a)        26       79       135      288
                                                                        (b)        96      129       165      288
PIMCO/JNL Total Return Bond Division                                    (a)        24       73       125      268

--------
*    The Janus/JNL Global Equities Fund (the " Fund ") is closed to new contract holders since September 1, 2000. The Fund is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund.
     The Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNLConservative Growth Fund I, the S&P/JNL
     Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL
     Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the
     S&P/JNL Equity Aggressive Growth Fund I.


                                      C-3

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------

                                                                        (b)        94      123       155      268
Putnam/JNL Equity Division                                              (a)        25       78       133      284
                                                                        (b)        95      128       163      284
Putnam/JNL International Equity Division                                (a)        28       85       145      308
                                                                        (b)        98      135       175      308
Putnam/JNL Midcap Growth Division                                       (a)        27       83       141      299
                                                                        (b)        97      133       171      299
Putnam/JNL Value Equity Division                                        (a)        25       78       134      285
                                                                        (b)        95      128       164      285
S&P/JNL Conservative Growth Division I                                  (a)        18       54       94       204
                                                                        (b)        88      104       124      204
S&P/JNL Moderate Growth Division I                                      (a)        18       54       94       204
                                                                        (b)        88      104       124      204
S&P/JNL Aggressive Growth Division I                                    (a)        18       54       94       204
                                                                        (b)        88      104       124      204
S&P/JNL Very Aggressive Growth Division I                               (a)        18       54       94       204
                                                                        (b)        88      104       124      204
S&P/JNL Equity Growth Division I                                        (a)        18       54       94       204
                                                                        (b)        88      104       124      204
S&P/JNL Equity Aggressive Growth Division I                             (a)        18       54       94       204
                                                                        (b)        88      104       124      204
PPM America/JNL Balanced Division                                       (a)        24       73       126      269
                                                                        (b)        94      123       156      269
PPM America/JNL High Yield Bond Division                                (a)        24       73       126      269
                                                                        (b)        94      123       156      269
PPM America/JNL Money Market Division                                   (a)        23       69       119      255
                                                                        (b)        93      119       149      255
Salomon Brothers/JNL Global Bond Division                               (a)        25       78       133      283
                                                                        (b)        95      128       163      283
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        24       73       125      267
                                                                        (b)        94      123       155      267
T. Rowe Price/JNL Established Growth Division                           (a)        25       77       132      281
                                                                        (b)        95      127       162      281
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        26       80       136      290
                                                                        (b)        96      130       166      290
T. Rowe Price/JNL Value Division                                        (a)        27       82       141      298
                                                                        (b)        97      132       171      298
First Trust/JNL The DowSM Target 10 Division                            (a)        24       74       127      272
                                                                        (b)        94      124       157      272

                                      C-4


                     DEFINED STRATEGIES VARIABLE ANNUITY (R)
                                    ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

================================================================================
Please read this prospectus before you purchase a Defined Strategies Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Defined Strategies Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002, by calling Jackson National at (800) 766-4683 or by writing Jackson National at:
Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

================================================================================

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o    Investment divisions which purchase shares of the following funds:

JNL SERIES TRUST
     PPM America/JNL Money Market Fund
JNL VARIABLE FUND LLC
     First Trust/JNL The DowSM Target 5 Fund
     First Trust/JNL The DowSM Target 10 Fund
     First Trust/JNL The S&P(R) Target 10 Fund
     First Trust/JNL Global Target 15 Fund
     First Trust/JNL Target 25 Fund
     First Trust/JNL Target Small-Cap Fund
     First Trust/JNL Technology Sector Fund
     First Trust/JNL Pharmaceutical/Healthcare Sector Fund
     First Trust/JNL Financial Sector Fund
     First Trust/JNL Energy Sector Fund
     First Trust/JNL Leading Brands Sector Fund
     First Trust/JNL Communications Sector Fund


      WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. THE SEC HAS NOT APPROVED OR DISAPPROVED THE
       DEFINED STRATEGIES VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF
        THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                   MAY 1, 2002

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM" , "The Dow 10SM" and "The Dow 5 SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund. Please see Appendix B for additional information.


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500",
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The J.P. Morgan/JNL Enhanced S&P 500(R) Stock Index Fund, the Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund and the First Trust/JNL The S&P(R) Target 10 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



                                TABLE OF CONTENTS
Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................        6

The Company...............................................................................................        6

The Guaranteed Fixed Accounts and the Indexed Fixed Account Option........................................        7

The Separate Account......................................................................................        7

Investment Divisions......................................................................................        7

Contract Charges..........................................................................................        8

Purchases.................................................................................................       10

Allocations of Premium....................................................................................       11

Transfers.................................................................................................       12

Access to Your Money......................................................................................       13

Income Payments (The Income Phase)........................................................................       14

Death Benefit.............................................................................................       15

Taxes.....................................................................................................       17

Other Information.........................................................................................       19

Privacy Policy............................................................................................       21

Table of Contents of the Statement of Additional Information..............................................       22

Appendix A................................................................................................      A-1

Appendix B................................................................................................      B-1








                 (This page has been left blank intentionally.)




















                                  (This page has been left blank intentionally.)



                                    KEY FACTS
-------------------------------------------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado  80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan  48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan  48951

-------------------------------------------------------------------------------------------------------------------
THE ANNUITY CONTRACT                                      The fixed and variable annuity contract offered by
                                                          Jackson National provides a means for allocating on a
                                                          tax-deferred basis to the guaranteed fixed accounts,
                                                          including the indexed fixed option of Jackson National
                                                          and the investment divisions (the "Allocation
                                                          Options").  The contract is intended for retirement
                                                          savings or other long-term investment purposes and
                                                          provides for a death benefit and income options.

-------------------------------------------------------------------------------------------------------------------
ALLOCATION OPTIONS                                        You can put money into any of the Allocation Options but
                                                          you may not put your money in more than eighteen of the
                                                          variable options plus the Fixed Accounts during the life
                                                          of your contract.

-------------------------------------------------------------------------------------------------------------------
EXPENSES                                                  The contract has insurance features and investment
                                                          features, and there are costs related to each.

                                                          Jackson National makes a deduction for its
                                                          insurance and administration charges
                                                          that is equal to 1.40% of the daily value of
                                                          the contracts invested in the investment
                                                          divisions. If you select our Earnings Protection Benefit
                                                          Endorsement, Jackson National deducts a charge equal to 0.20%
                                                          of the daily net asset value of contracts invested in the
                                                          investment divisions. These charges do not apply to the Fixed
                                                          Accounts. During the accumulation phase, Jackson National
                                                          deducts a $35 annual contract maintenance charge from your contract.

                                                          If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                                          Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                                          There are also investment charges which are expected to
                                                          range from .20% to 1.22%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

                                       1

-------------------------------------------------------------------------------------------------------------------
PURCHASES                                                 Under most circumstances, you can buy a contract for
                                                          $5,000 or more ($2,000 or more for a qualified plan
                                                          contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

-------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                      You can take money out of your contract during the
                                                          accumulation phase. Withdrawals may be subject to a
                                                          withdrawal charge. You may also have to pay
                                                          income tax and a tax penalty on any money you take out.

-------------------------------------------------------------------------------------------------------------------
INCOME PAYMENTS                                           You may choose to receive regular income from
                                                          your annuity. During the income phase, you
                                                          have the same variable allocation options.

-------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                                             If you die before moving to the income phase, the person
                                                          you have chosen as your beneficiary will receive a death
                                                          benefit.  If you select the Earnings Protection Benefit
                                                          Endorsement, the death benefit your beneficiary receives
                                                          may be increased by 40% of earnings up to a maximum of
                                                          100% of the premiums you have paid (25% of earnings for
                                                          owners ages 70-75).

-------------------------------------------------------------------------------------------------------------------
FREE LOOK                                                 If you cancel your contract within twenty days after
                                                          receiving it (or whatever period is required in your
                                                          state), Jackson National will return the amount your
                                                          contract is worth on the day we receive your request.
                                                          This may be more or less than your original payment.  If
                                                          required by law, Jackson National will return your
                                                          premium.

-------------------------------------------------------------------------------------------------------------------
TAXES                                                     Under the Internal Revenue Code you generally will not
                                                          be taxed on the earnings on the money held in your
                                                          contract until you take money out (this is referred to
                                                          as tax-deferral).  There are different rules as to how
                                                          you will be taxed depending on how you take the money
                                                          out and whether your contract is non-qualified or
                                                          purchased as part of a qualified plan.

-------------------------------------------------------------------------------------------------------------------



                                       2



                                    FEE TABLE
OWNER TRANSACTION EXPENSES(1)
        WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
        Years Since Premium Payment            0      1      2     3      4     5      6      7+
        Charge                                 7%     6%     5%    4%     3%    2%     1%     0%

        TRANSFER FEE:
        $25 for each transfer in excess of 15 in a contract year

        CONTRACT MAINTENANCE CHARGE:
        $35 per contract per year

        COMMUTATION FEE(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)

                                                                          MANAGEMENT      ESTIMATED
                                                                              AND        DISTRIBUTION                 TOTAL FUND
                                                                        ADMINISTRATIVE     (12B-1)        OTHER         ANNUAL
                                                                              FEE           FEES*        EXPENSES      EXPENSES
----------------------------------------------------------------------- ---------------- ------------- ------------- --------------
PPM America/JNL Money Market Fund                                             .69%            0%            0%              .69%
First Trust/JNL The DowSM Target 5 Fund                                       .85%            0%            0%              .85%
First Trust/JNL The DowSM Target 10 Fund                                      .85%            0%            0%              .85%
First Trust/JNL The S&P(R)Target 10 Fund                                      .85%            0%            0%              .85%
First Trust/JNL Global Target 15 Fund                                         .90%            0%            0%              .90%
First Trust/JNL Target 25 Fund                                                .85%            0%            0%              .85%
First Trust/JNL Target Small-Cap Fund                                         .85%            0%            0%              .85%
First Trust/JNL Technology Sector Fund                                        .85%            0%            0%              .85%
First Trust/JNL Pharmaceutical/Healthcare Sector Fund                         .85%            0%            0%              .85%
First Trust/JNL Financial Sector Fund                                         .85%            0%            0%              .85%
First Trust/JNL Energy Sector Fund                                            .85%            0%            0%              .85%
First Trust/JNL Leading Brands Sector Fund                                    .85%            0%            0%              .85%
First Trust/JNL Communications Sector Fund                                    .85%            0%            0%              .85%
----------------------------------------------------------------------- ---------------- ------------- ------------- --------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The First
Trust/JNL Global Target 15 Fund pays an Administrative Fee of .15%. The Total
Fund Annual Expenses reflect the inclusion of the Administrative Fee.


--------
1  See "Contract Charges"

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee. * (4% if the owner is age 70 or older at the date of issue)


                                       3





EXAMPLES. You would pay the following expenses on a $1,000 investment if you do not select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

               (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
               (b) if you surrender your contract at the end of each time period.

-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
PPM America/JNL Money Market Division                                   (a)          22      66      114      245
                                                                        (b)          92     116      144      245
First Trust/JNL The DowSM Target 5 Division                             (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL The DowSM Target 10 Division                            (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL The S&P(R)Target 10 Division                            (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Global Target 15 Division                               (a)          24      73      125      267
                                                                        (b)          94     123      155      267
First Trust/JNL Target 25 Division                                      (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Target Small-Cap Division                               (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Technology Sector Division                              (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Pharmaceutical/Healthcare Sector Division               (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Financial Sector Division                               (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Energy Sector Division                                  (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Leading Brands Sector Division                          (a)          23      71      122      262
                                                                        (b)          93     121      152      262
First Trust/JNL Communications Sector Division                          (a)          23      71      122      262
                                                                        (b)          93     121      152      262
-------------------------------------------------------------------------------- ------- --------- -------- ---------






                                       4




EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

               (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
               (b) if you surrender your contract at the end of each time period.


                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
PPM America/JNL Money Market Division                                   (a)        24        72      124      266
                                                                        (b)        94       122      154      266
First Trust/JNL The DowSM Target 5 Division                             (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL The DowSM Target 10 Division                            (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL The S&P(R)Target 10 Division                            (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Global Target 15 Division                               (a)        26        79      135      287
                                                                        (b)        96       129      165      287
First Trust/JNL Target 25 Division                                      (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Target Small-Cap Division                               (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Technology Sector Division                              (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Pharmaceutical/Healthcare Sector Division               (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Financial Sector Division                               (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Energy Sector Division                                  (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Leading Brands Sector Division                          (a)        25        77      132      282
                                                                        (b)        95       127      162      282
First Trust/JNL Communications Sector Division                          (a)        25        77      132      282
                                                                        (b)        95       127      162      282
-------------------------------------------------------------------------------- ------- --------- -------- ---------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect expenses of both the variable account and the underlying mutual funds. The first set of Examples reflects assumed expenses of the separate account of 1.40% which is the lowest level of charges. The second set of Examples reflects expenses of the separate account of 1.60% which is the highest level of charges. Premium taxes may also apply. The
Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT
YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       5


FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A. It shows values for contracts with and without the Earnings
Protection Benefit Endorsement.

You can find the following financial statements in the SAI:

     o    the financial  statements  of the Separate  Account for the year ended
          December 31, 2001

     o    the  financial  statements  of  Jackson  National  for the year  ended
          December 31, 2001

The Separate Account's financial statements for the year ended December 31, 2001, and the financial statements of Jackson National for the year ended
December 31, 2001, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price
Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR
MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is


                                       6

admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them.
Your contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on
June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following
Funds:

     JNL Series Trust
         PPM America/JNL Money Market Fund

     JNL Variable Fund LLC
         First Trust/JNL The DowSM Target 5 Fund
         First Trust/JNL The DowSM Target 10 Fund
         First Trust/JNL The S&P(R) Target 10 Fund
         First Trust/JNL Global Target 15 Fund
         First Trust/JNL Target 25 Fund
         First Trust/JNL Target Small-Cap Fund
         First Trust/JNL Technology Sector Fund
         First Trust/JNL Pharmaceutical/Healthcare Sector Fund
         First Trust/JNL Financial Sector Fund
         First Trust/JNL Energy Sector Fund
         First Trust/JNL Leading Brands Sector Fund
         First Trust/JNL Communications Sector Fund


                                       7

The Funds are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:

------------------------------------------------------- ------------------------------------------------------------------------
SUB-ADVISER                                             FUND
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
PPM America, Inc.                                       PPM America/JNL Money Market Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
First Trust Advisors L.P.                               First Trust/JNL The DowSM Target 5 Fund
                                                        First Trust/JNL The DowSM Target 10 Fund
                                                        First Trust/JNL The S&P(R)Target 10 Fund
                                                        First Trust/JNL Global Target 15 Fund
                                                        First Trust/JNL Target 25 Fund
                                                        First Trust/JNL Target Small-Cap Fund
                                                        First Trust/JNL Technology Sector Fund
                                                        First Trust/JNL Pharmaceutical/Healthcare Sector Fund
                                                        First Trust/JNL Financial Sector Fund
                                                        First Trust/JNL Energy Sector Fund
                                                        First Trust/JNL Leading Brands Sector Fund
                                                        First  Trust/JNL Communications Sector Fund
------------------------------------------------------- ------------------------------------------------------------------------


The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A
Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson
National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual fund for the one in which the investment division is currently invested. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base contract without any optional benefit equals 1.40%. The total charge for a contract with the Optional Earnings Protection Benefit is 1.60%. These charges are applied to the daily value of the contracts invested in an investment division. These charges do not apply to the guaranteed fixed accounts or the indexed fixed option.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

                                       8

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection
Benefit Endorsement, each day during the accumulation phase of your contract
Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

            o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
            o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal
     Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in


                                       9

full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal
Charge. These provisions are not available in all states. Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson
National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER  EXPENSES.  Jackson  National pays the operating  expenses of the Separate
Account.

There are deductions from and expenses paid out of the assets of the Funds.
These expenses are described in the attached prospectuses for the JNL Series
Trust and the JNL Variable Fund LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The First
Trust/JNL Global Target 15 Fund pays an Administrative Fee of .15%.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson
National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors,  Inc., located at
401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment.
Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission.
Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson
National is affiliated with the following broker-dealers: National Planning
Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial
Corporation and Investment Centers of America, Inc.

                                    PURCHASES
MINIMUM INITIAL PREMIUM:
     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan contract

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:
     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase.

                                       10

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division. Special requirements apply to the indexed fixed account.

ALLOCATIONS OF PREMIUM. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.
Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract;
however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson
National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining
$3,669 of the payment will be allocated to the investment divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

       1. determining the total amount of assets held in the particular investment division;

       2.  subtracting any insurance charges;

       3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                       11

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your
PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL(R)
Web site, or through other means to JNL shall be deemed authorization by You for JNL to accept transaction instructions, including fund transfers/allocations, by You or Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day your transaction will be processed.

                                       12

OUR PROCEDURES
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax;

     3.  less any contract maintenance charge; and

     4.  less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL
YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a)   the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c)   an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate
     Account or determine the division value of its assets; or

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

                                       13

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin.
The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1.  the value of your contract in the investment division(s) on the income date;

     2.  the 3% assumed investment rate used in the annuity table for the contract; and

     3.  the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions.
The annuity unit value of each investment division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person
         (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present


                                       14

         value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson
National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5%*; OR

     3. the contract value at the end of the 7th contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5%*

 -- whichever is GREATEST.


The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.

The death benefit can be paid under one of the following death benefit options:

     o   single lump sum payment; or

     o   payment of entire death benefit within 5 years of the date of death; or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days.
If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.
If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

------------------
*(4% if the owner is age 70 or older at the date of issue.)

                                       15

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract
(less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract
(adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation
Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below).
In addition, the maximum earnings on which we calculate the Earnings Protection
Benefit will be based solely upon premiums paid after the Continuation Date
(adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract.
Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   If the Contract is in the income phase at the time of your death;

     2.   If there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation
Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation
Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection
Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings
Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be


                                       16

paid at that time. Instead, we will contribute to the Contract a Continuation
Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed
Account Option. Your spouse may then transfer this amount to any available Funds or Guaranteed Account Option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to Premium. We will base the withdrawal charge on the number of years since the Premium originally was allocated to the Indexed Fixed
Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option.
This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings
Protection Benefit. The Contract, and its optional benefits, remain the same.
Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection
Benefit will remain the same even though, as discussed in "Earnings Protection
Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. You should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation
Option.

Even if your spouse pays premiums after the Continuation Date, no Enhanced
Earnings Benefit will apply if your spouse is 76 or older when the contract is continued, even though charges for the benefit are assessed.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The
Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO
ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD
CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF
YOU PURCHASE A CONTRACT.

                                       17

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal
Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually
(or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts.
These limits and the tax computation rules are summarized in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private
Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the


                                       18

annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT. We believe that current law permits the use of the Earnings Protection Benefit Endorsement in IRA contracts because those benefits do not constitute life insurance. We have applied to the Internal
Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with this optional benefit, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

ASSIGNMENT.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the
Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions and other guaranteed fixed accounts from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit for the investment divisions over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest
Rate. If a DCA+ account is selected, funds in the DCA+ fixed accounts will be systematically transferred to the investment divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts
(only applicable from the 1-year Fixed Account Option and the Money Market sub-account).

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of


                                       19

the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an investment division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o    NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a fund has been in existence longer than  the  investment  division,  we  may  show  non-standardized performance  for periods that begin on the inception  date of the
               series,   rather  than  the  inception  date  of  the  investment
               division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Fund can hurt the fund performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Fund or the contract holders.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs").
Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas
Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.
These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or
Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson
National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased life insurance or annuity products from JNL during some period from 1981 to present.
JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

                                       20

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

        o Information we receive from you on applications or other forms;
        o Information about your transactions with us;
        o Information we receive from a consumer reporting agency;
        o Information we obtain from others in the process of verifying information you provide us; and o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION

We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY
LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.
WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION

We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

-------------------------------------------------------------------------------------------------------------------
QUESTIONS.  If you have questions about your contract, you may call or write to us at:

o    Jackson National Life Annuity Service Center:  (800) 766-4683, P.O. Box 378002, Denver, Colorado
     80237-8002

o    Institutional Marketing Group Service Center:  (800) 777-7779, P.O. Box 30386, Lansing, Michigan
     48909-9692.
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                                       21


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .........................................................................         2

Services ................................................................................................         2

Purchase of Securities Being Offered ....................................................................         3

Underwriters ............................................................................................         3

Calculation of Performance ..............................................................................         3

Additional Tax Information ...............................................................................       11

Net Investment Factor ....................................................................................       22

Financial Statements .....................................................................................       24


                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUES
BASE CONTRACT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values in this table do not reflect deductions for the Earnings Protection Benefit.

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(A)
                                ----          ----          ----         ----          ----          ----        -------

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period        $11.98        $11.48        $11.12       $10.74        $10.37        $10.03       $10.00
    End of period              $12.22        $11.98        $11.48       $11.12        $10.74        $10.37       $10.03
  Accumulation units outstanding
  at the end of period       11,568,952     8,517,299    11,491,181    4,713,958     3,855,123    2,193,176      14,608

First Trust/JNL The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period         $7.60         $7.74        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $7.24         $7.60        $7.74        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         930,131       663,267      497,804       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period         $9.00         $8.67        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $8.61         $9.00        $8.67        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        4,240,098     2,340,312     898,160       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period        $11.72        $10.98        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $9.09        $11.72        $10.98       N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        2,181,891     1,617,989     836,713       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period         $8.56         $8.93        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $8.38         $8.56        $8.93        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         940,817       588,686      227,870       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period         $7.78         $8.24        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $8.76         $7.78        $8.24        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         927,576       458,998      225,236       N/A(f)        N/A(f)        N/A(f)       N/A(f)


                                      A-1

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS        DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                2001          2000          1999         1998          1997          1996        1995(a)
                                ----          ----          ----         ----          ----          ----        -------

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period        $14.82        $12.29        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period              $14.04        $14.82        $12.29       N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         997,595       521,580      170,871       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Technology Sector Division
  Accumulation unit value:
    Beginning of period        $11.93        $15.28        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $6.49        $11.93        $15.28       N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        3,016,465     1,683,181     512,510       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period        $13.32         $9.67        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period              $12.23        $13.32        $9.67        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        1,953,625     1,311,066     418,359       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Financial Sector Division
  Accumulation unit value:
    Beginning of period        $11.18         $8.91        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $9.75        $11.18        $8.91        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        1,596,407     1,008,606     280,321       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Energy Sector Division
  Accumulation unit value:
    Beginning of period        $14.61        $10.20        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period              $10.73        $14.61        $10.20       N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         673,841       357,749       74,681       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period        $10.10         $9.48        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $9.10        $10.10        $9.48        N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period         864,203       426,052      176,274       N/A(f)        N/A(f)        N/A(f)       N/A(f)

First Trust/JNL Communications Sector Division
  Accumulation unit value:
    Beginning of period        $10.79        $14.99        $10.00       N/A(f)        N/A(f)        N/A(f)       N/A(f)
    End of period               $5.59        $10.79        $14.99       N/A(f)        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period        1,834,516     1,158,100     336,879       N/A(f)        N/A(f)        N/A(f)       N/A(f)


(a)  The Separate Account commenced operations on October 16, 1995.
(f) Each of the First Trust/JNL The DowSM Target 5 Division, the First Trust/JNL The DowSM Target 10 Division, the First Trust/JNL The S&P(R)Target 10 Division, the First Trust/JNL Global Target 15 Division, the First Trust/JNL Target 25 Division, the First Trust/JNL Target Small-Cap Division, the First Trust/JNL Technology Sector Division, the First Trust/JNL Pharmaceutical/Healthcare Division, the First Trust/JNL Financial Sector, the First Trust/JNL Energy Sector Division, the First Trust/JNL Leading Brands Sector Division, and the First Trust/JNL Communications Sectors Division commenced operations on July 2, 1999.

ACCUMULATION UNIT VALUES
WITH EARNINGS PROTECTION BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Earnings Protection Benefit. The Earnings Protection Benefit was first offered July 1, 2001.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.02
  Accumulation units outstanding
  at the end of period                                                                                           72,295

First Trust/JNL The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.16
  Accumulation units outstanding
  at the end of period                                                                                           19,022

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.43
  Accumulation units outstanding
  at the end of period                                                                                           37,531

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $8.35
  Accumulation units outstanding
  at the end of period                                                                                           42,891

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.99
  Accumulation units outstanding
  at the end of period                                                                                           18,973

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.11
  Accumulation units outstanding
  at the end of period                                                                                           27,930

                                      A-3

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2001
                                                                                                                  ----

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.70
  Accumulation units outstanding
  at the end of period                                                                                           45,169

First Trust/JNL Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.13
  Accumulation units outstanding
  at the end of period                                                                                           51,797

First Trust/JNL Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.97
  Accumulation units outstanding
  at the end of period                                                                                           59,261

First Trust/JNL Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.28
  Accumulation units outstanding
  at the end of period                                                                                           36,748

First Trust/JNL Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $9.31
  Accumulation units outstanding
  at the end of period                                                                                           25,747

First Trust/JNL Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                $10.03
  Accumulation units outstanding
  at the end of period                                                                                           14,724

First Trust/JNL Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                                                          $10.00
    End of period                                                                                                 $8.54
  Accumulation units outstanding
  at the end of period                                                                                           24,288

                                   APPENDIX B

DOW JONES DOES NOT:
o Sponsor, endorse, sell or promote the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund.

o Recommend that any person invest in the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund or any other securities. Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund.

o Consider the needs of the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund or the owners of the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the First Trust/JNL The Dow Target 10 Fund and the First Trust/JNL The Dow Target 5 Fund. Specifically,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOW TARGET 10 FUND AND THE FIRST TRUST/JNL THE DOW TARGET 5 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND AND THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

o THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND AND THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002
                                   -----------



                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.





                                                  TABLE OF CONTENTS
                                                                                                               PAGE

General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Additional Tax Information.......................................................................................11
Net Investment Factor ...........................................................................................22
Financial Statements ............................................................................................24





GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson
National). Jackson National is a wholly-owned subsidiary of Brooke Life
Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The First Trust/JNL The S&P Target 10 Division and the S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The
McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Indexes which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX
AND THE S7P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS
OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX
AND S7P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S7P
400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR
CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402 serves as independent accountants for the separate account.

                                       2

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National
Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa
Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized performance represents a contract with the Earnings Protection
Benefit Endorsement or Maximum Anniversary Death Benefit Option, and does include the cost of these benefits.

The standardized average annual total returns for each Division (except the PPM
America/JNL Money Market Division) for contracts with the Earnings Protection


                                       3

Benefit Endorsement and Maximum Anniversary Value Death Benefit Option for the periods ended December 31, 2001 are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                            STANDARDIZED PERFORMANCE
 WITH EARNINGS PROTECTION BENEFIT ENDORSEMENT AND MAXIMUM ANNIVERSARY VALUE DEATH
                                 BENEFIT OPTION

                                                                                  One Year          Five Year     Since Inception
                                                                                  --------          ---------     ---------------
AIM/JNL Large Cap Growth Division(21)                                              N/A               N/A                2.38%
AIM/JNL Small Cap Growth Division(21)                                              N/A               N/A                8.67%
AIM/JNL Premier Equity II Division(21)                                             N/A               N/A                3.18%
Alger/JNL Growth Division(1)                                                     -20.52%            11.19%             10.99%
Alliance Capital/JNL Growth Division(2)                                          -23.09%             N/A              -26.07%
Eagle/JNL Core Equity Division(3)                                                -18.50%             9.31%              9.89%
Eagle/JNL SmallCap Equity Division(3)                                              1.98%             6.04%              7.94%
Janus/JNL Aggressive Growth Division(4)                                          -38.74%            11.53%             12.63%
Janus/JNL Balanced Division(5)                                                   -13.32%             N/A               -9.41%
Janus/JNL Capital Growth Division(6)                                             -48.27%             4.20%              6.60%
Janus/JNL Global Equities Division(7)                                            -31.80%             7.07%             11.23%
Lazard/JNL Mid Cap Value Division(1)                                               N/A               N/A                4.96%
Lazard/JNL Small Cap Value Division(1)                                             N/A               N/A                7.23%
Oppenheimer/JNL Global Growth Division(20)                                         N/A               N/A              -15.49%
Oppenheimer/JNL Growth Division(20)                                                N/A               N/A              -13.95%
PIMCO/JNL Total Return Bond Division(21)                                           N/A               N/A               -8.52%
Putnam/JNL Equity Division(8)                                                    -33.49%             3.40%              7.70%
Putnam/JNL International Equity Division(4)                                      -28.71%            -0.88%              2.12%
Putnam/JNL Midcap Growth Division(9)                                             -35.28%             N/A              -23.32%
Putnam/JNL Value Equity Division(10)                                             -14.98%             4.18%              7.99%
S&P/JNL Conservative Growth Division I(11)                                       -13.53%             N/A                1.54%
S&P/JNL Moderate Growth Division I(12)                                           -16.47%             N/A                1.96%
S&P/JNL Aggressive Growth Division I(12)                                         -19.17%             N/A                2.07%
S&P/JNL Very Aggressive Growth Division I(13)                                    -22.19%             N/A                1.99%
S&P/JNL Equity Growth Division I(14)                                             -22.76%             N/A                0.35%
S&P/JNL Equity Aggressive Growth Division I(15)                                  -22.22%             N/A                0.85%
PPM America/JNL Balanced Division(7)                                               1.63%             7.12%              7.97%
PPM America/JNL High Yield Bond Division(16)                                      -3.47%             1.60%              3.43%
Salomon Brothers/JNL Global Bond Division(17)                                     -1.99%             3.61%              5.78%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Division(10)                                                        -1.80%             4.64%              4.40%
T. Rowe Price/JNL Established Growth Division(10)                                -18.83%            10.32%             12.45%
T. Rowe Price/JNL Mid-Cap Growth Division(18)                                    -10.44%            11.24%             13.39%
T. Rowe Price/JNL Value Division(5)                                               -8.00%             N/A                2.47%
First Trust/JNL The DowSM Target 10 Division(19)                                 -11.58%             N/A               -8.30%

                                       4

                                                                                  One Year          Five Year     Since Inception
                                                                                  --------          ---------     ---------------


The following First Trust funds are part of the Defined Strategies Fixed and Variable Annuity product. Standardized performance does not include the Earnings
Max option. (Non-standardized performance also does not include the Earnings Max option that is not offered under the Contract).

First Trust/JNL The DowSM Target 5 Division(19)                                      -11.71%             N/A               -14.57%
First Trust/JNL The DowSM Target 10 Division(19)                                     -11.33%             N/A                -8.02%
First Trust/JNL The S&P(R)Target 10 Division(19)                                     -29.50%             N/A                -5.91%
First Trust/JNL Global Target 15 Division(19)                                         -9.08%             N/A                -9.07%
First Trust/JNL Target 25 Division(19)                                                 5.63%             N/A                -7.36%
First Trust/JNL Target Small-Cap Division(19)                                        -12.26%             N/A                12.86%
First Trust/JNL Technology Sector Division(19)                                       -52.62%             N/A               -18.53%
First Trust/JNL Pharmaceutical/Healthcare Sector Division(19)                        -15.16%             N/A                 6.59%
First Trust/JNL Financial Sector Division(19)                                        -19.81%             N/A                -3.06%
First Trust/JNL Energy Sector Division(19)                                           -33.59%             N/A                 0.90%
First Trust/JNL Leading Brands Sector Division(19)                                   -16.92%             N/A                -5.87%
First Trust/JNL Communications Sector Division(19)                                   -55.21%             N/A               -23.64%

1  Commenced operations on November 16, 1995.
2  Commenced operations on May 1, 2000.
3  Commenced operations on October 1, 1996.
4  Commenced operations on November 17, 1995.
5  Commenced operations on May 1, 2000.
6  Commenced operations on December 11, 1995.
7  Commenced operations on November 16, 1995.
8  Commenced operations on November 22, 1995.
9  Commenced operations on May 2, 2000.
10 Commenced operations on November 13, 1995.
11 Commenced operations on April 9, 1998.
12 Commenced operations on April 8, 1998.
13 Commenced operations on April 1, 1998,
14 Commenced operations on April 13, 1998.
15 Commenced operations on April 15, 1998.
16 Commenced operations on December 5, 1995.
17 Commenced operations on November 20, 1995.
18 Commenced operations on November 17, 1995.
19 Commenced operations on July 6, 1999.
20 Commenced operations on May 1, 2001.
21 Commenced operations on October 29, 2001.

                                       5

Jackson National may also advertise non-standardized total return.
Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.
The contract is designed for long term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM
America/JNL Money Market Division) would have achieved if it had been invested in the corresponding fund for the periods ending December 31, 2001, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are shown in table below. If the withdrawal charge had been deducted, the non-standardized returns shown below would be lower. The non-standardized returns will be lower. The first table shows non-standardized returns for contracts without the Earnings Protection
Benefit Endorsement and without the Maximum Anniversary Value Death Benefit
Option. The second table shows non-standardized returns for contracts with the Earnings Protection Benefit Endorsement and with the Maximum Anniversary Value
Death Benefit Option. More recent returns may be more or less than the stated returns due to market volatility.

                             NON-STANDARDIZED RETURN
  WITHOUT EARNINGS PROTECTION BENEFIT ENDORSEMENT AND MAXIMUM ANNIVERSARY VALUE
                              DEATH BENEFIT OPTION

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        CORRESPONDING FUND
                                                                         ---------          -----------       -------------------
AIM/JNL Large Cap Growth Division(12)                                       N/A                 N/A                   9.44%
AIM/JNL Small Cap Growth Division(12)                                       N/A                 N/A                  15.72%
AIM/JNL Premier Equity II Division(12)                                      N/A                 N/A                  10.23%
Alger/JNL Growth Division(2)                                              -13.19%              11.80%                11.04%
Alliance Capital/JNL Growth Division(4)                                   -15.77%               N/A                   3.50%
Eagle/JNL Core Equity Division(3)                                         -11.12%               9.93%                10.58%
Eagle/JNL SmallCap Equity Division(3)                                       9.41%               6.70%                 9.14%
Janus/JNL Aggressive Growth Division(1)                                   -31.19%              12.15%                15.20%
Janus/JNL Balanced Division(6)                                             -5.83%               N/A                  -4.87%
Janus/JNL Capital Growth Division(1)                                      -41.03%               4.86%                10.38%
Janus/JNL Global Equities Division(1)                                     -24.58%               7.69%                14.13%
Lazard/JNL Mid Cap Value Division(12)                                      11.66%               N/A                   7.12%
Lazard/JNL Small Cap Value Division(12)                                    15.70%               N/A                   3.73%
Oppenheimer/JNL Global Growth Division(11)                                  N/A                 N/A                  -8.16%
Oppenheimer/JNL Growth Division(11)                                         N/A                 N/A                  -6.69%


                                       6

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        CORRESPONDING FUND
                                                                         ---------          -----------       -------------------

PIMCO/JNL Total Return Bond Division(12)                                    8.10%               N/A                   5.38%
Putnam/JNL Equity Division(8)                                             -26.06%               4.08%                 8.15%
Putnam/JNL International Equity Division(10)                              -21.40%              -0.16%                 2.58%
Putnam/JNL Midcap Growth Division(6)                                      -27.99%               N/A                 -18.78%
Putnam/JNL Value Equity Division(9)                                        -7.64%               4.83%                 8.43%
S&P/JNL Conservative Growth Division I(4)                                  -6.05%               N/A                   2.91%
S&P/JNL Moderate Growth Division I(4)                                      -8.64%               N/A                   3.41%
S&P/JNL Aggressive Growth Division I(4)                                   -11.83%               N/A                   3.39%
S&P/JNL Very Aggressive Growth Division I(4)                              -14.93%               N/A                   3.30%
S&P/JNL Equity Growth Division I(4)                                       -15.51%               N/A                   1.71%
S&P/JNL Equity Aggressive Growth Division I(4)                            -14.97%               N/A                   2.19%
PPM America/JNL Balanced Division(7)                                        9.01%               7.75%                 8.41%
PPM America/JNL High Yield Bond Division(1)                                 4.18%               2.32%                 4.21%
Salomon Brothers/JNL Global Bond Division(1)                                5.32%               4.26%                 6.04%
Salomon Brothers/JNL U.S. Government & Quality Bond Division(1)             5.51%               5.28%                 5.06%
T. Rowe Price/JNL Established Growth Division(1)                          -11.49%              10.92%                14.41%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                               -2.87%              11.86%                16.31%
T. Rowe Price/JNL Value Division(6)                                        -0.64%               N/A                   7.09%
First Trust The DowSM Target 5 Division(5)                                 -4.70%               N/A                 -12.09%
First Trust The DowSM Target 10 Division(5)                                -4.30%               N/A                  -5.79%
First Trust The S&P(R)Target 10 Division(5)                               -22.49%               N/A                  -3.75%
First Trust Global Target 15 Division(5)                                   -2.07%               N/A                  -6.81%
First Trust Target 25 Division(5)                                          12.64%               N/A                  -5.16%
First Trust Target Small-Cap Division(5)                                   -5.24%               N/A                  14.51%
First Trust Technology Sector Division(5)                                 -45.60%               N/A                 -15.86%
First Trust Pharmaceutical/Healthcare Sector Division(5)                   -8.14%               N/A                   8.39%
First Trust Financial Sector Division(5)                                  -12.79%               N/A                  -0.99%
First Trust Energy Sector Division(5)                                     -26.58%               N/A                   2.85%
First Trust Leading Brands Sector Division(5)                              -9.91%               N/A                  -3.71%
First Trust Communications Sector Division(5)                             -48.19%               N/A                 -20.72%


                                       7




                             NON-STANDARDIZED RETURN
 WITH EARNINGS PROTECTION BENEFIT ENDORSEMENT AND MAXIMUM ANNIVERSARY VALUE DEATH
                                 BENEFIT OPTION

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS         CORRESPONDING FUND
                                                                         ---------          -----------        ------------------
AIM/JNL Large Cap Growth Division(12)                                       N/A                 N/A                   9.38%
AIM/JNL Small Cap Growth Division(12)                                       N/A                 N/A                  15.67%
AIM/JNL Premier Equity II Division(12)                                      N/A                 N/A                  10.18%
Alger/JNL Growth Division(2)                                              -13.45%              11.46%                10.71%
Alliance Capital/JNL Growth Division(4)                                   -16.02%               N/A                   3.07%
Eagle/JNL Core Equity Division(3)                                         -11.36%               9.60%                10.25%
Eagle/JNL SmallCap Equity Division(3)                                       9.12%               6.37%                 8.82%
Janus/JNL Aggressive Growth Division(1)                                   -31.39%              11.83%                14.89%
Janus/JNL Balanced Division(6)                                             -6.11%               N/A                  -5.50%
Janus/JNL Capital Growth Division(1)                                      -41.20%               4.55%                10.11%
Janus/JNL Global Equities Division(1)                                     -24.80%               7.38%                13.80%
Lazard/JNL Mid Cap Value Division(12)                                      11.33%               N/A                   6.80%
Lazard/JNL Small Cap Value Division(12)                                    15.35%               N/A                   3.42%
Oppenheimer/JNL Global Growth Division(11)                                  N/A                 N/A                  -8.35%
Oppenheimer/JNL Growth Division(11)                                         N/A                 N/A                  -6.88%
PIMCO/JNL Total Return Bond Division(12)                                    7.77%               N/A                   5.07%
Putnam/JNL Equity Division(8)                                             -26.28%               3.78%                10.07%
Putnam/JNL International Equity Division(10)                              -21.64%              -0.46%                 2.27%
Putnam/JNL Midcap Growth Division(6)                                      -28.21%               N/A                 -19.03%
Putnam/JNL Value Equity Division(9)                                        -7.91%               4.52%                 9.71%
S&P/JNL Conservative Growth Division I(4)                                  -6.32%               N/A                   2.61%
S&P/JNL Moderate Growth Division I(4)                                      -8.91%               N/A                   3.10%
S&P/JNL Aggressive Growth Division I(4)                                   -12.10%               N/A                   3.08%
S&P/JNL Very Aggressive Growth Division I(4)                              -15.19%               N/A                   2.99%
S&P/JNL Equity Growth Division I(4)                                       -15.76%               N/A                   1.40%
S&P/JNL Equity Aggressive Growth Division I(4)                            -15.22%               N/A                   1.89%
PPM America/JNL Balanced Division(7)                                        8.70%               7.43%                 9.08%
PPM America/JNL High Yield Bond Division(1)                                 3.88%               2.04%                 3.92%
Salomon Brothers/JNL Global Bond Division(1)                                5.01%               3.96%                 5.73%
Salomon Brothers/JNL U.S. Government & Quality Bond Division(1)             5.20%               4.97%                 4.74%
T. Rowe Price/JNL Established Growth Division(1)                          -11.76%              10.59%                14.08%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                               -3.16%              11.53%                16.01%
T. Rowe Price/JNL Value Division(6)                                        -0.93%               N/A                   6.01%
First Trust The DowSM Target 10 Division(5)                                -4.58%               N/A                  -6.07%

1    Corresponding fund commenced operations on May 15, 1995.



                                       8

2    Corresponding fund commenced operations on October 16, 1995.
3    Corresponding fund commenced operations on September 16, 1996.
4    Corresponding fund commenced operations on March 2, 1998.
5    Corresponding fund commenced operations on July 6, 1999.
6    Corresponding fund commenced operations on May 1, 2000.
7    Corresponding fund commenced operations on November 16, 1995.
8    Corresponding fund commenced operations on November 22, 1995.
9    Corresponding fund commenced operations on November 13, 1995.
10   Corresponding fund commenced operations on November 17, 1995.
11   Corresponding fund commenced operations on May 1, 2001.  Performance figures are not annualized.
12   Corresponding fund commenced operations on October 29, 2001.  Performance figures are not annualized.

Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix
Investment Counsel Balanced Division and the corresponding fund was sub-advised by Phoenix Investment Counsel, Inc., the Putnam/JNL Equity Division was the
JNL/Phoenix Investment Counsel Growth Division and the corresponding fund was sub-advised by Phoenix Investment Counsel, Inc., and the Putnam/JNL Value Equity
Division was the PPM America/JNL Value Equity Division and the corresponding fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T.
Rowe Price/JNL International Equity Investment Division and the corresponding fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding fund has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified
30-day period. Because this yield is annualized, the yield generated by an


                                       9

investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

      a        =         net  investment  income  earned during the period by the fund  attributable  to shares owned by the investment division.
      b        =         expenses for the investment division accrued for the period (net of reimbursements).
      c        =         the average daily number of accumulation units outstanding during the period.
      d        =         the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

The yield for the 30-day period ended December 31, 2001 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Division                                                                  1.36%
PPM America/JNL High Yield Bond Division                                                           6.78%
Salomon Brothers/JNL Global Bond Division                                                          5.21%
Salomon Brothers/JNL U.S. Government & Quality Bond Division                                       3.29%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding fund. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the fund and the fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a


                                       10

hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money
Market Division's yield and effective yield for the seven day period ended
December 31, 2001 were -0.13% and -0.13%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Division nor that Division's investment in the PPM America/JNL Money Market
Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A
PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE
TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS
"ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER
UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER
SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS
BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.
For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with


                                       11

tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract
(adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract
(adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code;
and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

                                       12

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury
Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.
The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These
Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

                                       13

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure
99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax
Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

                                       14

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans.
Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OPTIONAL DEATH BENEFIT

We believe that current law permits the use of the Earnings Protection Benefit
Endorsement and other optional death benefit in IRA contracts because those benefits do not constitute life insurance. We have applied to the Internal
Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with these optional benefits, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

TAX-QUALIFIED PLANS

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

                                       15

TAX TREATMENT OF WITHDRAWALS

Non-Qualified Contracts
-----------------------

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section
72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts
-----------------------

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose
"disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as


                                       16

applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7)
distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply.
While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans
(as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.
Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

                                       17

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

TYPES OF TAX-QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures.
Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.
However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts


                                       18

and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax
Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v.
Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain
Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities
         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code.
         These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities
         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities
         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income.

                                       19

         The  Economic  Growth & Tax  Relief  Reconciliation  Act of 2001  (the
         "Act")  increases the maximum annual dollar  limitation  limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar  years 2002 through 2004;  $4,000 for calendar years 2005 through  2007;  and $5,000  for 2008.  After  2008,  the limit will be adjusted annually for inflation in $500 increments.  In addition,  the
         Act allows  individuals age 50 and older to make  additional  catch-up
         IRA  contributions.  The otherwise maximum  contribution limit (before
         application  of  adjusted  gross  income  phase-out   limits)  for  an
         individual who had celebrated his or her 50th birthday  before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation
         (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age
         59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth
         IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one
         Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans
         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However,


                                       20

         the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions;
         vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457
         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional
         $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                                       21

                o        attains age 701/2,
                o        severs employment,
                o        dies, or
                o        suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a fund's share held in the investment division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the fund share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                     (This page intentionally left blank.)

                      JACKSON NATIONAL SEPARATE ACCOUNT - I




                                [GRAPHIC OMITTED]








                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                         AIM/              AIM/
                                     JNL Large Cap     JNL Small Cap         AIM/JNL           JNL/Alger        JNL/Alliance
                                    Growth Portfolio  Growth Portfolio  Value II Portfolio  Growth Portfolio  Growth Portfolio
                                    ----------------  ----------------  ------------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $      456,986    $    1,812,266    $        820,732    $  287,298,391    $   31,784,321
Receivables:
   Investment securities sold                    52            33,365                  97            94,396             5,942
   Sub-account units sold                     6,211                 6                 417            11,555            14,414
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL ASSETS                                463,249         1,845,637             821,246       287,404,342        31,804,677
                                    ----------------  ----------------  ------------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased            6,211                 6                 417            11,555            14,414
   Sub-account units redeemed                     -            33,152                   2            61,326             2,280
   Insurance fees due to Jackson
    National Life                                52               213                  95            33,070             3,662
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL LIABILITIES                             6,263            33,371                 514           105,951            20,356
                                    ----------------  ----------------  ------------------  ----------------  ----------------
NET ASSETS                           $      456,986   $     1,812,266    $        820,732    $  287,298,391    $   31,784,321
                                    ================  ================  ==================  ================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                  $      449,308    $    1,791,873    $        792,713    $  287,098,873    $   31,427,497
   Earnings Protection Benefit                  436               457                   -           158,533           203,220
   Maximum Anniversary Value Death
     Benefit                                  7,242            18,304              28,019            39,459           105,173
   Combined Optional Benefits                     -             1,632                   -             1,526            48,431
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY         $      456,986    $    1,812,266    $        820,732    $  287,298,391    $   31,784,321
                                    ================  ================  ==================  ================  ================

UNITS OUTSTANDING
   Standard Benefit                          41,057           154,845              71,912        14,789,965         4,686,195
   Earnings Protection Benefit                   43                43                   -            16,398            20,919
   Maximum Anniversary Value Death
     Benefit                                    728             1,817               2,765             3,935            10,691
   Combined Optional Benefits                     -               150                   -               150             4,805

UNIT VALUES
   Standard Benefit                  $        10.94    $        11.57    $          11.02    $        19.41    $         6.71
   Earnings Protection Benefit                10.18             10.74                   -              9.67              9.71
   Maximum Anniversary Value Death
     Benefit                                   9.95             10.08               10.13             10.03              9.84
   Combined Optional Benefits                     -             10.88                   -             10.17             10.08

------------------------------------------------------------------------------------------------------------------------------------

(a)  INVESTMENT SHARES                       41,658           156,230              74,274        17,593,288         2,747,132
     INVESTMENTS AT COST             $      453,750    $    1,737,674    $        790,789    $  302,001,205    $   36,433,545

                     See notes to the financial statements.





                                                         JNL/Eagle      JNL/First Trust   JNL/First Trust   JNL/First Trust
                                     JNL/Eagle Core      SmallCap        Communications        Energy          Financial
                                    Equity Portfolio  Equity Portfolio  Sector Portfolio  Sector Portfolio  Sector Portfolio
                                    ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $   73,383,989   $    84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
Receivables:
   Investment securities sold                21,811           553,256             3,116               889             1,930
   Sub-account units sold                    15,469            31,918             7,602             5,818            17,440
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                             73,421,269        85,154,307        10,474,807         7,475,356        15,929,977
                                    ----------------  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased           15,469            31,918             7,602             5,818            17,440
   Sub-account units redeemed                13,364           543,460             1,909                26                96
   Insurance fees due to Jackson
      National Life                           8,447             9,796             1,207               863             1,834
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                            37,280           585,174            10,718             6,707            19,370
                                    ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS                           $   73,383,989    $   84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
                                    ================  ================  ================  ================  ================


CONTRACT OWNERS EQUITY
   Standard Benefit                  $   73,221,673    $   84,306,013    $   10,256,664   $     7,229,032   $    15,569,466
   Earnings Protection Benefit              107,649           167,375           207,425           239,617           341,141
   Maximum Anniversary Value Death
     Benefit                                 34,857            17,294                 -                 -                 -
   Combined Optional Benefits                19,810            78,451                 -                 -                 -
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY         $   73,383,989    $   84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
                                    ================  ================  ================  ================  ================




UNITS OUTSTANDING
   Standard Benefit                       4,335,797         5,477,543         1,834,516           673,841         1,596,407
   Earnings Protection Benefit               11,447            16,100            24,288            25,747            36,748
   Maximum Anniversary Value Death
     Benefit                                  3,374             1,506                 -                 -                 -
   Combined Optional Benefits                 1,955             7,152                 -                 -                 -

UNIT VALUES
   Standard Benefit                  $        16.89    $        15.39    $         5.59    $        10.73    $         9.75
   Earnings Protection Benefit                 9.40             10.40              8.54              9.31              9.28
   Maximum Anniversary Value Death
     Benefit                                  10.33             11.48                 -                 -                 -
   Combined Optional Benefits                 10.14             10.97                 -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------

(a)  INVESTMENT SHARES                    5,050,515         5,438,529         1,807,269           672,246         1,575,308
     INVESTMENTS AT COST             $   73,830,761    $   81,507,557    $   19,596,097    $    8,539,725     $  15,888,434


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                  JNL/First Trust
                                                JNL/First Trust  JNL/First Trust  Pharmaceutical   JNL/First Trust JNL/First Trust
                                                 Global Target   Leading Brands     Healthcare        Target 25    Target Small-Cap
                                                 15 Portfolio   Sector Portfolio  Sector Portfolio    Portfolio      Portfolio
ASSETS                                          --------------- ----------------  ---------------- --------------- ----------------
Investments, at value (a)                        $   8,075,038     $  8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
Receivables:
   Investment securities sold                              941              940             2,974           1,007            1,714
   Sub-account units sold                               20,503            5,642            14,464          27,403           31,680
                                                --------------- ----------------  ---------------- --------------- ----------------
TOTAL ASSETS                                         8,096,482        8,015,310        24,509,678       8,434,636       14,477,951
                                                --------------- ----------------  ---------------- --------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                      20,503            5,642            14,464          27,403           31,680
   Sub-account units redeemed                               11               17               148              38               48
   Insurance fees due to Jackson National Life             930              923             2,826             969            1,666
                                                --------------- ----------------  ---------------- --------------- ----------------
 TOTAL LIABILITIES                                      21,444            6,582            17,438          28,410           33,394
                                                --------------- ----------------  ---------------- --------------- ----------------
 NET ASSETS                                      $   8,075,038   $    8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
                                                =============== ================  ================ =============== ================


CONTRACT OWNERS EQUITY
   Standard Benefit                              $   7,885,586   $    7,860,990    $   23,901,639   $   8,123,950   $   14,006,435
   Earnings Protection Benefit                         189,452          147,738          590,601          282,276         438,122
   Maximum Anniversary Value Death Benefit                   -                -                -                -               -
   Combined Optional Benefits                                -                -                -                -               -
                                                --------------- ----------------  ---------------- --------------- ----------------
TOTAL CONTRACT OWNERS EQUITY                      $  8,075,038   $    8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
                                                =============== ================  ================ =============== ================

UNITS OUTSTANDING
   Standard Benefit                                    940,817          864,203         1,953,625         927,576          997,595
   Earnings Protection Benefit                          18,973           14,724            59,261          27,930           45,169
   Maximum Anniversary Value Death Benefit                   -                -                 -               -                -
   Combined Optional Benefits                                -                -                 -               -                -

UNIT VALUES
   Standard Benefit                               $       8.38   $         9.10    $        12.23   $        8.76   $        14.04
   Earnings Protection Benefit                            9.99            10.03              9.97           10.11             9.70
   Maximum Anniversary Value Death Benefit                   -                -                 -               -                -
   Combined Optional Benefits                                -                -                 -               -                -

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                                 930,304          850,183         1,933,089         926,816          993,436
     INVESTMENTS AT COST                          $  7,638,164    $   7,858,671    $   23,015,370   $   7,820,519   $   13,448,611

                     See notes to the financial statements.

                                                 JNL/First Trust  JNL/First Trust JNL/First Trust   JNL/First     TrustJNL/Janus
                                                  Technology      The Dow Target  The Dow Target  The S&P Target    Aggressive
                                                 Sector Portfolio 10 Portfolio     5 Portfolio    10 Portfolio    Growth Portfolio
                                                 ---------------- --------------- --------------- --------------  ----------------
ASSETS
Investments, at value (a)                         $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
Receivables:
   Investment securities sold                              5,585           6,411             800          2,407           987,420
   Sub-account units sold                                 12,233          23,897          94,732         97,472            43,798
                                                 ---------------- --------------- --------------- --------------  ----------------
TOTAL ASSETS                                          20,064,181      36,927,691       7,005,922     20,283,744       335,523,805
                                                 ---------------- --------------- --------------- --------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        12,233          23,897          94,732         97,472            43,798
   Sub-account units redeemed                              3,271           2,161              13             90           948,818
   Insurance fees due to Jackson National Life             2,314           4,250             787          2,317            38,602
                                                 ---------------- --------------- --------------- --------------  ----------------
 TOTAL LIABILITIES                                        17,818          30,308          95,532         99,879         1,031,218
                                                 ---------------- --------------- --------------- --------------  ----------------
 NET ASSETS                                       $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
                                                 ================ =============== =============== ==============  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                               $   19,573,691   $  36,522,204   $   6,736,191   $ 19,825,833    $  334,182,409
   Earnings Protection Benefit                           472,672         353,911         174,199        358,032           250,274
   Maximum Anniversary Value Death Benefit                     -          21,268               -              -            21,658
   Combined Optional Benefits                                  -               -               -              -            38,246
                                                 ---------------- --------------- --------------- --------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                      $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
                                                 ================ =============== =============== ==============  ================

UNITS OUTSTANDING
   Standard Benefit                                    3,016,465       4,240,098         930,131      2,181,891        15,754,272
   Earnings Protection Benefit                            51,797          37,531          19,022         42,891            27,867
   Maximum Anniversary Value Death Benefit                     -           2,096               -              -             2,225
   Combined Optional Benefits                                  -               -               -              -             3,741

UNIT VALUES
   Standard Benefit                               $         6.49    $       8.61   $        7.24   $       9.09    $        21.21
   Earnings Protection Benefit                              9.13            9.43            9.16           8.35              8.98
   Maximum Anniversary Value Death Benefit                     -           10.15               -              -              9.74
   Combined Optional Benefits                                  -               -               -              -             10.22

----------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                                 2,983,090       4,136,478         921,385      2,144,938        18,031,945
     INVESTMENTS AT COST                          $   33,197,493     $36,639,469    $  7,173,900    $22,576,122    $  429,249,160

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                 JNL/Janus       JNL/Janus         JNL/Janus       JNL/Oppenheimer
                                                 Balanced         Capital           Global          Global Growth   JNL/Oppenheimer
                                                 Portfolio    Growth Portfolio  Equities Portfolio     Portfolio    Growth Portfolio
                                               -------------- ----------------  ------------------  --------------- ----------------
ASSETS
Investments, at value (a)                      $  55,449,814   $  239,280,138   $     330,637,503    $   8,174,568    $    3,840,944
Receivables:
   Investment securities sold                         55,954          381,926             219,680          150,997               444
   Sub-account units sold                             79,961           54,065              20,055           20,419            34,209
                                               -------------- ----------------  ------------------  ---------------  ---------------
TOTAL ASSETS                                      55,585,729      239,716,129         330,877,238        8,345,984         3,875,597
                                               -------------- ----------------  ------------------  ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    79,961           54,065              20,055           20,419            34,209
   Sub-account units redeemed                         49,571          354,353             181,613          150,038                 4
   Insurance fees due to Jackson National Life         6,383           27,573              38,067              959               440
                                               -------------- ----------------  ------------------  ---------------  ---------------
 TOTAL LIABILITIES                                     135,915        435,991             239,735          171,416            34,653
                                               -------------- ----------------  ------------------  ---------------  ---------------
 NET ASSETS                                     $ 55,449,814   $  239,280,138   $     330,637,503    $   8,174,568    $    3,840,944
                                               ============== ================  ==================  ===============  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 55,082,107   $  239,106,296   $     330,637,503    $    7,959,425   $    3,727,143
   Earnings Protection Benefit                       299,757          137,186                   -           121,283           92,439
   Maximum Anniversary Value Death Benefit            52,208           19,194                   -            76,298           16,282
   Combined Optional Benefits                         15,742           17,462                   -            17,562            5,080
                                               -------------- ----------------  ------------------  ---------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                    $ 55,449,814   $  239,280,138   $     330,637,503    $    8,174,568   $    3,840,944
                                               ============== ================  ==================  ===============  ===============

UNITS OUTSTANDING
   Standard Benefit                                5,987,405       15,885,658          16,824,375          866,690           399,449
   Earnings Protection Benefit                        30,280           15,767                   -           12,618             9,334
   Maximum Anniversary Value Death Benefit             5,205            1,912                   -            7,308             1,606
   Combined Optional Benefits                          1,584            1,720                   -            1,746               499

UNIT VALUES
   Standard Benefit                             $       9.20   $        15.05   $           19.65    $        9.18    $         9.33
   Earnings Protection Benefit                          9.90             8.70                   -             9.61              9.90
   Maximum Anniversary Value Death Benefit             10.03            10.04                   -            10.44             10.14
   Combined Optional Benefits                           9.94            10.15                   -            10.06             10.17

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                             6,127,051       17,301,528          16,973,178          881,830           408,177
     INVESTMENTS AT COST                        $ 58,087,861   $  413,288,330   $     388,346,048    $   7,922,020    $    3,764,394

                     See notes to the financial statements.



                                                 JNL/PIMCO                         JNL/Putnam      JNL/Putnam      JNL/Putnam
                                               Total Return       JNL/Putnam      International       Midcap      Value Equity
                                               Bond Portfolio  Growth Portfolio Equity Portfolio Growth Portfolio  Portfolio
                                               --------------  ---------------- ---------------- ---------------- ------------
ASSETS
Investments, at value (a)                       $  8,396,260   $   246,485,715   $ 87,535,285     $ 18,374,608    $286,114,227
Receivables:
   Investment securities sold                          1,700           135,366       245,737             4,694         105,162
   Sub-account units sold                             39,218            42,312        25,670            81,361         139,862
                                               --------------  ---------------- ---------------- ---------------- ------------
TOTAL ASSETS                                       8,437,178       246,663,393    87,806,692        18,460,663     286,359,251
                                               --------------  ---------------- ---------------- ---------------- ------------
LIABILITIES
Payables:
   Investment securities purchased                    39,218            42,312        25,670            81,361         139,862
   Sub-account units redeemed                            738           106,990       235,635             2,585          72,237
   Insurance fees due to Jackson National Life           962            28,376        10,102             2,109          32,925
                                               --------------  ---------------- ---------------- ---------------- ------------
 TOTAL LIABILITIES                                    40,918           177,678       271,407            86,055         245,024
                                               --------------  ---------------- ---------------- ---------------- ------------
 NET ASSETS                                     $  8,396,260    $  246,485,715   $87,535,285      $ 18,374,608    $286,114,227
                                               ==============  ================ ================ ================ ============

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  8,389,393    $  246,243,284   $87,299,815      $ 18,187,433    $285,620,099
   Earnings Protection Benefit                           852           204,921       206,351           175,262         337,224
   Maximum Anniversary Value Death Benefit             3,015            37,510             -             6,708         105,565
   Combined Optional Benefits                          3,000                 -        29,119             5,205          51,339
                                               --------------  ---------------- ---------------- ---------------- ------------
TOTAL CONTRACT OWNERS EQUITY                    $  8,396,260    $  246,485,715   $87,535,285      $ 18,374,608    $286,114,227
                                               ==============  ================ ================ ================ ============

UNITS OUTSTANDING
   Standard Benefit                                  851,411        15,246,847     7,467,615         2,574,918      17,374,199
   Earnings Protection Benefit                            86            22,029        21,378            19,121          35,153
   Maximum Anniversary Value Death Benefit               300             3,798             -               642          10,574
   Combined Optional Benefits                            300                 -         2,859               494           5,048

UNIT VALUES
   Standard Benefit                             $       9.85    $        16.15   $     11.69      $       7.06    $      16.44
   Earnings Protection Benefit                          9.93              9.30          9.65              9.17            9.59
   Maximum Anniversary Value Death Benefit             10.05              9.88             -             10.45            9.98
   Combined Optional Benefits                          10.00                 -         10.19             10.54           10.17

------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                               787,642        14,347,248      9,061,624        2,541,440      17,340,256
     INVESTMENTS AT COST                        $  8,927,960     $ 308,457,300   $ 99,915,615     $ 21,688,913    $282,983,638

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                   Lazard/JNL    Lazard/JNL    PPM America/  PPM America/    PPM America/
                                                    Mid Cap      Small Cap     JNL Balanced JNL High Yield    JNL Money
                                               Value Portfolio Value Portfolio  Portfolio   Bond Portfolio Market Portfolio
                                               --------------- --------------- ------------ -------------- ----------------
ASSETS
Investments, at value (a)                        $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710   $142,100,427
Receivables:
   Investment securities sold                         76,723        74,432          100,581        56,704         76,455
   Sub-account units sold                              1,862         2,285          107,947        42,182        399,434
                                               --------------- --------------- ------------ -------------- ----------------
TOTAL ASSETS                                       1,288,257     1,924,305      197,071,598   124,913,596    142,576,316
                                               --------------- --------------- ------------ -------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                     1,862         2,285          107,947        42,182        399,434
   Sub-account units redeemed                         76,575        74,211           77,927        42,336         60,129
   Insurance fees due to Jackson National Life           148           221           22,654        14,368         16,326
                                               --------------- --------------- ------------ -------------- ----------------
 TOTAL LIABILITIES                                    78,585        76,717          208,528        98,886        475,889
                                               --------------- --------------- ------------ -------------- ----------------
 NET ASSETS                                      $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710   $142,100,427
                                               =============== =============== ============ ============== ================

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 1,146,798   $ 1,844,285     $196,659,698  $124,455,774   $141,367,346
   Earnings Protection Benefit                             -           457         185,856        223,100        724,654
   Maximum Anniversary Value Death Benefit            61,285         2,846          16,475        125,572          3,431
   Combined Optional Benefits                          1,589             -           1,041         10,264          4,996
                                               --------------- --------------- ------------ -------------- ----------------
TOTAL CONTRACT OWNERS EQUITY                     $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710  $ 142,100,427
                                               =============== =============== ============ ============== ================

UNITS OUTSTANDING
   Standard Benefit                                  102,381       161,376       11,986,416     9,858,774     11,568,952
   Earnings Protection Benefit                             -            43           18,492        22,115         72,295
   Maximum Anniversary Value Death Benefit             5,811           280            1,614        12,633            343
   Combined Optional Benefits                            150             -              102         1,029            500

UNIT VALUES
   Standard Benefit                             $      11.20   $     11.43     $      16.41  $      12.62  $       12.22
   Earnings Protection Benefit                             -         10.74            10.05         10.09          10.02
   Maximum Anniversary Value Death Benefit             10.55         10.17            10.21          9.94          10.00
   Combined Optional Benefits                          10.59             -            10.18          9.98          10.00

----------------------------------------------------------------------------

(a)  INVESTMENT SHARES                              101,059        162,069       14,061,648    15,056,057     142,100,427
     INVESTMENTS AT COST                        $ 1,279,107    $ 1,840,263     $174,099,188  $132,549,083  $  141,382,935






                                                                   Salomon
                                                  Salomon        Brothers/JNL
                                                 Brothers/     U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                JNL Global        & Quality    JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  --------------- ----------------  ----------------  ---------------
ASSETS
Investments, at value (a)                       $ 58,712,417    $169,920,213    $ 335,280,851       $306,109,172     $ 82,423,521
Receivables:
   Investment securities sold                         18,461         136,667          129,400            104,799           35,896
   Sub-account units sold                             56,792          21,286           62,768            474,153           30,679
                                               --------------  --------------- ----------------  ----------------  ---------------
TOTAL ASSETS                                      58,787,670     170,078,166      335,473,019        306,688,124       82,490,096
                                               --------------  --------------- ----------------  ----------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    56,792          21,286           62,768            474,153           30,679
   Sub-account units redeemed                         11,708         117,091           90,807             69,611           26,402
   Insurance fees due to Jackson National Life         6,753          19,576           38,593             35,188            9,494
                                               --------------  --------------- ----------------  ----------------  ---------------
 TOTAL LIABILITIES                                    75,253         157,953          192,168            578,952           66,575
                                               --------------  --------------- ----------------  ----------------  ---------------
 NET ASSETS                                     $ 58,712,417    $169,920,213    $ 335,280,851       $306,109,172     $ 82,423,521
                                               ==============  =============== ================  ================  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 58,625,146   $169,245,853     $334,809,198        $305,571,020     $ 81,754,032
   Earnings Protection Benefit                        66,450        614,817       347,387                445,397          522,298
   Maximum Anniversary Value Death Benefit            11,282         18,165       118,003                 54,862          144,124
   Combined Optional Benefits                          9,539         41,378         6,263                 37,893            3,067
                                               --------------  --------------- ----------------  ----------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                    $ 58,712,417   $169,920,213     $335,280,851        $306,109,172     $ 82,423,521
                                               ==============  =============== ================  ================  ===============

UNITS OUTSTANDING
   Standard Benefit                                4,053,144     12,659,553       15,911,916          13,844,072        7,290,624
   Earnings Protection Benefit                         6,473         59,794           34,543              43,250           53,664
   Maximum Anniversary Value Death Benefit             1,120          1,845           11,575               5,006           14,085
   Combined Optional Benefits                            964          4,300              619               3,550              300

UNIT VALUES
   Standard Benefit                             $      14.46   $      13.37     $      21.04        $      22.07     $      11.21
   Earnings Protection Benefit                         10.27          10.28            10.06               10.30             9.73
   Maximum Anniversary Value Death Benefit             10.07           9.85            10.19               10.96            10.23
   Combined Optional Benefits                           9.89           9.62            10.12               10.67            10.22

----------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                             5,640,002     15,212,194       19,980,980          13,240,016        7,418,859
     INVESTMENTS AT COST                        $ 54,871,116   $164,248,921     $310,604,706        $251,620,718     $ 81,889,330

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001



                                                   JNL/S&P           JNL/S&P         JNL/S&P            JNL/S&P
                                                Conservative        Moderate        Aggressive     Very Aggressive    JNL/S&P Equity
                                              Growth Portfolio  Growth Portfolio  Growth Portfolio Growth Portfolio  Growth Portfoli
                                              ----------------  ----------------  ----------------  ---------------  ---------------
ASSETS
Investments, at value (a)                      $181,162,533      $287,776,258      $103,211,208      $ 56,799,613     $139,585,635
Receivables:
   Investment securities sold                        44,961            44,901            68,264            11,238           17,454
   Sub-account units sold                            67,165           184,797            37,958             6,159           94,922
                                              ----------------  ----------------  ----------------  ---------------  ---------------
TOTAL ASSETS                                    181,274,659       288,005,956       103,317,430        56,817,010      139,698,011
                                              ----------------  ----------------  ----------------  ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                   67,165           184,797            37,958             6,159           94,922
   Sub-account units redeemed                        24,108            11,785            56,381             4,698            1,390
   Insurance fees due to Jackson National Life       20,853            33,116            11,883             6,540           16,064
                                              ----------------  ----------------  ----------------  ---------------  ---------------
 TOTAL LIABILITIES                                  112,126           229,698           106,222            17,397          112,376
                                              ----------------  ----------------  ----------------  ---------------  ---------------
 NET ASSETS                                    $181,162,533      $287,776,258      $103,211,208      $ 56,799,613     $139,585,635
                                              ================  ================  ================  ===============  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                            $180,496,032      $286,525,129      $102,946,303      $ 56,559,099     $138,901,404
   Earnings Protection Benefit                      467,613         1,027,980           197,263           230,453          683,765
   Maximum Anniversary Value Death Benefit          151,356           205,689            67,214            10,061              466
   Combined Optional Benefits                        47,532            17,460               428                 -                -
                                              ----------------  ----------------  ----------------  ---------------   --------------
TOTAL CONTRACT OWNERS EQUITY                   $181,162,533      $287,776,258      $103,211,208      $ 56,799,613      $139,585,635
                                              ================  ================  ================  ===============   ==============

UNITS OUTSTANDING
   Standard Benefit                              16,213,693        25,281,429         9,087,381         5,007,185        13,042,220
   Earnings Protection Benefit                       47,355           104,975            20,176            23,903            69,635
   Maximum Anniversary Value Death Benefit           14,893            19,997             6,449               978                46
   Combined Optional Benefits                         4,715             1,720                42                 -                 -

UNIT VALUES
   Standard Benefit                            $      11.13      $      11.33      $      11.33      $      11.30      $      10.65
   Earnings Protection Benefit                         9.87              9.79              9.78              9.64              9.82
   Maximum Anniversary Value Death Benefit            10.16             10.29             10.42             10.29             10.18
   Combined Optional Benefits                         10.08             10.15             10.10                 -                 -

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                           17,188,096        26,894,977         9,876,671         5,720,001        14,345,903
     INVESTMENTS AT COST                       $195,304,233      $319,184,931      $123,020,504      $ 76,263,702      $177,734,657



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                                 JNL/S&P Equity
                                                   Aggressive
                                               Growth Portfolio I
                                               ------------------
ASSETS
Investments, at value (a)                         $ 39,809,007
Receivables:
   Investment securities sold                            9,595
   Sub-account units sold                                  588
                                               ------------------
TOTAL ASSETS                                        39,819,190
                                               ------------------

LIABILITIES
Payables:
   Investment securities purchased                         588
   Sub-account units redeemed                            5,012
   Insurance fees due to Jackson National Life           4,583
                                              ------------------
 TOTAL LIABILITIES                                      10,183
                                              ------------------
 NET ASSETS                                    $    39,809,007
                                              ==================
CONTRACT OWNERS EQUITY
   Standard Benefit                            $    39,714,299
   Earnings Protection Benefit                          94,708
   Maximum Anniversary Value Death Benefit                   -
   Combined Optional Benefits                                -
                                              ------------------
TOTAL CONTRACT OWNERS EQUITY                   $    39,809,007
                                              ==================

UNITS OUTSTANDING
   Standard Benefit                                   3,663,573
   Earnings Protection Benefit                            9,634
   Maximum Anniversary Value Death Benefit                    -
   Combined Optional Benefits                                 -

UNIT VALUES
   Standard Benefit                            $          10.84
   Earnings Protection Benefit                             9.83
   Maximum Anniversary Value Death Benefit                    -
   Combined Optional Benefits                                 -

----------------------------------------------------------------

(a)  INVESTMENT SHARES                                4,155,429
     INVESTMENTS AT COST                       $     52,102,905

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                            AIM/              AIM/
                                       JNL Large Cap      JNL Small Cap           AIM/JNL             JNL/Alger       JNL/Alliance
                                    Growth Portfolio(a) Growth Portfolio(a) Value II Portfolio(a) Growth Portfolio Growth Portfolio
                                    ------------------- ------------------- --------------------- ---------------- ----------------
INVESTMENT INCOME
   Dividends                         $         -         $           -       $             -       $          -     $     14,677
                                    ------------------- ------------------- --------------------- ---------------- ----------------

EXPENSES
   Standard Benefit                          497                 1,834                 1,112          4,447,744          343,066
   Earnings Protection Benefit                 1                     1                     -                623              757
   Maximum Anniversary Value Death
    Benefit                                    4                    19                    14                 34               61
   Combined Optional Benefits                  -                     3                     -                  3               85
                                    ------------------- ------------------- --------------------- ---------------- ----------------
TOTAL EXPENSES                               502                 1,857                 1,126          4,448,404          343,969
                                    ------------------- ------------------- --------------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)                (502)               (1,857)               (1,126)        (4,448,404)        (329,292)
                                    ------------------- ------------------- --------------------- ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   -                     -                     -             474,062           1,461
   Investments                                 5                 3,518                   455          (2,727,676)     (3,367,782)
Net change in unrealized
   appreciation (depreciation)
   on investments                          3,236                74,592                29,943         (42,923,954)     (1,565,392)
                                    ------------------- ------------------- --------------------- ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                   3,241                78,110                30,398         (45,177,568)     (4,931,713)
                                    ------------------- ------------------- --------------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $     2,739          $     76,253       $        29,272       $ (49,625,972)   $ (5,261,005)
-------------------------------     =================== =================== ===================== ================ ================

(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                         JNL/Eagle    JNL/First Trust  JNL/First Trust  JNL/First Trust
                                     JNL/Eagle Core      SmallCap      Communications       Energy         Financial
                                    Equity Portfolio Equity Portfolio Sector Portfolio Sector Portfolio Sector Portfolio
                                    ---------------- ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME
   Dividends                         $    364,418     $         -      $          -     $           -    $        -
                                    ---------------- ---------------- ---------------- ---------------- ----------------

EXPENSES
   Standard Benefit                     1,053,508       1,089,747           151,017             86,559       178,048
   Earnings Protection Benefit                342             744               689                775         1,069
   Maximum Anniversary Value Death
    Benefit                                    34              21                 -                  -             -
   Combined Optional Benefits                  34              49                 -                  -             -
                                    ---------------- ---------------- ---------------- ---------------- ----------------
TOTAL EXPENSES                          1,053,918       1,090,561           151,706             87,334       179,117
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)             (689,500)     (1,090,561)         (151,706)           (87,334)     (179,117)
                                    ---------------- ---------------- ---------------- ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                               72,108       1,134,501                 -                  -             -
   Investments                            706,669        (963,074)       (2,038,985)           (46,110)       67,139
Net change in unrealized
   appreciation (depreciation)
   on investments                     (10,010,660)      6,921,575        (5,127,898)        (1,811,456)   (1,456,586)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                               (9,231,883)      7,093,002        (7,166,883)        (1,857,566)   (1,389,447)
                                    ---------------- ---------------- ---------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $ (9,921,383)    $ 6,002,441      $ (7,318,589)     $  (1,944,900)  $(1,568,564)
-------------------------------     ================ ================ ================ ================ ================
(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                     JNL/First Trust
                                    JNL/First Trust  JNL/First Trust Pharmaceutical  JNL/First Trust JNL/First Trust
                                     Global Target   Leading Brands    Healthcare       Target 25    Target Small-Cap
                                     15 Portfolio   Sector Portfolio Sector Portfolio   Portfolio       Portfolio
                                    --------------- ---------------- ---------------- -------------- ----------------
INVESTMENT INCOME
   Dividends                         $          -    $            -   $            -   $          -   $            -
                                    --------------- ---------------- ---------------- -------------- ----------------

EXPENSES
   Standard Benefit                        79,167            75,759          274,871         69,750          127,561
   Earnings Protection Benefit                406               436            1,778            588            1,056
   Maximum Anniversary Value Death              -                 -                -              -                -
    Benefit                                     -                 -                -              -                -
   Combined Optional Benefits       --------------- ---------------- ---------------- -------------- ----------------
                                           79,573            76,195          276,649         70,338          128,617
TOTAL EXPENSES                      --------------- ---------------- ---------------- -------------- ----------------
                                          (79,573)          (76,195)        (276,649)       (70,338)        (128,617)
NET INVESTMENT INCOME (LOSS)        --------------- ---------------- ---------------- -------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    -                 -                -              -                -
   Investments                             60,097           (14,472)         368,285         34,604           74,797
Net change in unrealized
   appreciation (depreciation)
   on investments                          (9,397)         (228,632)      (1,551,041)       607,054          (29,784)
                                    --------------- ---------------- ---------------- -------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                   50,700          (243,104)      (1,182,756)       641,658           45,013
                                    --------------- ---------------- ---------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $    (28,873)   $     (319,299)  $   (1,459,405)  $    571,320   $      (83,604)
-------------------------------     =============== ================ ================ ============== ================
(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                    JNL/First Trust   JNL/First Trust JNL/First Trust JNL/First Trust    JNL/Janus
                                     Technology       The Dow Target  The Dow Target  The S&P Target     Aggressive
                                    Sector Portfolio   10 Portfolio    5 Portfolio     10 Portfolio   Growth Portfolio
                                    ----------------  --------------- --------------- --------------- ----------------
INVESTMENT INCOME
   Dividends                         $            -    $           -   $           -   $           -   $      191,541
                                    ----------------  --------------- --------------- --------------- ----------------

EXPENSES
   Standard Benefit                         239,658          381,218          77,483         260,066        5,706,392
   Earnings Protection Benefit                1,693              841             434           1,259            1,131
   Maximum Anniversary Value Death
    Benefit                                       -               18               -               -               15
   Combined Optional Benefits                     -                -               -               -               37
                                    ----------------  --------------- --------------- --------------- ----------------
TOTAL EXPENSES                              241,351          382,077          77,917         261,325        5,707,575
                                    ----------------  --------------- --------------- --------------- ----------------
NET INVESTMENT INCOME (LOSS)               (241,351)        (382,077)        (77,917)       (261,325)      (5,516,034)
                                    ----------------  --------------- --------------- --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                      -                -               -               -          809,507
   Investments                           (2,906,489)         249,808         (39,213)         15,101      (21,415,606)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (6,922,168)      (1,215,462)       (174,101)     (4,632,075)    (140,990,870)
                                    ----------------  --------------- --------------- --------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                 (9,828,657)        (965,654)       (213,314)     (4,616,974)    (161,596,969)
                                    ----------------  --------------- --------------- --------------- ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(10,070,008)     $  (1,347,731)  $    (291,231)  $  (4,878,299)  $ (167,113,003)
                                    ================  =============== =============== =============== ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                      JNL/Janus      JNL/Janus          JNL/Janus      JNL/Oppenheimer
                                      Balanced        Capital             Global        Global Growth    JNL/Oppenheimer
                                      Portfolio    Growth Portfolio Equities Portfolio  Portfolio (a)  Growth Portfolio (a)
                                    -------------  ---------------- ------------------ --------------- --------------------
INVESTMENT INCOME
   Dividends                         $ 1,225,980    $            -   $      5,870,580   $           -   $           3,371
                                    -------------  ---------------- ------------------ --------------- --------------------

EXPENSES
   Standard Benefit                      602,110         4,259,085          5,642,646          30,866              12,994
   Earnings Protection Benefit             1,223               583                  -             529                 370
   Maximum Anniversary Value Death            47                20                  -              83                   9
    Benefit                                   26                10                  -              10                   6
   Combined Optional Benefits       -------------  ---------------- ------------------ --------------- --------------------
TOTAL EXPENSES                           603,406         4,259,698          5,642,646          31,488              13,379
                                    -------------  ---------------- ------------------ --------------- --------------------
NET INVESTMENT INCOME (LOSS)             622,574        (4,259,698)           227,934         (31,488)            (10,008)
                                    -------------  ---------------- ------------------ --------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   -         4,362,613            531,071               -                   -
   Investments                          (494,582)      (57,001,386)        (7,504,650)        (20,552)             (5,064)
Net change in unrealized
   appreciation (depreciation)
   on investments                     (2,330,136)     (124,290,871)      (118,839,639)        252,548              76,550
                                    -------------  ---------------- ------------------ --------------- --------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                              (2,824,718)     (176,929,644)      (125,813,218)        231,996              71,486
                                    -------------  ---------------- ------------------ --------------- --------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(2,202,144)   $ (181,189,342)  $   (125,585,284)  $     200,508   $           61,478
-------------------------------     =============  ================ ================== =============== ====================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         JNL/PIMCO                            JNL/Putnam        JNL/Putnam     JNL/Putnam
                                       Total Return        JNL/Putnam       International         Midcap      Value Equity
                                    Bond Portfolio (b)  Growth Portfolio   Equity Portfolio  Growth Portfolio   Portfolio
                                    ------------------  ----------------   ----------------  ---------------- -------------
INVESTMENT INCOME
   Dividends                         $    202,916        $           -      $     647,095     $            -  $  2,690,403
                                    ------------------  ----------------   ----------------  ---------------- -------------
EXPENSES
   Standard Benefit                        14,420            4,050,787          1,345,304            209,826     4,288,176
   Earnings Protection Benefit                  1                  709                845                629         1,583
   Maximum Anniversary Value Death
    Benefit                                     2                   37                  -                  5            65
   Combined Optional Benefits                   6                    -                 51                  6            87
                                    ------------------  ----------------   ----------------  ---------------- -------------
TOTAL EXPENSES                             14,429            4,051,533          1,346,200            210,466     4,289,911
                                    ------------------  ----------------   ----------------  ---------------- -------------
NET INVESTMENT INCOME (LOSS)              188,487           (4,051,533)          (699,105)          (210,466)   (1,599,508)
                                    ------------------  ----------------   ----------------  ---------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                              245,359                    -            144,611                  -             -
   Investments                             (1,614)         (12,899,150)        (4,634,988)        (1,467,413)    2,678,419
Net change in unrealized
   appreciation (depreciation)
   on investments                        (531,700)         (78,823,848)        18,940,126)        (2,935,390)  (27,519,532)
                                    ------------------  ----------------   ----------------  ---------------- -------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                 (287,955)         (91,722,998)       (23,430,503)        (4,402,803)  (24,841,113)
                                    ------------------  ----------------   ----------------  ---------------- -------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $    (99,468)       $(95,774,531)      $(24,129,608)     $   (4,613,269) $(26,440,621)
-------------------------------     ==================  ================   ================  ================ =============
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                          Lazard/JNL          Lazard/JNL       PPM America/  PPM America/    PPM America/
                                            Mid Cap            Small Cap       JNL Balanced  JNL High Yield    JNL Money
                                      Value Portfolio (a)  Value Portfolio (a)   Portfolio   Bond Portfolio  Market Portfolio
                                      -------------------  ------------------- ------------- --------------  ----------------
INVESTMENT INCOME
   Dividends                              $      5,589    $       2,650         $ 5,958,677   $ 10,917,676    $    4,747,882
                                      -------------------  ------------------- ------------- --------------  ----------------
EXPENSES
   Standard Benefit                              1,448            2,874           2,489,523      1,789,719         2,032,614
   Earnings Protection Benefit                       -                1                 685            430             2,357
   Maximum Anniversary Value Death
    Benefit                                         66                2                  11            135                 3
   Combined Optional Benefits                        3                -                   1             12                 6
                                      -------------------  ------------------- ------------- --------------  ----------------
TOTAL EXPENSES                                   1,517            2,877           2,490,220      1,790,296         2,034,980
                                      -------------------  ------------------- ------------- --------------  ----------------
NET INVESTMENT INCOME (LOSS)                     4,072             (227)          3,468,457      9,127,380         2,712,902
                                      -------------------  ------------------- ------------- --------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   120,928           87,812           1,036,411              -                 -
   Investments                                  (4,519)          37,548           5,622,642        673,887         2,183,264
Net change in unrealized
   appreciation (depreciation)
   on investments                              (69,435)           7,325           4,009,478     (5,444,179)       (2,183,264)
                                      -------------------  ------------------- ------------- --------------  ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                        46,974          132,685          10,668,531     (4,770,292)                -
                                      -------------------  ------------------- ------------- --------------  ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $        51,046      $   132,458         $14,136,988   $  4,357,088    $    2,712,902
-------------------------------       ===================  =================== ============= ==============  ================
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      Salomon
                                       Salomon      Brothers/JNL
                                      Brothers/     U.S. Government T. Rowe Price/    T. Rowe Price/     T. Rowe
                                     JNL Global       & Quality      JNL Establishe     JNL Mid-Cap       Price/JNL
                                    Bond Portfolio  Bond Portfolio  Growth Portfolio Growth Portfolio Value Portfolio
INVESTMENT INCOME                   --------------  --------------- ---------------- ---------------- ---------------
   Dividends                         $  3,471,183    $   7,171,138   $            -   $            -   $     573,318
                                    --------------  --------------- ---------------- ---------------- ---------------

EXPENSES
   Standard Benefit                       827,373        1,977,332        4,867,694        4,214,913         741,335
   Earnings Protection Benefit                286            1,891            1,107            1,351           1,353
   Maximum Anniversary Value Death
    Benefit                                     6               11               65               61              73
   Combined Optional Benefits                  17               56                3               38               6
                                    --------------  --------------- ---------------- ---------------- ---------------
TOTAL EXPENSES                            827,682        1,979,290        4,868,869        4,216,363         742,767
                                    --------------  --------------- ---------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)            2,643,501        5,191,848       (4,868,869)      (4,216,363)       (169,449)
                                    --------------  --------------- ---------------- ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    -          730,765          842,571                -         279,544
   Investments                          2,080,251        4,531,971        6,079,622       16,042,559      (1,180,241)
Net change in unrealized
   appreciation (depreciation)
   on investments                      (1,698,378)      (4,345,216)     (50,548,739)     (24,411,948)       (614,338)
                                    --------------  --------------- ---------------- ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                  381,873          917,520      (43,626,546)      (8,369,389)     (1,515,035)
                                    --------------  --------------- ---------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $  3,025,374    $   6,109,368   $  (48,495,415)  $  (12,585,752)  $  (1,684,484)
-------------------------------     ==============  =============== ================ ================ ===============
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001




                                       JNL/S&P             JNL/S&P            JNL/S&P                JNL/S&P
                                    Conservative           Moderate          Aggressive        Very Aggressive     JNL/S&P Equity
                                    Growth Portfolio I Growth Portfolio I  Growth Portfolio I  Growth Portfolio  I Growth Portfolio
                                    ------------------ ------------------  ------------------  ---------------- ------------------
INVESTMENT INCOME
   Dividends                         $      5,520,171   $      8,030,867    $      3,175,785    $    1,429,425   $        3,302,729
                                    ------------------ ------------------  ------------------  ---------------- --------------------

EXPENSES
   Standard Benefit                         2,220,052          3,579,112           1,343,078           774,367            1,900,106
   Earnings Protection Benefit                  1,631             3,097                 602             1,157                2,414
   Maximum Anniversary Value Death
    Benefit                                       168                239                 102                19                    -
   Combined Optional Benefits                      71                 18                   -                 -                    -
                                    ------------------ ------------------  ------------------  ---------------- --------------------
TOTAL EXPENSES                              2,221,922          3,582,466           1,343,782           775,543            1,902,520
                                    ------------------ ------------------  ------------------  ---------------- --------------------
NET INVESTMENT INCOME (LOSS)                3,298,249          4,448,401           1,832,003           653,882            1,400,209
                                    ------------------ ------------------  ------------------  ---------------- --------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                6,085,566          11,048,415         6,239,266         5,405,811            10,404,318
   Investments                               (908,768)         (3,423,136)       (2,855,825)       (2,922,785)           (7,184,145)
Net change in unrealized
   appreciation (depreciation)            (17,702,781)        (34,302,297)      (17,176,751)      (12,275,381)          (28,512,250)
   on investments                   ------------------ ------------------  ------------------  ---------------- --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                  (12,525,983)        (26,677,018)      (13,793,310)       (9,792,355)          (25,292,077)
                                    ------------------ ------------------  ------------------  ---------------- --------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $     (9,227,734)   $    (22,228,617)  $    (11,961,307)   $   (9,138,473)  $(      23,891,868)
                                    ==================  ================== ==================  ================ ====================


                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 JNL/S&P Equity
                                                  Aggressive
                                              Growth Portfolio I
                                               --------------
INVESTMENT INCOME
   Dividends                                     $ 1,152,265
                                               --------------

EXPENSES
   Standard Benefit                                  559,681
   Earnings Protection Benefit                           473
   Maximum Anniversary Value Death Benefit                 -
   Combined Optional Benefits                              -
                                               --------------
TOTAL EXPENSES                                       560,154
                                               --------------
NET INVESTMENT INCOME (LOSS)                         592,111
                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                       3,616,291
   Investments                                    (1,937,508)
Net change in unrealized
   appreciation (depreciation)
   on investments                                 (9,158,687)
                                               --------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                          (7,479,904)
                                               --------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                        $(6,887,793)
                                               ==============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      AIM/                  AIM/
                                               JNL Large Cap JNL          Small Cap             AIM/JNL            JNL/Alger
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a) Growth Portfolio
                                               --------------------  --------------------  ---------------------- ----------------
OPERATIONS
   Net investment income (loss)                 $            (502)    $           (1,857)   $            (1,126)   $  (4,448,404)
   Net realized gain (loss) on investments                      5                  3,518                    455       (2,253,614)
   Net change in unrealized appreciation
      (depreciation) on investments                         3,236                 74,592                 29,943      (42,923,954)
                                               --------------------  --------------------  ---------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          2,739                 76,253                 29,272      (49,625,972)
                                               --------------------  --------------------  ---------------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                        318,823                255,366                141,047       14,610,412
   Value of units redeemed                                   (160)                (7,802)                  (547)     (22,343,660)
   Transfers between portfolios                           135,590              1,488,758                650,977      (15,489,477)
   Policyholder charges                                        (6)                  (309)                   (17)        (680,050)
                                               --------------------  --------------------  ---------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  454,247              1,736,013                 791,460     (23,902,775)
                                               --------------------  --------------------  ---------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     456,986              1,812,266                 820,732     (73,528,747)

NET ASSETS BEGINNING OF PERIOD                                  -                      -                       -     360,827,138
                                               --------------------  --------------------  ---------------------- ----------------

NET ASSETS END OF PERIOD                        $          456,986    $        1,812,266    $            820,732   $  287,298,391
----------------------------------             ====================  ====================  ======================  ===============
(A)  INCEPTION DATE OCTOBER 29, 2001.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001




                                                                                     JNL/Eagle    JNL/First Trus   JNL/First Trust
                                                 JNL/Alliance    JNL/Eagle Core      SmallCap     Communications       Energy
                                               Growth Portfolio Equity Portfolio Equity Portfolio Sector Portfolio Sector Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
OPERATIONS
   Net investment income (loss)                 $   (329,292)    $ (689,500)      $  (1,090,561)   $     (151,706)  $     (87,334)
   Net realized gain (loss) on investments        (3,366,321)       778,777             171,427        (2,038,985)        (46,110)
   Net change in unrealized appreciation
      (depreciation) on investments               (1,565,392)   (10,010,660)          6,921,575        (5,127,898)     (1,811,456)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (5,261,005)    (9,921,383)           6,002,441       (7,318,589)     (1,944,900)
                                               ---------------- ---------------- ---------------- ---------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 7,691,706      5,083,888            7,111,289        3,394,966       3,574,381
   Value of units redeemed                        (1,316,209)    (5,927,455)          (5,810,190)        (381,521)       (251,400)
   Transfers between portfolios                   12,930,487     (2,102,246)           9,783,905        2,293,708         874,654
   Policyholder charges                              (42,921)      (178,868)            (181,917)         (22,709)        (11,277)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          19,263,063     (3,124,681)          10,903,087        5,284,444       4,186,358
                                               ---------------- ---------------- ---------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS             14,002,058    (13,046,064)          16,905,528       (2,034,145)      2,241,458

NET ASSETS BEGINNING OF PERIOD                    17,782,263     86,430,053           67,663,605       12,498,234       5,227,191
                                               ---------------- ---------------- ---------------- ---------------- ----------------

NET ASSETS END OF PERIOD                        $ 31,784,321     $   73,383,989   $   84,569,133    $  10,464,089   $   7,468,649
----------------------------------             ================ ================ ================  =============== ================
(A)  INCEPTION DATE OCTOBER 29, 2001.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               JNL/First Trust
                                                 Financial
                                               Sector Portfolio
                                               --------------
OPERATIONS
   Net investment income (loss)                 $   (179,117)
   Net realized gain (loss) on investments            67,139
   Net change in unrealized appreciation
      (depreciation) on investments               (1,456,586)
                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (1,568,564)
                                               --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 6,118,264
   Value of units redeemed                          (424,957)
   Transfers between portfolios                      522,823
   Policyholder charges                              (16,956)
                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           6,199,174
                                               --------------

NET INCREASE (DECREASE) IN NET ASSETS              4,630,610

NET ASSETS BEGINNING OF PERIOD                    11,279,997
                                               --------------

NET ASSETS END OF PERIOD                        $ 15,910,607
----------------------------------             ==============
(A)  INCEPTION DATE OCTOBER 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                JNL/First Trust
                                              JNL/First Trust  JNL/First Trust  Pharmaceutical/  JNL/First Trust JNL/First Trust
                                               Global Target   Leading Brands     Healthcare        Target 25    Target Small-Cap
                                               15 Portfolio   Sector Portfolio Sector Portfolio     Portfolio       Portfolio
                                              --------------- ---------------- ----------------  --------------- ----------------
OPERATIONS
   Net investment income (loss)                $    (79,573)   $     (76,195)   $    (276,649)    $     (70,338)  $    (128,617)
   Net realized gain (loss) on investment            60,097          (14,472)         368,285            34,604          74,797
   Net change in unrealized appreciation
      (depreciation) on investments                  (9,397)        (228,632)      (1,551,041)          607,054         (29,784)
                                              --------------- ---------------- ----------------  --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (28,873)         (319,299)     (1,459,405)          571,320         (83,604)
                                              --------------- ---------------- ----------------  --------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                2,605,700         2,989,564       8,268,395         2,955,347       5,143,393
   Value of units redeemed                         (227,786)         (192,682)       (601,498)         (136,127)       (265,557)
   Transfers between portfolios                     695,451         1,238,407         854,164         1,449,537       1,936,585
   Policyholder charges                              (8,134)           (8,983)        (31,050)           (2,899)        (14,512)
                                              --------------- ---------------- ----------------  --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           3,065,231        4,026,306        8,490,011        4,265,858       6,799,909
                                              --------------- ---------------- ----------------  --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS              3,036,358        3,707,007        7,030,606        4,837,178       6,716,305

NET ASSETS BEGINNING OF PERIOD                     5,038,680        4,301,721       17,461,634        3,569,048       7,728,252
                                              --------------- ---------------- ----------------  --------------- ----------------

NET ASSETS END OF PERIOD                       $   8,075,038   $    8,008,728   $   24,492,240    $   8,406,226   $  14,444,557
                                              =============== ================ ================  =============== ================

                     See notes to the financial statements.



                                              JNL/First Trust  JNL/First Trust  JNL/First Trust JNL/First Trust     JNL/Janus
                                               Technology       The Dow Target  The Dow Target   The S&P Target    Aggressive
                                              Sector Portfolio  10 Portfolio     5 Portfolio     10 Portfolio    Growth Portfolio
                                              ---------------- ---------------  --------------- ---------------  ----------------
OPERATIONS
   Net investment income (loss)                $    (241,351)   $    (382,077)   $     (77,917)  $    (261,325)   $  (5,516,034)
   Net realized gain (loss) on investment          (2,906,489)        249,808          (39,213)         15,101      (20,606,099)
   Net change in unrealized appreciation
      (depreciation) on investments                (6,922,168)     (1,215,462)        (174,101)     (4,632,075)    (140,990,870)
                                              ---------------- ---------------  --------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (10,070,008)     (1,347,731)        (291,231)     (4,878,299)    (167,113,003)
                                              ---------------- ---------------  --------------- ---------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  6,814,264       7,797,901        2,091,282       6,510,756       17,204,478
   Value of units redeemed                           (503,633)     (1,909,859)        (202,944)       (743,998)     (28,212,362)
   Transfers between portfolios                     3,761,389      11,350,059          282,365         357,286      (28,364,660)
   Policyholder charges                               (32,672)        (56,062)          (9,558)        (28,542)        (978,768)
                                              ---------------- ---------------  --------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           10,039,348      17,182,039        2,161,145       6,095,502      (40,351,312)
                                              ---------------- ---------------  --------------- ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 (30,660)     15,834,308        1,869,914       1,217,203     (207,464,315)

NET ASSETS BEGINNING OF PERIOD                     20,077,023      21,063,075        5,040,476      18,966,662      541,956,902
                                              ---------------- ---------------  --------------- ---------------  ----------------

NET ASSETS END OF PERIOD                       $   20,046,363   $  36,897,383    $   6,910,390   $  20,183,865    $  334,492,587
                                              ================ ===============  =============== ===============  ================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               JNL/Janus       JNL/Janus         JNL/Janus     JNL/Oppenheimer
                                               Balanced         Capital           Global        Global Growth    JNL/Oppenheimer
                                               Portfolio   Growth Portfolio Equities Portfolio  Portfolio (a)  Growth Portfolio (a)
                                              ----------   ---------------- ------------------ --------------- --------------------
OPERATIONS
   Net investment income (loss)               $   622,574   $  (4,259,698)   $        227,934   $     (31,488)  $          (10,008)
   Net realized gain (loss) on investment        (494,582)    (52,638,773)         (6,973,579)        (20,552)              (5,064)
   Net change in unrealized appreciation
      (depreciation) on investments            (2,330,136)   (124,290,871)       (118,839,639)        252,548               76,550
                                              ----------   ---------------- ------------------ --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (2,202,144)    (181,189,342)      (125,585,284)        200,508               61,478
                                              ----------   ---------------- ------------------ --------------- --------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units             11,781,850       15,368,842          4,050,150       3,083,973            1,361,004
   Value of units redeemed                     (3,954,533)     (23,253,077)       (26,765,997)       (119,813)             (40,647)
   Transfers between portfolios                25,977,191      (15,745,967)       (47,845,264)      5,014,258            2,460,428
   Policyholder charges                          (116,355)        (816,185)          (812,872)         (4,358)              (1,319)
                                              ----------   ---------------- ------------------ --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       33,688,153      (24,446,387)       (71,373,983)      7,974,060           3,779,466
                                              ----------   ---------------- ------------------ --------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS          31,486,009     (205,635,729)      (196,959,267)      8,174,568           3,840,944

NET ASSETS BEGINNING OF PERIOD                 23,963,805      444,915,867        527,596,770               -                   -
                                              ----------   ---------------- ------------------ --------------- --------------------

NET ASSETS END OF PERIOD                      $55,449,814     $239,280,138       $330,637,503     $ 8,174,568         $ 3,840,944
------------------------------------          ================================================================================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.


                                                JNL/PIMCO                       JNL/Putnam    JNL/Putnam        JNL/Putnam
                                              Total Return      JNL/Putnam      International   Midcap          Value Equity
                                            ond Portfolio (b) Growth Portfolio Equity Portfolio Growth Portfolio Portfolio
                                              -----------------------------------------  --------------------------
OPERATIONS
   Net investment income (loss)                   $ 188,487   $(4,051,533   $ (699,105)   $ (210,466)  $(1,599,508)
   Net realized gain (loss) on investment           243,745   (12,899,150)  (4,490,377)   (1,467,413)    2,678,419
   Net change in unrealized appreciation
      (depreciation) on investments                (531,700)  (78,823,848) (18,940,126)   (2,935,390)  (27,519,532)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (99,468)  (95,774,531) (24,129,608)   (4,613,269)  (26,440,621)
                                              -------------- ------------- ------------  ------------  ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  683,499    10,818,819    9,185,542     5,821,978    15,911,441
   Value of units redeemed                          (85,129)  (22,535,774)  (6,844,467)     (971,524)  (24,697,220)
   Transfers between portfolios                   7,897,570   (11,751,712)     139,857       100,850    (5,034,638)
   Policyholder charges                                (212)     (738,047)    (180,630)      (18,163)     (676,933)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          8,495,728   (24,206,714)   2,300,302     4,933,141   (14,497,350)
                                              -------------- ------------- ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS             8,396,260  (119,981,245) (21,829,306)      319,872   (40,937,971)

NET ASSETS BEGINNING OF PERIOD                            -   366,466,960  109,364,591    18,054,736   327,052,198
                                              -------------- ------------- ------------  ------------  ------------

NET ASSETS END OF PERIOD                        $ 8,396,260  $246,485,715  $ 87,535,285  $ 18,374,608  $286,114,227
------------------------------------          ================================================================================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001






                                              Lazard/JNL             Lazard/JNL     PPM America/  PPM America/       PPM America/
                                                Mid Cap              Small Cap     JNL Balanced  JNL High Yield       JNL Money
                                             Value Portfolio (a) Value Portfolio(a)  Portfolio    Bond Portfolio   Market Portfolio
                                             --------------     -------------     ------------      ------------      ------------
OPERATIONS
   Net investment income (loss)                     $ 4,072            $ (227)     $ 3,468,457       $ 9,127,380       $ 2,712,902
   Net realized gain (loss) on investment           116,409           125,360        6,659,053           673,887         2,183,264
   Net change in unrealized appreciation
      (depreciation) on investments                 (69,435)            7,325        4,009,478        (5,444,179)       (2,183,264)
                                              --------------     -------------     ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   51,046           132,458       14,136,988         4,357,088         2,712,902
                                              --------------     -------------     ------------      ------------      ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  188,556           135,367       10,166,174         7,550,105        41,010,877
   Value of units redeemed                           (3,616)           (3,173)     (16,113,497)      (11,971,947)      (36,407,995)
   Transfers between portfolios                     973,728         1,583,013       38,082,985        14,723,116        34,065,940
   Policyholder charges                                 (42)              (77)        (401,648)         (323,670)       (1,314,770)
                                              --------------     -------------     ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          1,158,626         1,715,130       31,734,014         9,977,604        37,354,052
                                              --------------     -------------     ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS             1,209,672         1,847,588       45,871,002        14,334,692        40,066,954

NET ASSETS BEGINNING OF PERIOD                            -                 -      150,992,068       110,480,018       102,033,473
                                              --------------     -------------     ------------      ------------      ------------

NET ASSETS END OF PERIOD                        $ 1,209,672       $ 1,847,588      $196,863,070      $124,814,710      $142,100,427
------------------------------------          ==============     =============     ============      ============      ============
(A) INCEPTION DATE OCTOBER 29, 2001.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                  Salomon
                                               Salomon          Brothers/JNL
                                              Brothers/        U.S. Government  T. Rowe Price/    T. Rowe Price/         T. Rowe
                                             JNL Global          & Quality      JNL Established    JNL Mid-Cap          Price/JNL
                                            Bond Portfolio     Bond Portfolio   Growth Portfolio Growth Portfolio    Value Portfolio
                                              --------------     -------------     ------------      ------------      ------------
OPERATIONS
   Net investment income (loss)                 $ 2,643,501       $ 5,191,848      $(4,868,869)      $(4,216,363)       $ (169,449)
   Net realized gain (loss) on investment         2,080,251         5,262,736        6,922,193        16,042,559          (900,697)
   Net change in unrealized appreciation
      (depreciation) on investments              (1,698,378)       (4,345,216)     (50,548,739)      (24,411,948)         (614,338)
                                              --------------     -------------     ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                3,025,374         6,109,368      (48,495,415)      (12,585,752)       (1,684,484)
                                              --------------     -------------     ------------      ------------      ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                3,545,063        14,076,243       15,193,838        13,597,618        12,806,481
   Value of units redeemed                       (5,634,671)      (13,559,805)     (27,218,789)      (23,919,005)       (4,018,256)
   Transfers between portfolios                   1,373,303        59,031,388         (106,914)      (13,585,756)       59,850,830
   Policyholder charges                            (138,175)         (370,115)        (782,923)         (669,114)          (97,929)
                                              --------------     -------------     ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (854,480)       59,177,711      (12,914,788)      (24,576,257)       68,541,126
                                              --------------     -------------     ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS             2,170,894        65,287,079      (61,410,203)      (37,162,009)       66,856,642

NET ASSETS BEGINNING OF PERIOD                   56,541,523       104,633,134      396,691,054       343,271,181        15,566,879
                                              --------------     -------------     ------------      ------------      ------------

NET ASSETS END OF PERIOD                       $ 58,712,417      $169,920,213      $335,280,851      $306,109,172      $ 82,423,521
------------------------------------          ==============     =============     ============      ============      ============
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 JNL/S&P           JNL/S&P           JNL/S&P             JNL/S&P
                                              Conservative        Moderate           Aggressive          Very Aggressiv
                                              Growth Portfolio I Growth Portfolio I  Growth Portfolio I  Growth Portfolio
                                              --------------     -------------     ------------      ------------
OPERATIONS
   Net investment income (loss)                 $ 3,298,249       $ 4,448,401      $ 1,832,003         $ 653,882
   Net realized gain (loss) on investment         5,176,798         7,625,279        3,383,441         2,483,026
   Net change in unrealized appreciation
      (depreciation) on investments             (17,702,781)      (34,302,297)     (17,176,751)      (12,275,381)
                                              --------------     -------------     ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (9,227,734)      (22,228,617)     (11,961,307)       (9,138,473)
                                              --------------     -------------     ------------      ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units               22,695,545        41,244,486       17,389,782         6,525,638
   Value of units redeemed                      (11,975,908)      (17,592,531)      (5,211,055)       (3,027,141)
   Transfers between portfolios                  43,151,991        68,987,368       12,419,696         5,763,571
   Policyholder charges                            (320,642)         (533,354)        (189,765)         (147,431)
                                              --------------     -------------     ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         53,550,986        92,105,969       24,408,658         9,114,637
                                              --------------     -------------     ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS            44,323,252        69,877,352       12,447,351           (23,836)

NET ASSETS BEGINNING OF PERIOD                  136,839,281       217,898,906       90,763,857        56,823,449
                                              --------------     -------------     ------------      ------------

NET ASSETS END OF PERIOD                       $181,162,533      $287,776,258      $103,211,208      $ 56,799,613
                                              ==============     =============     ============      ============


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 JNL/S&P Equity
                                             JNL/S&P Equity        Aggressive
                                             Growth Portfolio I  Growth Portfolio I
                                             ----------------------------
OPERATIONS
   Net investment income (loss)                $ 1,400,209          $ 592,111
   Net realized gain (loss) on investment        3,220,173          1,678,783
   Net change in unrealized appreciation
      (depreciation) on investments            (28,512,250)        (9,158,687)
                                             --------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (23,891,868)        (6,887,793)
                                             --------------      -------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units              16,007,116          6,223,272
   Value of units redeemed                      (6,869,407)        (2,105,550)
   Transfers between portfolios                 22,956,766          3,595,430
   Policyholder charges                           (262,020)          (110,046)
                                             --------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        31,832,455          7,603,106
                                             --------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS            7,940,587            715,313

NET ASSETS BEGINNING OF PERIOD                 131,645,048         39,093,694
                                             --------------      -------------

NET ASSETS END OF PERIOD                      $139,585,635       $ 39,809,007
                                             ==============      =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                                   JNL/Eagle        JNL/First Trust
                                             JNL/Alger          JNL/Alliance      JNL/Eagle Core    SmallCap        Communications
                                            Growth Portfolio Growth Portfolio (a) Equity Portfolio Equity Portfolio Sector Portfolio
                                             ------------      ------------      ------------      ------------      ------------
Operations
   Net investment income (loss)             $(5,394,356)        $ (97,661)      $(1,018,170)       $ (921,684)       $ (167,003)
   Net realized gain (loss) on investments   22,953,012           (94,829)        2,810,726         1,851,281           135,335
   Net change in unrealized appreciation
      (depreciation) on investments         (81,002,589)       (3,083,832)       (3,161,581)      (12,245,649)       (5,153,054)
                                            ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
   from operations                          (63,443,933)       (3,276,322)       (1,369,025)      (11,316,052)       (5,184,722)
                                            ------------      ------------      ------------      ------------      ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units           80,095,616         7,648,562        15,509,992        18,788,611         9,146,084
   Value of units redeemed                  (24,609,838)         (279,013)       (4,238,465)       (3,847,866)         (259,164)
   Transfers between portfolios              33,943,008        13,691,088        16,010,533        12,281,252         3,755,000
   Policyholder charges                        (453,188)           (2,052)          (88,587)          (83,281)           (7,098)
                                            ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                     88,975,598        21,058,585        27,193,473        27,138,716        12,634,822
                                            ------------      ------------      ------------      ------------      ------------

Net increase (decrease) in net assets         25,531,665        17,782,263        25,824,448        15,822,664         7,450,100

Net assets beginning of period               335,295,473                 -        60,605,605        51,840,941         5,048,134
                                             ------------      ------------      ------------      ------------      ------------

Net assets end of period                     $360,827,138      $ 17,782,263      $ 86,430,053      $ 67,663,605      $ 12,498,234
----------------------------------           ============      ============      ============      ============      ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                                                  JNL/First Trust
                                                JNL/First      TrustJNL/First TrusJNL/First Trust JNL/First Trust  Pharmaceutical/
                                               Energy            Financial     Global Target     Leading Brands      Healthcare
                                            Sector Portfolio Sector Portfolio 15 Portfolio      Sector Portfolio   Sector Portfolio
                                            --------------     -------------     ------------      ------------      ------------
Operations
   Net investment income (loss)                 $ (34,686)        $ (86,685)       $ (52,751)        $ (41,735)       $ (152,004)
   Net realized gain (loss) on investments        194,209           217,557         (180,454)           20,006           425,997
   Net change in unrealized appreciation
      (depreciation) on investments               716,809         1,528,275          440,678           395,442         2,975,683
                                            --------------     -------------     ------------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                876,332         1,659,147          207,473           373,713         3,249,676
                                            --------------     -------------     ------------      ------------      ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              2,094,114         4,632,660        2,787,783         1,574,977         8,009,986
   Value of units redeemed                        (28,973)          (67,574)         (61,403)          (32,553)         (155,474)
   Transfers between portfolios                 1,524,706         2,561,478           72,728           715,397         2,317,246
   Policyholder charges                              (625)           (2,700)          (2,204)           (1,515)           (6,271)
                                            --------------     -------------     ------------      ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                        3,589,222         7,123,864        2,796,904         2,256,306        10,165,487
                                            --------------     -------------     ------------      ------------      ------------

Net increase (decrease) in net assets           4,465,554         8,783,011        3,004,377         2,630,019        13,415,163

Net assets beginning of period                    761,637         2,496,986        2,034,303         1,671,702         4,046,471
                                            --------------     -------------     ------------      ------------      ------------

Net assets end of period                      $ 5,227,191      $ 11,279,997      $ 5,038,680       $ 4,301,721       $ 17,461,634
----------------------------------          ==============     =============     ============      ============      ============

(a)  Inception date May 1, 2000.


                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                            JNL/First TrustJNL/First TrusJNL/First TrusJNL/First TrusJNL/First Trust
                                              Target 25    Target Small-CTechnology    The Dow TargetThe Dow Target
                                              Portfolio     Portfolio    Sector Portfol10 Portfolio  5 Portfolio
                                            -------------- ------------- ------------  ------------  ------------
Operations
   Net investment income (loss)                 $ (39,893)    $ (78,137)  $ (275,167)   $ (196,268)    $ (60,881)
   Net realized gain (loss) on investments        (83,085)      359,304      575,428      (279,440)     (228,297)
   Net change in unrealized appreciation
      (depreciation) on investments                86,898       660,504   (7,671,518)    1,844,716       267,187
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                                (36,080)      941,671   (7,371,257)    1,369,008       (21,991)
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              1,660,588     3,860,176   15,200,403     7,617,761     1,552,667
   Value of units redeemed                        (43,508)      (62,440)    (380,058)     (560,491)      (72,600)
   Transfers between portfolios                   132,805       891,420    4,807,362     4,862,049      (264,912)
   Policyholder charges                            (1,213)       (3,243)     (12,089)      (11,639)       (3,608)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                        1,748,672     4,685,913   19,615,618    11,907,680     1,211,547
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets           1,712,592     5,627,584   12,244,361    13,276,688     1,189,556

Net assets beginning of period                  1,856,456     2,100,668    7,832,662     7,786,387     3,850,920
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                      $ 3,569,048   $ 7,728,252  $ 20,077,023  $ 21,063,075  $ 5,040,476
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000

                                            JNL/First Trust    JNL/Janus         JNL/Janus       JNL/Janus         JNL/Janus
                                            The S&P Target     Aggressive        Balanced         Capital            Global
                                            10 Portfolio     Growth Portfolio Portfolio (a)   Growth Portfolio Equities Portfolio
                                            --------------    -------------    ------------     ------------     ------------
Operations
   Net investment income (loss)                $ (218,421)     $(8,738,041)     $ (115,697)     $(8,157,752)     $(8,441,224)
   Net realized gain (loss) on investments        289,337       44,585,132         (57,588)      41,642,563       38,095,787
   Net change in unrealized appreciation
      (depreciation) on investments             1,351,480     (195,939,493)       (307,911)     (285,820,396)    (165,131,915)
                                            --------------    -------------    ------------     ------------     ------------
Net increase (decrease) in net assets
   from operations                              1,422,396     (160,092,402)       (481,196)     (252,335,585)    (135,477,352)
                                            --------------    -------------    ------------     ------------     ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              7,610,805      153,692,000      10,986,431      164,097,806      122,513,127
   Value of units redeemed                       (373,040)     (40,573,177)     (1,433,538)     (39,170,052)     (36,169,116)
   Transfers between portfolios                 1,127,453       59,919,115      14,942,388       95,149,706       64,386,414
   Policyholder charges                           (10,620)        (816,161)        (50,280)        (659,516)        (654,639)
                                            --------------    -------------    ------------     ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                        8,354,598      172,221,777      24,445,001      219,417,944      150,075,786
                                            --------------    -------------    ------------     ------------     ------------

Net increase (decrease) in net assets           9,776,994       12,129,375      23,963,805      (32,917,641)      14,598,434

Net assets beginning of period                  9,189,668      529,827,527               -      477,833,508      512,998,336
                                            --------------    -------------    ------------     ------------     ------------

Net assets end of period                     $ 18,966,662     $541,956,902     $ 23,963,805     $444,915,867     $527,596,770
----------------------------------          ==============    =============    ============     ============     ============

(a)  Inception date May 1, 2000.


                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                              JNL/Putnam        JNL/Putnam        JNL/Putnam     PPM America/
                                             JNL/Putnam       International       Midcap         Value Equity    JNL Balanced
                                            Growth Portfolio Equity Portfolio Growth Portfolio(a) Portfolio       Portfolio
                                            --------------     -------------   ------------      ------------    ------------
Operations
   Net investment income (loss)               $(5,605,059)      $(1,434,263)     $ (61,923)      $(4,100,108)    $(1,946,865)
   Net realized gain (loss) on investments     18,074,158         4,570,314        (65,959)        2,451,046       1,988,146
   Net change in unrealized appreciation
      (depreciation) on investments           (95,820,647)      (19,992,463)      (378,915)       19,249,791       9,574,801
                                            --------------     -------------   ------------      ------------    ------------
Net increase (decrease) in net assets
   from operations                            (83,351,548)      (16,856,412)      (506,797)       17,600,729       9,616,082
                                            --------------     -------------   ------------      ------------    ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             65,271,722        22,538,155      5,422,474        37,518,572      13,552,561
   Value of units redeemed                    (24,616,384)       (7,568,625)      (510,680)      (18,568,903)    (10,771,136)
   Transfers between portfolios                30,715,169        14,822,151     13,662,448        14,869,720      (1,312,956)
   Policyholder charges                          (538,798)         (137,970)       (12,709)         (391,457)       (238,802)
                                            --------------     -------------   ------------      ------------    ------------
Net increase (decrease) in net assets from
   contract transactions                       70,831,709        29,653,711     18,561,533        33,427,932       1,229,667
                                            --------------     -------------   ------------      ------------    ------------

Net increase (decrease) in net assets         (12,519,839)       12,797,299     18,054,736        51,028,661      10,845,749

Net assets beginning of period                378,986,799        96,567,292              -       276,023,537     140,146,319
                                            --------------     -------------   ------------      ------------    ------------

Net assets end of period                     $366,466,960      $109,364,591    $ 18,054,736      $327,052,198    $150,992,068
----------------------------------          ==============     =============   ============      ============    ============

(a)  Inception date May 1, 2000.



Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                                     Salomon
                                                                                   Salomon         Brothers/JNL
                                            PPM America/        PPM America/      Brothers/      U.S. Government  T. Rowe Price/
                                            JNL High Yield       JNL Money       JNL Global        & Quality       JNL Established
                                            Bond Portfolio    Market Portfolio Bond Portfolio    Bond Portfolio  Growth Portfolio
                                            --------------     -------------     ------------      ------------      ------------
Operations
   Net investment income (loss)               $(1,651,228)      $(1,514,430)      $ (748,406)      $(1,304,112)      $(5,406,567)
   Net realized gain (loss) on investments        923,935         5,925,852        1,053,385         1,412,251        20,387,358
   Net change in unrealized appreciation
      (depreciation) on investments            (7,679,405)          219,080        2,721,491         8,884,922       (25,081,525)
                                            --------------     -------------     ------------      ------------      ------------
Net increase (decrease) in net assets
   from operations                             (8,406,698)        4,630,502        3,026,470         8,993,061       (10,100,734)
                                            --------------     -------------     ------------      ------------      ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             10,508,289        92,212,778        5,039,201        10,096,353        55,228,582
   Value of units redeemed                     (8,287,897)      (25,842,286)      (3,956,727)       (7,983,632)      (29,389,015)
   Transfers between portfolios                (9,087,006)     (100,242,491)         907,325         1,852,091        41,525,303
   Policyholder charges                          (172,579)         (622,603)         (71,634)         (167,776)         (602,816)
                                            --------------     -------------     ------------      ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                       (7,039,193)      (34,494,602)       1,918,165         3,797,036        66,762,054
                                            --------------     -------------     ------------      ------------      ------------

Net increase (decrease) in net assets         (15,445,891)      (29,864,100)       4,944,635        12,790,097        56,661,320

Net assets beginning of period                125,925,909       131,897,573       51,596,888        91,843,037       340,029,734
                                            --------------     -------------     ------------      ------------      ------------

Net assets end of period                     $110,480,018      $102,033,473      $ 56,541,523      $104,633,134      $396,691,054
----------------------------------          ==============     =============     ============      ============      ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                            T. Rowe Price/            T. Rowe             JNL/S&P               JNL/S&P
                                             JNL Mid-Cap            Price/JNL            Conservative           Moderate
                                            Growth Portfolio     Value Portfolio (a)  Growth Portfolio I    Growth Portfolio I
                                            --------------         -------------         ------------          ------------

Operations
   Net investment income (loss)               $(4,134,080)            $ (60,272)         $(1,466,389)          $(2,383,880)
   Net realized gain (loss) on investments     18,801,784                33,726            1,793,757             2,381,108
   Net change in unrealized appreciation
      (depreciation) on investments                70,398             1,148,529           (5,141,455)          (13,814,097)
                                            --------------         -------------         ------------          ------------
Net increase (decrease) in net assets
   from operations                             14,738,102             1,121,983           (4,814,087)          (13,816,869)
                                            --------------         -------------         ------------          ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             41,996,999             3,230,677           35,766,333            68,213,975
   Value of units redeemed                    (21,256,536)             (627,483)          (6,101,431)          (15,860,731)
   Transfers between portfolios                57,548,400            11,851,835           40,344,652            70,516,652
   Policyholder charges                          (427,491)              (10,133)             (94,308)             (462,848)
                                            --------------         -------------         ------------          ------------
Net increase (decrease) in net assets from
   contract transactions                       77,861,372            14,444,896           69,915,246           122,407,048
                                            --------------         -------------         ------------          ------------

Net increase (decrease) in net assets          92,599,474            15,566,879           65,101,159           108,590,179

Net assets beginning of period                250,671,707                     -           71,738,122           109,308,727
                                            --------------         -------------         ------------          ------------

Net assets end of period                     $343,271,181          $ 15,566,879          $136,839,281          $217,898,906
----------------------------------          ==============         =============         ============          ============

(a)  Inception date May 1, 2000.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                             JNL/S&P              JNL/S&P                                       JNL/S&P Equity
                                            Aggressive            Very Aggressive        JNL/S&P Equity          Aggressive
                                            Growth Portfolio I    Growth Portfolio I    Growth Portfolio I     Growth Portfolio I
                                            -------------          -------------           -------------           ------------
Operations
   Net investment income (loss)               $ (967,914)            $ (617,938)            $(1,437,813)            $ (430,729)
   Net realized gain (loss) on investments       745,580                244,688                 917,832                384,904
   Net change in unrealized appreciation
      (depreciation) on investments          (10,146,587)           (11,563,885)            (22,026,740)            (7,352,171)
                                            -------------          -------------           -------------           ------------
Net increase (decrease) in net assets
   from operations                           (10,368,921)           (11,937,135)            (22,546,721)            (7,397,996)
                                            -------------          -------------           -------------           ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units            36,707,352             23,676,934              49,124,721             15,758,031
   Value of units redeemed                    (3,814,668)            (2,134,086)             (4,915,361)            (1,352,732)
   Transfers between portfolios               28,220,787             23,873,828              50,705,290             14,077,546
   Policyholder charges                         (100,098)               (44,631)               (135,163)               (39,492)
                                            -------------          -------------           -------------           ------------
Net increase (decrease) in net assets from
   contract transactions                      61,013,373             45,372,045              94,779,487             28,443,353
                                            -------------          -------------           -------------           ------------

Net increase (decrease) in net assets         50,644,452             33,434,910              72,232,766             21,045,357

Net assets beginning of period                40,119,405             23,388,539              59,412,282             18,048,337
                                            -------------          -------------           -------------           ------------

Net assets end of period                     $90,763,857           $ 56,823,449            $131,645,048            $ 39,093,694
----------------------------------          =============          =============           =============           ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
---------------------

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains forty-six (46) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------------
                                      JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series                      JNL/Putnam Value Equity Series
AIM/JNL Small Cap Growth Series                      Lazard/JNL Mid Cap Value Series
AIM/JNL Value II Series                              Lazard/JNL Small Cap Value Series
JNL/Alger Growth Series                              PPM America/JNL Balanced Series
JNL/Alliance Growth Series                           PPM America/JNL High Yield Bond Series
JNL/Eagle Core Equity Series                         PPM America/JNL Money Market Series
JNL/Eagle SmallCap Equity Series                     Salomon Brothers/JNL Global Bond Series
JNL/Janus Aggressive Growth Series                   Salomon Brothers/JNL U.S. Government & Quality Bond Series
JNL/Janus Balanced Series                            T. Rowe Price/JNL Established Growth Series
JNL/Janus Capital Growth Series                      T. Rowe Price/JNL Mid-Cap Growth Series
JNL/Janus Global Equities Series                     T. Rowe Price/JNL Value Series
JNL/Oppenheimer Global Growth Series                 JNL/S&P Conservative Growth Series I
JNL/Oppenheimer Growth Series                        JNL/S&P Moderate Growth Series I
JNL/PIMCO Total Return Bond Series                   JNL/S&P Aggressive Growth Series I
JNL/Putnam Growth Series                             JNL/S&P Very Aggressive Growth Series I
JNL/Putnam International Equity Series               JNL/S&P Equity Growth Series I
JNL/Putnam Midcap Growth Series                      JNL/S&P Equity Aggressive Series I


--------------------------------------------------------------------------------
                JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/First Trust Communications Sector Series
JNL/First Trust Energy Sector Series
JNL/First Trust Financial Sector Series
JNL/First Trust Global Target 15 Series
JNL/First Trust Leading Brands Sector Series
JNL/First Trust Pharmaceutical/Healthcare Sector Series
JNL/First Trust Target 25 Series
JNL/First Trust Target Small-Cap Series
JNL/First Trust Technology Sector Series
JNL/First Trust The Dow Target 10 Series
JNL/First Trust The Dow Target 5 Series
JNL/First Trust The S&P Target 10 Series

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the series and receives a fee for its services from each of the series.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
----------------------------------------------------

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $2,159,918.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, transfer fee charges were assessed in the amount of $78,846.

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the period ended December 31, 2001, surrender charges were assessed in the amount of $9,097,240.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 - POLICY CHARGES (CONTINUED)
-----------------------------------

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     Jackson National makes an additional deduction at an annual rate of 0.20% from the net assets of the Separate Account if the Earnings Protection Benefit Endorsement is selected. The Earnings Protection Benefit is an optional benefit that may increase the amount of the contract's death benefit. The death benefit will be increased by up to 40% of the earnings accumulated but will not exceed 100% of the premiums paid.

     Jackson National makes an additional deduction at an annual rate of 0.22% from the net assets of the Separate Account if the Maximum Anniversary Value Death Benefit Endorsement is selected. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit. The total amount of expenses charged with this optional benefit included is 1.50%.

     If both the Earnings Protection Benefit and the Maximum Anniversary Value Death Benefit options are elected, the total Separate Account annual expense is 1.70%.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-----------------------------------------------------------------------------------------

                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------

AIM/JNL Large Cap Growth                                      $   454,413   $        668
AIM/JNL Small Cap Growth                                        1,877,118        142,962
AIM/JNL Value II                                                  803,511         13,177
JNL/Alger Growth                                               64,222,388     92,099,505
JNL/Alliance Growth                                            31,519,243     12,584,011
JNL/Eagle Core Equity                                          27,784,383     31,526,456
JNL/Eagle SmallCap Equity                                      38,652,977     27,705,950
JNL/Janus Aggressive Growth                                    86,043,019    131,100,858
JNL/Janus Balanced                                             44,495,496     10,184,769
JNL/Janus Capital Growth                                       85,746,446    110,089,918
JNL/Janus Global Equities                                      37,385,418    108,000,396
JNL/Oppenheimer Global Growth                                  10,094,610      2,152,038
JNL/Oppenheimer Growth                                          3,944,970        175,512
JNL/PIMCO Total Return Bond                                     9,029,353         99,779
JNL/Putnam Growth                                              43,016,057     71,274,304
JNL/Putnam International Equity                                53,078,490     51,332,682
JNL/Putnam Midcap Growth                                       17,214,985     12,492,310

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
------------------------------------------------------------------------------------------

                                                                            Proceeds
                                                             Purchases      from Sales
                                                             ---------      ----------

 JNL/Putnam Value Equity                                    $ 68,066,673   $ 84,163,531
 Lazard/JNL Mid Cap Value                                      1,371,874         88,248
 Lazard/JNL Small Cap Value                                    2,863,025      1,060,310
 PPM America/JNL Balanced                                     75,812,130     39,573,248
 PPM America/JNL High Yield Bond                              57,466,130     38,361,146
 PPM America/JNL Money Market                                220,255,843    180,188,889
 Salomon Brothers/JNL Global Bond                             19,912,981     18,123,960
 Salomon Brothers/JNL U.S. Government & Quality Bond         116,313,635     51,213,311
 T. Rowe Price/JNL Established Growth                         76,710,656     93,651,742
 T. Rowe Price/JNL Mid-Cap Growth                             75,497,763    104,290,383
 T. Rowe Price/JNL Value                                      89,718,769     21,067,548
 JNL/S&P Conservative Growth I                                94,554,884     31,620,083
 JNL/S&P Moderate Growth I                                   152,177,819     44,575,034
 JNL/S&P Aggressive Growth I                                  53,815,539     21,335,612
 JNL/S&P Very Aggressive Growth I                             26,920,980     11,746,650
 JNL/S&P Equity Growth I                                      76,290,351     32,653,369
 JNL/S&P Equity Aggressive I                                  20,780,068      8,968,560

---------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
---------------------------------------------------------------------------------------


                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------

JNL/First Trust Communications Sector                         $ 7,779,950    $ 2,647,212
JNL/First Trust Energy Sector                                   7,420,882      3,321,858
JNL/First Trust Financial Sector                               10,604,038      4,583,981
JNL/First Trust Global Target 15                                4,786,287      1,800,629
JNL/First Trust Leading Brands Sector                           5,356,316      1,406,205
JNL/First Trust Pharmaceutical/Healthcare Sector               13,791,226      5,577,864

---------------------------------------------------------------------------------------
                             JNL VARIABLE FUND LLC
---------------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                           ---------      ----------

JNL/First Trust Target 25                                   $ 5,518,815    $ 1,323,295
JNL/First Trust Target Small-Cap                              8,602,214      1,930,922
JNL/First Trust Technology Sector                            13,487,959      3,689,962
JNL/First Trust The Dow Target 10                            27,746,700     10,946,738
JNL/First Trust The Dow Target 5                              3,919,038      1,835,810
JNL/First Trust The S&P Target 10                            11,299,674      5,465,497

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
----------------------
  The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:

                                           AIM/               AIM/
                                      JNL Large Cap       JNL Small Cap           AIM/JNL               JNL/Alger
                                    Growth Portfolio(b)  Growth Portfolio(b) Value II Portfolio(b)  Growth Portfolio (b)
                                    -------------------------------------------------------------------------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999        -                     -                     -            12,799,325

      Units Issued                            -                     -                     -             6,505,156
      Units Redeemed                          -                     -                     -            (3,168,265)

Units Outstanding at December 31, 2000        -                     -                     -            16,136,216

      Units Issued                       41,072               167,417                73,009             3,044,049
      Units Redeemed                        (15)              (12,572)               (1,097)           (4,390,300)

Units Outstanding at December 31, 2001   41,057               154,845                71,912            14,789,965

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                           43                    43                     -                18,033
      Units Redeemed                          -                     -                     -                (1,635)

Units Outstanding at December 31, 2001       43                    43                     -                16,398

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                          728                 1,817                 2,765                 3,939
      Units Redeemed                          -                     -                     -                    (4)

Units Outstanding at December 31, 2001      728                 1,817                 2,765                 3,935

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                            -                   150                     -                   150
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2001        -                   150                     -                   150
----------------------------------






                                                                                      JNL/Eagle       JNL/First Trust
                                            JNL/Alliance          JNL/Eagle Core       SmallCap        Communications
                                            Growth Portfolio(a)  Equity Portfolio    Equity Portfolio Sector Portfolio
                                            -----------------   -----------------  ----------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -               3,154,438         3,152,948       336,879

      Units Issued                            2,337,492               2,123,771         2,792,248     1,074,425
      Units Redeemed                           (104,039)               (729,188)       (1,135,126)     (253,204)

Units Outstanding at December 31, 2000        2,233,453               4,549,021         4,810,070     1,158,100

      Units Issued                            4,253,243               1,540,959         2,528,429     1,034,382
      Units Redeemed                         (1,800,501)             (1,754,183)       (1,860,956)     (357,966)

Units Outstanding at December 31, 2001        4,686,195               4,335,797         5,477,543     1,834,516

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                               22,828                  12,480            18,849        24,347
      Units Redeemed                             (1,909)                 (1,033)           (2,749)          (59)

Units Outstanding at December 31, 2001           20,919                  11,447            16,100        24,288

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                               10,741                   3,378             1,641             -
      Units Redeemed                                (50)                     (4)             (135)            -

Units Outstanding at December 31, 2001           10,691                   3,374             1,506             -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                4,805                   1,955             7,152             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2001            4,805                   1,955             7,152             -
----------------------------------




                                            JNL/First Trust    JNL/First Trust
                                                Energy            Financial
                                            Sector Portfolio  Sector Portfolio
                                             --------------    ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            74,681             280,321

      Units Issued                               414,467             941,377
      Units Redeemed                            (131,399)           (213,092)

Units Outstanding at December 31, 2000           357,749           1,008,606

      Units Issued                               567,909           1,027,576
      Units Redeemed                            (251,817)           (439,775)

Units Outstanding at December 31, 2001           673,841           1,596,407

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                25,843              36,748
      Units Redeemed                                 (96)                  -

Units Outstanding at December 31, 2001            25,747              36,748

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2001                 -                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2001                 -                   -
----------------------------------


*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                                                                   JNL/First Trust
                                           JNL/First Trust  JNL/First Trust         Pharmaceutical/  JNL/First Trust
                                                Global     Target Leading Brands      Healthcare       Target 25
                                            15 Portfolio     Sector Portfolio      Sector Portfolio    Portfolio
                                           -------------- ---------------------   -----------------   ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999         227,870           176,274              418,359           225,236

      Units Issued                             919,505           341,475            1,160,868           367,924
      Units Redeemed                          (558,689)          (91,697)            (268,161)         (134,162)

Units Outstanding at December 31, 2000         588,686           426,052            1,311,066           458,998

      Units Issued                             563,053           585,878            1,081,852           622,271
      Units Redeemed                          (210,922)         (147,727)            (439,293)         (153,693)

Units Outstanding at December 31, 2001         940,817           864,203            1,953,625           927,576

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                              18,975            14,816               59,401            27,934
      Units Redeemed                                (2)              (92)                (140)               (4)

Units Outstanding at December 31, 2001          18,973            14,724               59,261            27,930

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2001               -                 -                    -                 -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2001               -                 -                    -                 -
----------------------------------




                                             JNL/First Trust    JNL/First Trust   JNL/First Trust    JNL/First Trust
                                            Target Small-Cap       Technology     The Dow Target     The Dow Target
                                                Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                                             ---------------- ------------------  ---------------  -----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            170,871             512,510            898,160             497,804

      Units Issued                                584,223           1,458,576          2,116,827             349,520
      Units Redeemed                             (233,514)           (287,905)          (674,675)           (184,057)

Units Outstanding at December 31, 2000            521,580           1,683,181          2,340,312             663,267

      Units Issued                                608,276           1,798,214          3,111,764             500,671
      Units Redeemed                             (132,261)           (464,930)        (1,211,978)           (233,807)

Units Outstanding at December 31, 2001            997,595           3,016,465          4,240,098             930,131

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                 45,288              51,887             37,758              19,211
      Units Redeemed                                 (119)                (90)              (227)               (189)

Units Outstanding at December 31, 2001             45,169              51,797             37,531              19,022

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                      -                   -              2,100                   -
      Units Redeemed                                    -                   -                 (4)                  -

Units Outstanding at December 31, 2001                  -                   -              2,096                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2001                  -                   -                  -                   -
----------------------------------



                                         JNL/First Trust    JNL/Janus
                                          The S&P Target    Aggressive
                                           10 Portfolio   Growth Portfolio
                                          -------------- -----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999         836,713    13,399,786

      Units Issued                           1,112,169     7,701,408
      Units Redeemed                          (330,893)   (3,520,799)

Units Outstanding at December 31, 2000       1,617,989    17,580,395

      Units Issued                           1,064,334     3,414,637
      Units Redeemed                          (500,432)   (5,240,760)

Units Outstanding at December 31, 2001       2,181,891    15,754,272

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                              43,085        31,219
      Units Redeemed                              (194)       (3,352)

Units Outstanding at December 31, 2001          42,891        27,867

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                                   -         2,225
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2001               -         2,225

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                                   -         3,741
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2001               -         3,741
----------------------------------

*Optional benefit effective May 1, 2001.
**Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                               JNL/Janus      JNL/Janus             JNL/Janus       JNL/Oppenheimer
                                                Balanced       Capital               Global          Global Growth
                                              Portfolio (a)  Growth Portfolio  Equities Portfolio    Portfolio (b)
                                              -------------- ----------------  -------------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -        12,048,149           15,866,078                 -

      Units Issued                            2,915,351         9,625,683            8,064,287                 -
      Units Redeemed                           (462,261)       (4,242,359)          (3,681,478)                -

Units Outstanding at December 31, 2000        2,453,090        17,431,473           20,248,887                 -

      Units Issued                            4,576,468         4,352,573            1,351,820         1,103,968
      Units Redeemed                         (1,042,153)       (5,898,388)          (4,776,332)         (237,278)

Units Outstanding at December 31, 2001        5,987,405        15,885,658           16,824,375           866,690

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                               31,194            15,769                    -            14,607
      Units Redeemed                               (914)               (2)                   -            (1,989)

Units Outstanding at December 31, 2001           30,280            15,767                    -            12,618

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                                5,209             1,912                    -             7,434
      Units Redeemed                                 (4)                -                    -              (126)

Units Outstanding at December 31, 2001            5,205             1,912                    -             7,308

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                                1,584             1,720                    -             1,746
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2001            1,584             1,720                    -             1,746
----------------------------------




                                                                     JNL/PIMCO                           JNL/Putnam
                                               JNL/Oppenheimer      Total Return        JNL/Putnam      International
                                              Growth Portfolio(b)  Bond Portfolio(c)  Growth Portfolio  Equity Portfolio
                                              ------------------- ------------------ ----------------- ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -                   -               14,056,305           5,507,406

      Units Issued                                    -                   -                5,905,872           3,669,843
      Units Redeemed                                  -                   -               (3,185,347)         (1,824,152)

Units Outstanding at December 31, 2000                -                   -               16,776,830           7,353,097

      Units Issued                              416,556             860,101                2,328,875           4,083,941
      Units Redeemed                            (17,107)             (8,690)              (3,858,858)         (3,969,423)

Units Outstanding at December 31, 2001          399,449             851,411               15,246,847           7,467,615

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                               10,104                  86                   37,173              32,219
      Units Redeemed                               (770)                  -                  (15,144)            (10,841)

Units Outstanding at December 31, 2001            9,334                  86                   22,029              21,378

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                                1,606                 300                    3,802                   -
      Units Redeemed                                  -                   -                       (4)                  -

Units Outstanding at December 31, 2001            1,606                 300                    3,798                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                                  499                 300                        -               2,859
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2001              499                 300                        -               2,859
----------------------------------




                                             JNL/Putnam        JNL/Putnam
                                            Midcap Growth     Value Equity
                                            Portfolio (a)       Portfolio
                                           --------------    -------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999               -          16,357,203

      Units Issued                           2,022,259           7,369,416
      Units Redeemed                          (181,656)         (5,352,532)

Units Outstanding at December 31, 2000       1,840,603          18,374,087

      Units Issued                           2,162,664           3,783,552
      Units Redeemed                        (1,428,349)         (4,783,440)

Units Outstanding at December 31, 2001       2,574,918          17,374,199

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                              19,730              40,586
      Units Redeemed                              (609)             (5,433)

Units Outstanding at December 31, 2001          19,121              35,153

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                                 642              10,624
      Units Redeemed                                 -                 (50)

Units Outstanding at December 31, 2001             642              10,574

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                                 494               5,048
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2001             494               5,048
----------------------------------
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)



                                                Lazard/JNL          Lazard/JNL     PPM America/    PPM America/
                                                 Mid Cap             Small Cap     JNL Balanced    JNL High Yield
                                             Value Portfolio(b)  Value Portfolio(b)  Portfolio      Bond Portfolio
                                           --------------------- ----------------- -------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -                       -         9,940,416     9,672,921

      Units Issued                                    -                       -         2,977,203     2,442,164
      Units Redeemed                                  -                       -        (2,885,333)   (2,997,176)

Units Outstanding at December 31, 2000                -                       -        10,032,286     9,117,909

      Units Issued                              110,142                 257,026         4,291,690     3,625,383
      Units Redeemed                             (7,761)                (95,650)       (2,337,560)   (2,884,518)

Units Outstanding at December 31, 2001          102,381                 161,376        11,986,416     9,858,774

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                    -                      43            19,470        49,669
      Units Redeemed                                  -                       -              (978)      (27,554)

Units Outstanding at December 31, 2001                -                      43            18,492        22,115

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                5,811                     280             1,614        12,646
      Units Redeemed                                  -                       -                 -           (13)

Units Outstanding at December 31, 2001            5,811                     280             1,614        12,633

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                  150                       -               102         1,029
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2001              150                       -               102         1,029
----------------------------------




                                                                                        Salomon
                                                                Salomon               Brothers/JNL
                                             PPM America/          Brothers/         U.S. Government          T. Rowe Price/
                                              JNL Money          JNL Global            & Quality              JNL Established
                                          Market Portfolio     Bond Portfolio        Bond Portfolio           Growth Portfolio
                                         ------------------  -------------------     ---------------           ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999       11,491,181              3,970,746             7,963,550             14,057,518

      Units Issued                           22,072,512              1,292,018             3,226,246              5,503,131
      Units Redeemed                        (25,046,394)            (1,145,826)           (2,931,639)            (2,874,703)

Units Outstanding at December 31, 2000        8,517,299              4,116,938             8,258,157             16,685,946

      Units Issued                           17,681,426              1,154,212             8,125,856              3,499,119
      Units Redeemed                        (14,629,773)            (1,218,006)           (3,724,460)            (4,273,149)

Units Outstanding at December 31, 2001       11,568,952              4,053,144            12,659,553             15,911,916

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                              116,197                  8,160                89,504                 35,606
      Units Redeemed                            (43,902)                (1,687)              (29,710)                (1,063)

Units Outstanding at December 31, 2001           72,295                  6,473                59,794                 34,543

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                                  343                  1,120                 1,845                 11,575
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2001              343                  1,120                 1,845                 11,575

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                                  500                    964                 4,300                    619
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2001              500                    964                 4,300                    619
----------------------------------


                                              T. Rowe Price/        T. Rowe
                                               JNL Mid-Cap        Price/JNL
                                            Growth Portfolio Value Portfolio (a)
                                            -----------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           11,658,193               -

      Units Issued                                6,237,507       1,534,277
      Units Redeemed                             (2,789,254)       (154,889)

Units Outstanding at December 31, 2000           15,106,446       1,379,388

      Units Issued                                3,485,590       7,822,604
      Units Redeemed                             (4,747,964)     (1,911,368)

Units Outstanding at December 31, 2001           13,844,072       7,290,624

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                   57,973          68,835
      Units Redeemed                                (14,723)        (15,171)

Units Outstanding at December 31, 2001               43,250          53,664

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                    5,182          14,085
      Units Redeemed                                   (176)              -

Units Outstanding at December 31, 2001                5,006          14,085

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                    3,550             300
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2001                3,550             300
----------------------------------


*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                                  JNL/S&P            JNL/S&P              JNL/S&P                 JNL/S&P
                                               Conservative          Moderate             Aggressive           Very Aggressive
                                            Growth Portfolio I   Growth Portfolio I    Growth Portfolio I     Growth Portfolio I
                                          --------------------- --------------------  --------------------   --------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           5,873,298            8,312,453           2,790,656                   1,438,910

      Units Issued                               7,701,247           11,238,355           4,898,172                   3,227,564
      Units Redeemed                            (2,025,930)          (1,984,864)           (624,700)                   (387,028)

Units Outstanding at December 31, 2000          11,548,615           17,565,944           7,064,128                   4,279,446

      Units Issued                               7,306,184           11,389,599           3,786,941                   1,667,890
      Units Redeemed                            (2,641,106)          (3,674,114)         (1,763,688)                   (940,151)

Units Outstanding at December 31, 2001          16,213,693           25,281,429           9,087,381                   5,007,185

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                  47,517              105,525              20,176                      40,591
      Units Redeemed                                  (162)                (550)                  -                     (16,688)

Units Outstanding at December 31, 2001              47,355              104,975              20,176                      23,903

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                  14,901               20,053               6,453                         978
      Units Redeemed                                    (8)                 (56)                 (4)                          -

Units Outstanding at December 31, 2001              14,893               19,997               6,449                         978

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                   4,715                1,720                  42                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2001               4,715                1,720                  42                           -
----------------------------------






                                                              JNL/S&P Equity
                                           JNL/S&P Equity       Aggressive
                                         Growth Portfolio I Growth Portfolio I
                                        ------------------- -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          3,994,657         1,183,888

      Units Issued                              7,163,096         2,185,833
      Units Redeemed                             (713,915)         (303,143)

Units Outstanding at December 31, 2000         10,443,838         3,066,578

      Units Issued                              5,483,145         1,362,573
      Units Redeemed                           (2,884,763)         (765,578)

Units Outstanding at December 31, 2001         13,042,220         3,663,573

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                 83,842             9,634
      Units Redeemed                              (14,207)                -

Units Outstanding at December 31, 2001             69,635             9,634

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                     46                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2001                 46                 -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2001                  -                 -
----------------------------------

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION
----------------------------------------

The following is a summary of contract transactions for the period ended December 31, 2001:



                                                         AIM/               AIM/
                                                     JNL Large Cap     JNL Small Cap         AIM/JNL             JNL/Alger
                                                 Growth Portfolio(a) Growth Portfolio(a) Value II Portfolio(a) Growth Portfolio
                                                 ------------------- ------------------- --------------------- ----------------
Standard Benefit

   Proceeds from units issued                     $      311,748      $    235,626        $    113,395         $ 14,482,058
   Value of units redeemed                                  (160)           (7,802)               (547)         (22,343,618)
   Transfers between portfolios                          134,956         1,488,405             650,977          (15,556,930)
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                          446,544         1,716,229             763,825          (23,418,490)
   Deductions:
   Policyholder charges                                        6               309                  17              680,050
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $      446,538      $  1,715,920        $    763,808         $(24,098,540)
                                                 =================== =================== ===================== ================

Earnings Protection Benefit *

   Proceeds from units issued                     $           75      $         75        $          -         $     87,248
   Value of units redeemed                                     -                 -                   -                    -
   Transfers between portfolios                              353               353                   -               67,261
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                              428               428                   -              154,509
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $          428      $        428        $          -          $   154,509
                                                 =================== =================== ===================== ================

Maximum Anniversary Value Death Benefit **

   Proceeds from units issued                     $        7,000      $     18,165        $     27,652          $    39,606
   Value of units redeemed                                     -                -                   -                   (42)
   Transfers between portfolios                              281                -                   -                   192
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                            7,281            18,165              27,652               39,756
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $        7,281      $     18,165        $     27,652          $    39,756
                                                 =================== =================== ===================== ================

Combined Optional Benefits **

   Proceeds from units issued                     $            -      $      1,500        $          -          $     1,500
   Value of units redeemed                                     -                 -                   -                    -
   Transfers between portfolios                                -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                                -             1,500                   -                1,500
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $            -      $      1,500        $          -          $     1,500
-----------------------------------              =================== =================== ===================== ================



                                                                                        JNL/Eagle     JNL/First Trust
                                                   JNL/Alliance    JNL/Eagle Core        SmallCap     Communications
                                                 Growth Portfolio Equity Portfolio  Equity Portfolio  Sector Portfolio
                                                 ---------------- ----------------  ----------------  ----------------
Standard Benefit

   Proceeds from units issued                     $  7,365,619     $   4,969,168     $   6,883,910     $   3,245,178
   Value of units redeemed                          (1,315,720)       (5,927,413)       (5,810,190)         (381,521)
   Transfers between portfolios                     12,910,420        (2,143,534)        9,767,870         2,235,737
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                     18,960,319        (3,101,779)       10,841,590         5,099,394
   Deductions:
   Policyholder charges                                 42,921           178,868           181,917            22,709
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 18,917,398     $  (3,280,647)    $  10,659,673     $   5,076,685
                                                 ================ ================  ================  ================

Earnings Protection Benefit *

   Proceeds from units issued                     $    172,773     $      71,589     $     144,147     $    149,788
   Value of units redeemed                                   -                 -                 -                -
   Transfers between portfolios                         20,067            30,436             7,837           57,971
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                        192,840           102,025           151,984          207,759
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $    192,840     $     102,025     $     151,984     $    207,759
                                                 ================ ================  ================  ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                     $    105,426     $      23,976     $       7,800     $          -
   Value of units redeemed                                (489)              (42)                -                -
   Transfers between portfolios                              -            10,428             8,198                -
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                        104,937            34,362            15,998                -
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $    104,937     $      34,362     $      15,998     $          -
                                                 ================ ================  ================  ================

Combined Optional Benefits **

   Proceeds from units issued                     $     47,888     $      19,155     $      75,432     $          -
   Value of units redeemed                                   -                  -                -                -
   Transfers between portfolios                              -                424                -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                         47,888            19,579            75,432                -
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $     47,888     $      19,579     $      75,432     $          -
-----------------------------------              ================ ================  ================  ================



                                                        JNL/First Trust     JNL/First Trust
                                                           Energy              Financial
                                                       Sector Portfolio     Sector Portfolio
                                                       ----------------     ----------------
Standard Benefit

   Proceeds from units issued                           $ 3,388,260          $ 5,861,395
   Value of units redeemed                                 (251,279)            (424,957)
   Transfers between portfolios                             829,953              452,470
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                           3,966,934            5,888,908
   Deductions:
   Policyholder charges                                      11,277               16,956
                                                       ----------------     ----------------
 Net increase (decrease) in net assets
      from contract transactions                        $ 3,955,657          $ 5,871,952
                                                       ================     ================

Earnings Protection Benefit *

   Proceeds from units issued                           $   186,121          $   256,869
   Value of units redeemed                                     (121)                   -
   Transfers between portfolios                              44,701               70,353
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                             230,701              327,222
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $   230,701          $   327,222
                                                       ================     ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $         -          $         -
   Value of units redeemed                                        -                    -
   Transfers between portfolios                                   -                    -
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                                   -                    -
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $         -          $         -
                                                       ================     ================

Combined Optional Benefits **

   Proceeds from units issued                           $         -          $         -
   Value of units redeemed                                        -                    -
   Transfers between portfolios                                   -                    -
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                                   -                    -
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $         -          $         -
-----------------------------------                    ================     ================

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                                                           JNL/First Trust
                                                         JNL/First Trust JNL/First Trust  Pharmaceutical  JNL/First Trust
                                                          Global Target  Leading Brands    Healthcare        Target 25
                                                         15 Portfolio    Sector Portfolio  Sector Portfolio  Portfolio
                                                          --------------  ------------     ------------    ------------
Standard Benefit

   Proceeds from units issued                               $ 2,490,263   $ 2,911,159      $ 7,820,132     $ 2,766,642
   Value of units redeemed                                     (227,764)     (192,529)        (601,228)       (136,106)
   Transfers between portfolios                                 628,760     1,174,009          712,898       1,367,029
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                               2,891,259     3,892,639        7,931,802       3,997,565
   Deductions:
   Policyholder charges                                           8,134         8,983           31,050           2,899
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $ 2,883,125   $ 3,883,656      $ 7,900,752     $ 3,994,666
                                                          ==============  ============     ============    ============

Earnings Protection Benefit *

   Proceeds from units issued                               $   115,437   $    78,405      $   448,263     $   188,705
   Value of units redeemed                                          (22)         (153)            (270)            (21)
   Transfers between portfolios                                  66,691        64,398          141,266          82,508
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                 182,106       142,650          589,259         271,192
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $   182,106   $   142,650      $   589,259     $   271,192
                                                          ==============  ============     ============    ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                               $         -   $         -      $         -     $         -
   Value of units redeemed                                            -             -                -               -
   Transfers between portfolios                                       -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                       -             -                -               -
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $         -   $         -      $         -     $         -
                                                          ==============  ============     ============    ============

Combined Optional Benefits **

   Proceeds from units issued                               $         -   $         -      $         -     $         -
   Value of units redeemed                                            -             -                -               -
   Transfers between portfolios                                       -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                       -             -                -               -
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $         -   $         -      $         -     $         -
-----------------------------------                       ==============  ============     ============    ============



                                                          JNL/First Trust   JNL/First Trust  JNL/First Trust  JNL/First Trust
                                                            Target Small-Cap    Technology    The Dow Target   The Dow Target
                                                             Portfolio       Sector Portfolio   10 Portfolio    5 Portfolio
                                                           --------------    ------------       ------------    ------------

Standard Benefit

   Proceeds from units issued                                $ 4,846,474     $ 6,494,236        $ 7,567,713     $ 1,969,267
   Value of units redeemed                                      (265,463)       (503,595)        (1,909,796)       (202,944)
   Transfers between portfolios                                1,834,724       3,705,306         11,210,405         232,619
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                6,415,735       9,695,947         16,868,322       1,998,942
   Deductions:
   Policyholder charges                                           14,512          32,672             56,062           9,558
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $ 6,401,223     $ 9,663,275        $ 16,812,260    $ 1,989,384
                                                           ==============    ============       ============    ============

Earnings Protection Benefit *

   Proceeds from units issued                                $   296,919     $   320,028        $   211,682     $   122,015
   Value of units redeemed                                           (94)            (38)               (21)              -
   Transfers between portfolios                                  101,861          56,083            137,050          49,746
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                  398,686         376,073            348,711         171,761
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $   398,686     $   376,073        $   348,711     $   171,761
                                                           ==============    ============       ============    ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                $         -     $         -        $    18,506     $         -
   Value of units redeemed                                             -               -                (42)              -
   Transfers between portfolios                                        -               -              2,604               -
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                        -               -             21,068               -
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -     $         -        $    21,068     $         -
                                                           ==============    ============       ============    ============

Combined Optional Benefits **

   Proceeds from units issued                                $         -     $         -        $         -     $         -
   Value of units redeemed                                             -               -                  -               -
   Transfers between portfolios                                        -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                        -               -                  -               -
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -     $         -        $         -     $         -
-----------------------------------                        ==============    ============       ============    ============



                                                           JNL/First Trust  JNL/Janus
                                                           The S&P Target  Aggressive
                                                           10 Portfolio    Growth Portfolio
                                                           --------------  ------------
Standard Benefit

   Proceeds from units issued                                $ 6,211,427   $ 16,951,914
   Value of units redeemed                                      (743,978)   (28,212,362)
   Transfers between portfolios                                  268,241    (28,420,260)
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                5,735,690    (39,680,708)
   Deductions:
   Policyholder charges                                           28,542       978,768
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $ 5,707,148   $(40,659,476)
                                                           ==============  ==============

Earnings Protection Benefit *

   Proceeds from units issued                                $   299,329   $   194,131
   Value of units redeemed                                           (20)            -
   Transfers between portfolios                                   89,045        54,577
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                  388,354       248,708
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $   388,354   $   248,708
                                                           ==============  ==============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                $         -   $    21,781
   Value of units redeemed                                             -             -
   Transfers between portfolios                                        -             -
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                        -        21,781
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -   $    21,781
                                                           ==============  ==============

Combined Optional Benefits **

   Proceeds from units issued                                $         -   $    36,652
   Value of units redeemed                                             -             -
   Transfers between portfolios                                        -         1,023
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                        -        37,675
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -   $    37,675
-----------------------------------                        ==============  ============
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                           JNL/Janus         JNL/Janus        JNL/Janus       JNL/Oppenheimer
                                                            Balanced          Capital           Global         Global Growth
                                                           Portfolio     Growth Portfolio Equities Portfolio   Portfolio (a)
                                                          --------------  ---------------  --------------       ------------
Standard Benefit

   Proceeds from units issued                              $ 11,438,425   $   15,211,941   $   4,050,150        $ 2,887,961
   Value of units redeemed                                   (3,954,491)     (23,253,077)    (26,765,997)          (118,361)
   Transfers between portfolios                              25,956,599      (15,762,656)    (47,845,264)         4,997,781
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                              33,440,533      (23,803,792)    (70,561,111)         7,767,381
   Deductions:
   Policyholder charges                                         116,355          816,185         812,872              4,358
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $ 33,324,178   $(24,619,977)    $(71,373,983)        $ 7,763,023
                                                          ==============  ===============  ==============       ============

Earnings Protection Benefit *

   Proceeds from units issued                              $    290,408   $    120,798     $          -         $   106,232
   Value of units redeemed                                            -              -                -              (1,410)
   Transfers between portfolios                                   6,237         16,497                -              13,736
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                 296,645        137,295                -             118,558
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $    296,645   $    137,295     $          -         $   118,558
                                                          ==============  ===============  ==============       ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                              $     37,314   $     18,899     $          -         $    72,576
   Value of units redeemed                                          (42)             -                -                 (42)
   Transfers between portfolios                                  14,355            192                -               2,487
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                  51,627         19,091                -              75,021
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $     51,627   $     19,091     $          -         $    75,021
                                                          ==============  ===============  ==============       ============

Combined Optional Benefits **

   Proceeds from units issued                              $     15,703   $     17,204     $          -         $    17,204
   Value of units redeemed                                            -              -                -                   -
   Transfers between portfolios                                       -              -                -                 254
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                  15,703         17,204                -              17,458
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $     15,703   $     17,204     $          -         $    17,458
-----------------------------------                       ==============  ===============  ==============       ============



                                                                               JNL/PIMCO                            JNL/Putnam
                                                       JNL/Oppenheimer       Total Return         JNL/Putnam       International
                                                     Growth Portfolio(a)   Bond Portfolio(b)   Growth Portfolio  Equity Portfolio
                                                      --------------         ------------        ------------      ------------
Standard Benefit

   Proceeds from units issued                           $ 1,283,636        $   677,549           $ 10,605,422      $ 8,943,915
   Value of units redeemed                                  (39,198)           (85,129)           (22,535,732)      (6,844,467)
   Transfers between portfolios                           2,425,734          7,896,671            (11,783,548)         143,590
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                           3,670,172          8,489,091            (23,713,858)       2,243,038
   Deductions:
   Policyholder charges                                       1,319                212                738,047          180,630
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $ 3,668,853        $ 8,488,879           $(24,451,905)     $ 2,062,408
                                                      ==============       ============          ============      ============

Earnings Protection Benefit *

   Proceeds from units issued                           $    65,187        $       150           $    176,035      $   212,894
   Value of units redeemed                                   (1,449)                 -                      -                -
   Transfers between portfolios                              25,767                707                 31,470           (3,733)
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                              89,505                857                207,505          209,161
   Deductions:
   Policyholder charges                                           -                  -                      -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $    89,505        $        857          $    207,505      $   209,161
                                                      ==============       ============          ============      ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $    12,181        $      2,800          $     37,362      $         -
   Value of units redeemed                                        -                   -                   (42)               -
   Transfers between portfolios                               3,929                 192                   366                -
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                              16,110               2,992                37,686                -
   Deductions:
   Policyholder charges                                           -                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $    16,110        $      2,992          $     37,686      $         -
                                                      ==============       ============          ============      ============

Combined Optional Benefits **

   Proceeds from units issued                           $         -        $      3,000          $          -      $    28,733
   Value of units redeemed                                        -                   -                     -                -
   Transfers between portfolios                               4,998                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                               4,998               3,000                     -           28,733
   Deductions:
   Policyholder charges                                           -                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $     4,998        $     3,000           $          -      $    28,733
-----------------------------------                   ==============       ============          ============      ============




                                                       JNL/Putnam        JNL/Putnam
                                                         Midcap         Value Equity
                                                      Growth Portfolio   Portfolio
                                                      ----------------  ------------
Standard Benefit

   Proceeds from units issued                           $ 5,675,313     $ 15,428,283
   Value of units redeemed                                 (971,524)     (24,695,319)
   Transfers between portfolios                              68,909       (5,044,488)
                                                      ----------------  ------------
   Total gross deposits (withdrawals net of
      transfers                                           4,772,698      (14,311,524)
   Deductions:
   Policyholder charges                                      18,163          676,933
                                                      ----------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                        $ 4,754,535     $(14,988,457)
                                                      ================  ============

Earnings Protection Benefit *

   Proceeds from units issued                           $   140,127     $    328,011
   Value of units redeemed                                        -           (1,407)
   Transfers between portfolios                              26,943            9,222
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                             167,070          335,826
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $   167,070     $    335,826
                                                      ================  ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $     6,538     $    104,884
   Value of units redeemed                                        -             (494)
   Transfers between portfolios                                   -              289
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                               6,538          104,679
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $     6,538     $    104,679
                                                      ================  ============

Combined Optional Benefits **

   Proceeds from units issued                           $         -     $     50,263
   Value of units redeemed                                        -                -
   Transfers between portfolios                               4,998              339
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                               4,998           50,602
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $     4,998     $     50,602
-----------------------------------                   ================  ============

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

----------------------------------------------------




                                                     Lazard/JNL          Lazard/JNL         PPM America/     PPM America/
                                                      Mid Cap            Small Cap          JNL Balanced    JNL High Yield
                                                   Value Portfolio(a) Value Portfolio(a)      Portfolio     Bond Portfolio
                                                   ------------------ ------------------    ------------    --------------

Standard Benefit

   Proceeds from units issued                       $    127,973       $   132,492          $ 10,076,195     $  7,250,405
   Value of units redeemed                                (3,616)           (3,173)          (16,111,989)     (11,971,820)
   Transfers between portfolios                          973,728         1,582,660            37,972,231       14,664,648
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                        1,098,085         1,711,979            31,936,437        9,943,233
   Deductions:
   Policyholder charges                                       42                77               401,629          323,670
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $  1,098,043       $ 1,711,902          $ 31,534,808     $  9,619,563
                                                   ================== ==================    ============    ==============

Earnings Protection Benefit *

   Proceeds from units issued                       $          -       $        75          $     88,381     $    173,573
   Value of units redeemed                                     -                 -                (1,508)               -
   Transfers between portfolios                                -               353                95,031           48,218
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                                -               428               181,904          221,791
   Deductions:
   Policyholder charges                                        -                 -                    19                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $          -       $       428          $    181,885     $    221,791
                                                   ================== ==================    ============    ==============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $     59,083       $     2,800          $      1,598     $    126,127
   Value of units redeemed                                     -                 -                     -             (127)
   Transfers between portfolios                                -                 -                14,700                -
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                           59,083             2,800                16,298          126,000
   Deductions:
   Policyholder charges                                        -                 -                     -                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $     59,083       $     2,800          $     16,298     $    126,000
                                                   ================== ==================    ============    ==============

Combined Optional Benefits **

   Proceeds from units issued                       $      1,500       $         -          $          -     $          -
   Value of units redeemed                                     -                 -                     -                -
   Transfers between portfolios                                -                 -                 1,023           10,250
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                            1,500                 -                 1,023           10,250
   Deductions:
   Policyholder charges                                        -                 -                     -                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $      1,500       $         -          $      1,023     $     10,250
-----------------------------------                ================== ==================    ============    ==============


                                                                                           Salomon
                                                                         Salomon        Brothers/JNL
                                                     PPM America/       Brothers/     U.S. Government    T. Rowe Price/
                                                      JNL Money        JNL Global        & Quality       JNL Established
                                                   Market Portfolio  Bond Portfolio     Bond Portfolio   Growth Portfolio
                                                   ----------------  --------------     --------------   ----------------
Standard Benefit
----------------

   Proceeds from units issued                       $  40,277,222     $ 3,463,724        $ 13,622,623     $  14,877,050
   Value of units redeemed                            (36,406,489)     (5,634,671)        (13,557,774)      (27,218,789)
   Transfers between portfolios                        34,065,257       1,367,563          58,804,963          (243,287)
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                        37,935,990        (803,384)         58,869,812       (12,585,026)
   Deductions:
   Policyholder charges                                 1,314,770         138,175             370,115           782,923
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $  36,621,220     $  (941,559)       $ 58,499,697     $ (13,367,949)
                                                   ================  ==============     ==============   ================

Earnings Protection Benefit *

   Proceeds from units issued                       $     733,655     $    60,561        $    415,440     $     197,438
   Value of units redeemed                                 (1,506)              -              (2,031)                -
   Transfers between portfolios                            (7,746)          5,740             204,933           132,295
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                           724,403          66,301             618,342           329,733
   Deductions:
   Policyholder charges                                         -               -                   -                 -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $     724,403     $    66,301        $    618,342     $      329,733
                                                   ================  ==============     ==============   ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $           -     $    11,200        $     13,650     $      113,162
   Value of units redeemed                                      -               -                   -                  -
   Transfers between portfolios                             3,431               -               4,306              4,078
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                             3,431          11,200              17,956            117,240
   Deductions:
   Policyholder charges                                         -               -                   -                  -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $       3,431     $    11,200        $     17,956     $      117,240
                                                   ================  ==============     ==============   ================

Combined Optional Benefits **

   Proceeds from units issued                       $           -     $     9,578        $     24,530     $        6,188
   Value of units redeemed                                      -               -                   -                  -
   Transfers between portfolios                             4,998               -              17,186                  -
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                             4,998           9,578              41,716              6,188
   Deductions:
   Policyholder charges                                         -               -                   -                  -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $       4,998     $     9,578        $     41,716     $        6,188
-----------------------------------                ================  ==============     ==============   ================



                                                           T. Rowe Price/       T. Rowe
                                                            JNL Mid-Cap        Price/JNL
                                                         Growth Portfolio    Value Portfolio
                                                         ----------------    ---------------
Standard Benefit

   Proceeds from units issued                             $   13,203,324      $ 12,277,442
   Value of units redeemed                                   (23,918,487)       (4,018,174)
   Transfers between portfolios                              (13,695,152)       59,726,812
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                              (24,410,315)       67,986,080
   Deductions:
   Policyholder charges                                          669,114            97,910
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $  (25,079,429)     $ 67,888,170
                                                         ================    ===============

Earnings Protection Benefit *

   Proceeds from units issued                             $      310,532      $    398,549
   Value of units redeemed                                             -               (82)
   Transfers between portfolios                                  102,720           109,370
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                  413,252           507,837
   Deductions:
   Policyholder charges                                                -                19
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $      413,252      $    507,818
                                                         ================    ===============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                             $       47,043      $    127,490
   Value of units redeemed                                          (518)                -
   Transfers between portfolios                                    6,676            14,648
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                   53,201           142,138
   Deductions:
   Policyholder charges                                                -                 -
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $       53,201      $    142,138
                                                         ================    ===============

Combined Optional Benefits **

   Proceeds from units issued                             $       36,719      $      3,000
   Value of units redeemed                                             -                 -
   Transfers between portfolios                                        -                 -
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                   36,719             3,000
   Deductions:
   Policyholder charges                                                -                 -
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $       36,719      $      3,000
-----------------------------------                      ================    ===============
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.




                                                         JNL/S&P           JNL/S&P              JNL/S&P            JNL/S&P
                                                       Conservative        Moderate           Aggressive       Very Aggressive
                                                   Growth Portfolio I  Growth Portfolio I Growth Portfolio I  Growth Portfolio I
                                                   ------------------  ------------------ ------------------  -------------------
Standard Benefit

   Proceeds from units issued                       $ 22,309,578        $ 40,739,235       $ 17,333,726        $ 6,313,236
   Value of units redeemed                           (11,975,234)        (17,587,724)        (5,211,013)         (3,026,272)
   Transfers between portfolios                       42,877,219          68,259,553         12,220,485           5,736,671
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                       53,211,563          91,411,064         24,343,198           9,023,635
   Deductions:
   Policyholder charges                                  320,624             533,354            189,765             147,431
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 52,890,939        $ 90,877,710       $ 24,153,433        $ 8,876,204
                                                   ==================  ================== ==================  ===================

Earnings Protection Benefit *

   Proceeds from units issued                       $    287,444        $    331,732       $     42,506        $   202,621
   Value of units redeemed                                  (599)             (4,233)                 -               (869)
   Transfers between portfolios                          176,072             678,444            146,527             26,900
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                          462,917           1,005,943            189,033            228,652
   Deductions:
   Policyholder charges                                       18                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $    462,899        $  1,005,943       $    189,033        $   228,652
                                                   ==================  ================== ==================  ===================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $     83,523        $    167,394       $     13,550        $     9,781
   Value of units redeemed                                   (75)               (574)               (42)                 -
   Transfers between portfolios                           66,680              38,223             52,260                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                          150,128             205,043             65,768              9,781
   Deductions:
   Policyholder charges                                        -                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $    150,128        $    205,043       $     65,768        $     9,781
                                                   ==================  ================== ==================  ===================

Combined Optional Benefits **

   Proceeds from units issued                       $     15,000        $      6,125       $          -        $         -
   Value of units redeemed                                     -                   -                  -                  -
   Transfers between portfolios                           32,020              11,148                424                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                           47,020              17,273                424                  -
   Deductions:
   Policyholder charges                                        -                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $     47,020        $     17,273       $        424        $         -
-----------------------------------                ==================  ================== ==================  ===================



                                                                                    JNL/S&P Equity
                                                                JNL/S&P Equity        Aggressive
                                                              Growth Portfolio I  Growth Portfolio I
                                                              ------------------  ------------------
Standard Benefit

   Proceeds from units issued                                  $     15,712,479    $   6,141,271
   Value of units redeemed                                           (6,868,538)      (2,105,550)
   Transfers between portfolios                                      22,591,564        3,583,233
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                      31,435,505        7,618,954
   Deductions:
   Policyholder charges                                                 262,020          110,046
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $     31,173,485    $   7,508,908
                                                              ==================  ==================

Earnings Protection Benefit *

   Proceeds from units issued                                  $        294,637    $      82,001
   Value of units redeemed                                                 (869)               -
   Transfers between portfolios                                         364,744           12,197
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                         658,512           94,198
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $        658,512    $      94,198
                                                              ==================  ==================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                  $              -    $           -
   Value of units redeemed                                                    -                -
   Transfers between portfolios                                             458                -
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                             458                -
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $            458    $           -
                                                              ==================  ==================

Combined Optional Benefits **

   Proceeds from units issued                                  $              -    $           -
   Value of units redeemed                                                    -                -
   Transfers between portfolios                                               -                -
                                                              ------------------  ------------------
  Total gross deposits (withdrawals net of
      transfers                                                               -                -
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $              -    $           -
-----------------------------------                           ==================  ==================
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

The following is a summary of contract transactions for the period ended December 31, 2000:



                                                                                                          JNL/Eagle
                                                      JNL/Alger    JNL/Alliance         JNL/Eagle Core     SmallCap
                                                  Growth Portfolio Growth Portfolio(a) Equity Portfolio Equity Portfolio
                                                  ---------------- ------------------- ---------------- ----------------
Standard Benefit

   Proceeds from units issued                      $ 80,095,616     $ 7,648,562         $ 15,509,992     $ 18,788,611
   Value of units redeemed                          (24,609,838)       (279,013)          (4,238,465)      (3,847,866)
   Transfers between portfolios                      33,943,008      13,691,088           16,010,533       12,281,252
                                                  ---------------- ------------------- ---------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      89,428,786      21,060,637           27,282,060       27,221,997
   Deductions:
   Policyholder charges                                 453,188           2,052               88,587           83,281
                                                  ---------------- ------------------- ---------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 88,975,598     $21,058,585         $ 27,193,473     $ 27,138,716
-----------------------------------               ================ =================== ================ ================


                                                   JNL/First Trust  JNL/First Trust  JNL/First Trust   JNL/First Trust
                                                   Communications       Energy           Financial      Global Target
                                                  Sector Portfolio Sector Portfolio  Sector Portfolio   15 Portfolio
                                                  ---------------- ----------------  ----------------  ----------------
Standard Benefit

   Proceeds from units issued                      $ 9,146,084       $ 2,094,114      $ 4,632,660       $ 2,787,783
   Value of units redeemed                            (259,164)          (28,973)         (67,574)          (61,403)
   Transfers between portfolios                      3,755,000         1,524,706        2,561,478            72,728
                                                  ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                     12,641,920         3,589,847        7,126,564         2,799,108
   Deductions:
   Policyholder charges                                  7,098               625            2,700             2,204
                                                  ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 12,634,822     $  3,589,222      $ 7,123,864       $ 2,796,904
-----------------------------------               ================ ================  ================  ================




                                                                    JNL/First Trust
                                                 JNL/First Trust    Pharmaceutical/
                                                 Leading Brands        Healthcare
                                                 Sector Portfolio   Sector Portfolio
                                                 ----------------   ----------------
Standard Benefit

   Proceeds from units issued                       $ 1,574,977      $ 8,009,986
   Value of units redeemed                              (32,553)        (155,474)
   Transfers between portfolios                         715,397        2,317,246
                                                 ----------------   ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       2,257,821       10,171,758
   Deductions:
   Policyholder charges                                   1,515            6,271
                                                 ----------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 2,256,306      $10,165,487
-----------------------------------              ================   ================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                JNL/First Trust  JNL/First Trust   JNL/First Trust   JNL/First Trust
                                                   Target 25     Target Small-Cap     Technology     The Dow Target
                                                   Portfolio        Portfolio      Sector Portfolio   10 Portfolio
                                                ---------------  ----------------  ----------------  ---------------
Standard Benefit

   Proceeds from units issued                      $ 1,660,588    $ 3,860,176       $ 15,200,403      $ 7,617,761
   Value of units redeemed                             (43,508)       (62,440)          (380,058)        (560,491)
   Transfers between portfolios                        132,805        891,420          4,807,362        4,862,049
                                                ---------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,749,885      4,689,156         19,627,707       11,919,319
   Deductions:
   Policyholder charges                                  1,213          3,243             12,089           11,639
                                                ---------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,748,672    $ 4,685,913       $ 19,615,618      $11,907,680
-----------------------------------             ===============  ================  ================  ===============



                                                JNL/First Trust JNL/First Trust  JNL/Janus       JNL/Janus
                                                The Dow Target  The S&P Target  Aggressive       Balanced
                                                 5 Portfolio    10 Portfolio  Growth Portfolio Portfolio (a)
                                                --------------  ------------  ---------------- -------------
Standard Benefit

   Proceeds from units issued                      $ 1,552,667   $ 7,610,805   $ 153,692,000    $ 10,986,431
   Value of units redeemed                             (72,600)     (373,040)   (40,573,177)     (1,433,538)
   Transfers between portfolios                       (264,912)    1,127,453     59,919,115      14,942,388
                                                ---------------  ------------   ------------    ------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,215,155     8,365,218    173,037,938      24,495,281
   Deductions:
   Policyholder charges                                  3,608        10,620        816,161          50,280
                                                ---------------  ------------   ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,211,547   $ 8,354,598    $172,221,777    $ 24,445,001
-----------------------------------             ===============  ============   ============    ============

                                                     JNL/Janus           JNL/Janus
                                                      Capital              Global
                                                  Growth Portfolio   Equities Portfolio
                                                  ----------------   ------------------
Standard Benefit

   Proceeds from units issued                       $164,097,806       $ 122,513,127
   Value of units redeemed                           (39,170,052)        (36,169,116)
   Transfers between portfolios                       95,149,706          64,386,414
                                                  ----------------   ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      220,077,460         150,730,425
   Deductions:
   Policyholder charges                                  659,516             654,639
                                                  ----------------   ------------------
   Net increase (decrease) in net assets
      from contract transactions                    $219,417,944       $ 150,075,786
-----------------------------------               ================   ==================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)

                                                                           JNL/Putnam     JNL/Putnam    JNL/Putnam
                                                      JNL/Putnam         International   Midcap Growth Value Equity
                                                   Growth Portfolio    Equity Portfolio  Portfolio (a)  Portfolio
                                                   ----------------    ----------------  ------------- ------------
Standard Benefit

   Proceeds from units issued                       $ 65,271,722        $ 22,538,155      $ 5,422,474  $ 37,518,572
   Value of units redeemed                           (24,616,384)         (7,568,625)        (510,680)  (18,568,903)
   Transfers between portfolios                       30,715,169          14,822,151       13,662,448    14,869,720
                                                   ----------------    ----------------  ------------- ------------
   Total gross deposits (withdrawals) net of
      transfers                                       71,370,507          29,791,681       18,574,242    33,819,389
   Deductions:
   Policyholder charges                                  538,798             137,970           12,709       391,457
                                                   ----------------    ----------------  ------------- ------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 70,831,709        $ 29,653,711      $18,561,533  $ 33,427,932
-----------------------------------                ================    ================  ============= ============

                                                                                                            Salomon
                                                     PPM America/     PPM America/      PPM America/        Brothers/
                                                     JNL Balanced    JNL High Yield      JNL Money         JNL Global
                                                      Portfolio      Bond Portfolio   Market Portfolio   Bond Portfolio
                                                    --------------   --------------   ----------------   --------------
Standard Benefit

   Proceeds from units issued                       $ 13,552,561     $ 10,508,289      $  92,212,778      $  5,039,201
   Value of units redeemed                           (10,771,136)      (8,287,897)       (25,842,286)       (3,956,727)
   Transfers between portfolios                       (1,312,956)      (9,087,006)      (100,242,491)          907,325
                                                    --------------   --------------   ----------------   --------------
   Total gross deposits (withdrawals) net of
      transfers                                        1,468,469       (6,866,614)       (33,871,999)        1,989,799
   Deductions:
   Policyholder charges                                  238,802          172,579            622,603            71,634
                                                    --------------   --------------   ----------------   --------------
   Net increase (decrease) in net assets
      from contract transactions                    $  1,229,667     $ (7,039,193)     $ (34,494,602)     $  1,918,165
-----------------------------------                 ==============   ==============   ================   ==============

                                                       Salomon
                                                     Brothers/JNL
                                                    U.S. Government      T. Rowe Price/
                                                       & Quality         JNL Established
                                                     Bond Portfolio     Growth Portfolio
                                                    ---------------     ----------------
Standard Benefit

   Proceeds from units issued                        $  10,096,353       $  55,228,582
   Value of units redeemed                              (7,983,632)        (29,389,015)
   Transfers between portfolios                          1,852,091          41,525,303
                                                    ---------------     ----------------
   Total gross deposits (withdrawals) net of
      transfers                                          3,964,812          67,364,870
   Deductions:
   Policyholder charges                                    167,776             602,816
                                                    ---------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                     $   3,797,036       $  66,762,054
-----------------------------------                 ===============     ================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

                                                   T. Rowe Price/         T. Rowe            JNL/S&P            JNL/S&P
                                                    JNL Mid-Cap          Price/JNL         Conservative         Moderate
                                                  Growth Portfolio  Value Portfolio(a)  Growth Portfolio I  Growth Portfolio
                                                  ----------------  ------------------  ------------------  ----------------
Standard Benefit

   Proceeds from units issued                      $ 41,996,999      $    3,230,677      $   35,766,333      $  68,213,975
   Value of units redeemed                          (21,256,536)           (627,483)         (6,101,431)       (15,860,731)
   Transfers between portfolios                      57,548,400          11,851,835          40,344,652         70,516,652
                                                  ----------------  ------------------  ------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      78,288,863          14,455,029          70,009,554        122,869,896
   Deductions:
   Policyholder charges                                 427,491              10,133              94,308            462,848
                                                  ----------------  ------------------  ------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 77,861,372      $   14,444,896      $   69,915,246      $ 122,407,048
-----------------------------------               ================  ==================  ==================  ================


                                                       JNL/S&P              JNL/S&P                              JNL/S&P Equity
                                                      Aggressive        Very Aggressive      JNL/S&P Equity        Aggressive
                                                  Growth Portfolio I   Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                  ------------------   ------------------  ------------------  ------------------
Standard Benefit

   Proceeds from units issued                      $   36,707,352       $  23,676,934       $   49,124,721      $   15,758,031
   Value of units redeemed                             (3,814,668)         (2,134,086)          (4,915,361)         (1,352,732)
   Transfers between portfolios                        28,220,787          23,873,828           50,705,290          14,077,546
                                                  ------------------   ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                        61,113,471          45,416,676           94,914,650          28,482,845
   Deductions:
   Policyholder charges                                   100,098              44,631              135,163              39,492
                                                  ------------------   ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $   61,013,373       $  45,372,045       $   94,779,487      $   28,443,353
-----------------------------------               ==================   ==================  ==================  ==================

(a) Inception date May 1, 2000.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
-----------------------------
  The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001:

                                                        AIM/                 AIM/
                                                   JNL Large Cap         JNL Small Cap           AIM/JNL               JNL/Alger
                                                Growth Portfolio (c)  Growth Portfolio (c)  Value II Portfolio (c)  Growth Portfolio
                                                --------------------  --------------------  ----------------------  ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                    $10.943639            $11.572006              $11.023327             $19.411734
   Net Assets (in thousands)                     $      449            $    1,792              $      793             $  287,099
   Units Outstanding (in thousands)                      41                   155                      72                 14,790
   Total Return                                       9.44%                15.72%                  10.23%                -13.19%
   Ratio of Expenses to Average Net Assets            1.40%                 1.40%                   1.40%                  1.40%

Period ended December 31, 2000

   Unit Value                                          n/a                   n/a                     n/a              $22.361323
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  360,827
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                  16,136
   Total Return                                        n/a                   n/a                     n/a                 -14.64%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1999

   Unit Value                                          n/a                   n/a                     n/a              $26.196339
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  335,295
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                  12,799
   Total Return                                        n/a                   n/a                     n/a                  31.94%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1998

   Unit Value                                          n/a                   n/a                     n/a              $19.855359
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  152,985
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                   7,705
   Total Return                                        n/a                   n/a                     n/a                  43.64%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1997

   Unit Value                                          n/a                   n/a                     n/a              $13.823118
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $   81,673
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                   5,908
   Total Return                                        n/a                   n/a                     n/a                  24.44%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%
------------------------------------



                                                                                               JNL/Eagle        JNL/First Trust
                                                     JNL/Alliance        JNL/Eagle Core         SmallCap        Communications
                                                   Growth Portfolio (b)  Equity Portfolio   Equity Portfolio  Sector Portfolio (a)
                                                   -------------------- -----------------  -----------------  -------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                       $ 6.706400            $16.887707         $15.391211           $ 5.590939
   Net Assets (in thousands)                        $   31,427            $   73,222         $   84,306           $   10,257
   Units Outstanding (in thousands)                      4,686                 4,336              5,478                1,835
   Total Return                                        -15.77%               -11.12%              9.41%              -48.19%
   Ratio of Expenses to Average Net Assets               1.40%                 1.40%              1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                       $ 7.961782            $18.999703         $14.067072           $10.792021
   Net Assets (in thousands)                        $   17,782            $   86,430         $   67,664           $   12,498
   Units Outstanding (in thousands)                      2,233                 4,549              4,810                1,158
   Total Return                                        -20.38%                -1.11%            -14.44%              -27.98%
   Ratio of Expenses to Average Net Assets*              1.40%                 1.40%              1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                              n/a            $19.212807         $16.442055           $14.985024
   Net Assets (in thousands)                               n/a            $   60,606         $   51,841           $    5,048
   Units Outstanding (in thousands)                        n/a                 3,154              3,153                  337
   Total Return                                            n/a                21.83%             17.61%               49.85%
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                1.40%

Period ended December 31, 1998

   Unit Value                                              n/a            $15.770360         $13.980398                 n/a
   Net Assets (in thousands)                               n/a            $   28,850         $   31,799                 n/a
   Units Outstanding (in thousands)                        n/a                 1,829              2,275                 n/a
   Total Return                                            n/a                14.92%             -0.16%                 n/a
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                 n/a

Period ended December 31, 1997

   Unit Value                                              n/a            $13.723226         $14.002256                 n/a
   Net Assets (in thousands)                               n/a            $   10,519         $   12,013                 n/a
   Units Outstanding (in thousands)                        n/a                   767                858                 n/a
   Total Return                                            n/a                30.51%             25.89%                 n/a
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                 n/a
------------------------------------


                                                      JNL/First Trust      JNL/First Trust
                                                          Energy              Financial
                                                   Sector Portfolio (a)  Sector Portfolio (a)
                                                   --------------------  --------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                        $10.728103             $ 9.752820
   Net Assets (in thousands)                         $    7,229             $   15,569
   Units Outstanding (in thousands)                         674                  1,596
   Total Return                                         -26.58%                -12.79%
   Ratio of Expenses to Average Net Assets                1.40%                  1.40%

Period ended December 31, 2000

   Unit Value                                        $14.611337             $11.183746
   Net Assets (in thousands)                         $    5,227             $   11,280
   Units Outstanding (in thousands)                         358                  1,009
   Total Return                                          43.27%                 25.55%
   Ratio of Expenses to Average Net Assets*               1.40%                  1.40%

Period ended December 31, 1999

   Unit Value                                        $10.198555             $ 8.907599
   Net Assets (in thousands)                         $      762             $    2,497
   Units Outstanding (in thousands)                          75                    280
   Total Return                                           1.99%                -10.92%
   Ratio of Expenses to Average Net Assets*               1.40%                  1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                    n/a
   Net Assets (in thousands)                               n/a                    n/a
   Units Outstanding (in thousands)                        n/a                    n/a
   Total Return                                            n/a                    n/a
   Ratio of Expenses to Average Net Assets*                n/a                    n/a

Period ended December 31, 1997

   Unit Value                                              n/a                    n/a
   Net Assets (in thousands)                               n/a                    n/a
   Units Outstanding (in thousands)                        n/a                    n/a
   Total Return                                            n/a                    n/a
   Ratio of Expenses to Average Net Assets*                n/a                    n/a
------------------------------------
*     Annualized.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)



                                                      AIM/                 AIM/
                                                 JNL Large Cap        JNL Small Cap            AIM/JNL              JNL/Alger
                                             Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                             --------------------  --------------------  ----------------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                  $10.179667             $10.735614                    n/a            $ 9.668076
   Net Assets (in thousands)                   $      -               $      -                      n/a            $      159
   Units Outstanding (in thousands)                   -                      -                      n/a                    16
   Total Return                                     1.80%                  7.36%                    n/a                -3.32%
   Ratio of Expenses to Average Net Assets          1.60%                  1.60%                    n/a                 1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                  $ 9.949338             $10.076189             $10.132618            $10.028229
   Net Assets (in thousands)                   $        7             $       18             $       28            $       39
   Units Outstanding (in thousands)                     1                      2                      3                     4
   Total Return                                    -0.51%                  0.76%                  1.33%                 0.28%
   Ratio of Expenses to Average Net Assets          1.50%                  1.50%                  1.50%                 1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         n/a             $10.882467                    n/a            $10.172867
   Net Assets (in thousands)                          n/a             $        2                    n/a            $        2
   Units Outstanding (in thousands)                   n/a                      -                    n/a                     -
   Total Return                                       n/a                  8.82%                    n/a                 1.73%
   Ratio of Expenses to Average Net Assets *          n/a                  1.70%                    n/a                 1.70%
------------------------------------


                                                                                        JNL/Eagle       JNL/First Trust
                                                   JNL/Alliance     JNL/Eagle Core       SmallCap       Communications
                                                 Growth Portfolio  Equity Portfolio  Equity Portfolio  Sector Portfolio
                                                 ----------------  ----------------  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $ 9.714537        $ 9.404250         $10.395883         $ 8.540138
   Net Assets (in thousands)                      $      203        $      108         $      167         $      207
   Units Outstanding (in thousands)                       21                11                 16                 24
   Total Return                                       -2.85%            -5.96%              3.96%            -14.60%
   Ratio of Expenses to Average Net Assets             1.60%             1.60%              1.60%              1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                     $ 9.837640        $10.329781         $11.480071                n/a
   Net Assets (in thousands)                      $      105        $       35         $       17                n/a
   Units Outstanding (in thousands)                       11                 3                  2                n/a
   Total Return                                       -1.62%             3.30%             14.80%                n/a
   Ratio of Expenses to Average Net Assets             1.50%             1.50%              1.50%                n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.078526        $10.135060         $10.969787                n/a
   Net Assets (in thousands)                      $       48        $       20         $       78                n/a
   Units Outstanding (in thousands)                        5                 2                  7                n/a
   Total Return                                        0.79%             1.35%              9.70%                n/a
   Ratio of Expenses to Average Net Assets *           1.70%             1.70%              1.70%                n/a
------------------------------------


                                                   JNL/First Trust   JNL/First Trust
                                                       Energy          Financial
                                                  Sector Portfolio  Sector Portfolio
                                                  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                        $ 9.306743       $ 9.283242
   Net Assets (in thousands)                         $      240       $      341
   Units Outstanding (in thousands)                          26               37
   Total Return                                          -6.93%           -7.17%
   Ratio of Expenses to Average Net Assets                1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                               n/a              n/a
   Net Assets (in thousands)                                n/a              n/a
   Units Outstanding (in thousands)                         n/a              n/a
   Total Return                                             n/a              n/a
   Ratio of Expenses to Average Net Assets                  n/a              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                               n/a              n/a
   Net Assets (in thousands)                                n/a              n/a
   Units Outstanding (in thousands)                         n/a              n/a
   Total Return                                             n/a              n/a
   Ratio of Expenses to Average Net Assets *                n/a              n/a
------------------------------------
*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------

                                                                                             JNL/First Trust
                                                   JNL/First Trust     JNL/First Trust       Pharmaceutical/
                                                    Global Target       Leading Brands         Healthcare
                                                   15 Portfolio (a)  Sector Portfolio (a)  Sector Portfolio (a)
                                                   ----------------  --------------------  --------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                       $ 8.381633         $ 9.096229              $12.234507
   Net Assets (in thousands)                        $    7,886         $    7,861              $   23,902
   Units Outstanding (in thousands)                        941                864                   1,954
   Total Return                                         -2.07%             -9.91%                  -8.14%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 2000

   Unit Value                                       $ 8.559189         $10.096709              $13.318647
   Net Assets (in thousands)                        $    5,039         $    4,302              $   17,462
   Units Outstanding (in thousands)                        589                426                   1,311
   Total Return                                         -4.13%              6.47%                  37.70%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                                       $ 8.927459         $ 9.483564              $ 9.672242
   Net Assets (in thousands)                        $    2,034         $    1,672              $    4,046
   Units Outstanding (in thousands)                        228                176                     418
   Total Return                                        -10.73%             -5.16%                  -3.28%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                n/a                     n/a
   Net Assets (in thousands)                               n/a                n/a                     n/a
   Units Outstanding (in thousands)                        n/a                n/a                     n/a
   Total Return                                            n/a                n/a                     n/a
   Ratio of Expenses to Average Net Assets *               n/a                n/a                     n/a

Period ended December 31, 1997

   Unit Value                                              n/a                n/a                     n/a
   Net Assets (in thousands)                               n/a                n/a                     n/a
   Units Outstanding (in thousands)                        n/a                n/a                     n/a
   Total Return                                            n/a                n/a                     n/a
   Ratio of Expenses to Average Net Assets *               n/a                n/a                     n/a
------------------------------------


                                                        JNL/First Trust  JNL/First Trust      JNL/First Trust     JNL/First Trust
                                                          Target 25      Target Small-Cap       Technology         The Dow Target
                                                        Portfolio (a)     Portfolio (a)     Sector Portfolio (a)  10 Portfolio (a)
                                                        ---------------  ----------------  ---------------------  ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                            $ 8.758260        $14.040208         $ 6.488951            $ 8.613528
   Net Assets (in thousands)                             $    8,124        $   14,006         $   19,574            $   36,522
   Units Outstanding (in thousands)                             928               998              3,016                 4,240
   Total Return                                              12.64%            -5.24%            -45.60%                -4.30%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                            $ 7.775739        $14.816995         $11.928024            $ 9.000115
   Net Assets (in thousands)                             $    3,569        $    7,728         $   20,077            $   21,063
   Units Outstanding (in thousands)                             459               522              1,683                 2,340
   Total Return                                              -5.66%            20.52%            -21.95%                 3.82%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 1999

   Unit Value                                            $ 8.242260        $12.293877         $15.282937            $ 8.669269
   Net Assets (in thousands)                             $    1,856        $    2,101         $    7,833            $    7,786
   Units Outstanding (in thousands)                             225               171                513                   898
   Total Return                                             -17.58%            22.94%             52.83%               -13.31%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 1998

   Unit Value                                                 n/a               n/a                n/a                   n/a
   Net Assets (in thousands)                                  n/a               n/a                n/a                   n/a
   Units Outstanding (in thousands)                           n/a               n/a                n/a                   n/a
   Total Return                                               n/a               n/a                n/a                   n/a
   Ratio of Expenses to Average Net Assets *                  n/a               n/a                n/a                   n/a

Period ended December 31, 1997

   Unit Value                                                 n/a               n/a                n/a                   n/a
   Net Assets (in thousands)                                  n/a               n/a                n/a                   n/a
   Units Outstanding (in thousands)                           n/a               n/a                n/a                   n/a
   Total Return                                               n/a               n/a                n/a                   n/a
   Ratio of Expenses to Average Net Assets *                  n/a               n/a                n/a                   n/a
------------------------------------


                                                     JNL/First Trust   JNL/First Trust        JNL/Janus
                                                     The Dow Target    The S&P Target         Aggressive
                                                     5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                                     ---------------   ---------------     ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                           $ 7.242198      $ 9.086538          $21.212177
   Net Assets (in thousands)                            $    6,736      $   19,826          $  334,182
   Units Outstanding (in thousands)                            930           2,182              15,754
   Total Return                                             -4.70%         -22.49%             -31.19%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                           $ 7.599463      $11.722368          $30.827345
   Net Assets (in thousands)                            $    5,040      $   18,967          $  541,957
   Units Outstanding (in thousands)                            663           1,618              17,580
   Total Return                                             -1.76%           6.73%             -22.04%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 1999

   Unit Value                                           $ 7.735808      $10.983059          $39.539999
   Net Assets (in thousands)                            $    3,851      $    9,190          $  529,828
   Units Outstanding (in thousands)                            498             837              13,400
   Total Return                                            -22.64%           9.83%              91.73%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 1998

   Unit Value                                                  n/a             n/a          $20.622858
   Net Assets (in thousands)                                   n/a             n/a          $  141,046
   Units Outstanding (in thousands)                            n/a             n/a               6,839
   Total Return                                                n/a             n/a              55.47%
   Ratio of Expenses to Average Net Assets *                   n/a             n/a               1.40%

Period ended December 31, 1997

   Unit Value                                                  n/a             n/a          $13.264991
   Net Assets (in thousands)                                   n/a             n/a          $   71,251
   Units Outstanding (in thousands)                            n/a             n/a               5,371
   Total Return                                                n/a             n/a              11.03%
   Ratio of Expenses to Average Net Assets *                   n/a             n/a               1.40%
------------------------------------

*     Annualized.
(a)  Inception date July 6, 1999.


Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------

                                                                                  JNL/First Trust
                                              JNL/First Trust  JNL/First Trust    Pharmaceutical   JNL/First Trust
                                               Global Target    Leading Brands      Healthcare        Target 25
                                              15 Portfolio     Sector Portfolio  Sector Portfolio     Portfolio
                                              ---------------  ----------------  ----------------  ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                  $ 9.985637        $10.033840        $ 9.966043       $10.106589
   Net Assets (in thousands)                   $      189        $      148        $      591       $      282
   Units Outstanding (in thousands)                    19                15                59               28
   Total Return                                    -0.14%             0.34%            -0.34%            1.07%
   Ratio of Expenses to Average Net Assets          1.60%             1.60%             1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                         n/a               n/a               n/a              n/a
   Net Assets (in thousands)                          n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                   n/a               n/a               n/a              n/a
   Total Return                                       n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *          n/a               n/a               n/a              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         n/a               n/a               n/a              n/a
   Net Assets (in thousands)                          n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                   n/a               n/a               n/a              n/a
   Total Return                                       n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *          n/a               n/a               n/a              n/a
------------------------------------


                                                               JNL/First Trust   JNL/First Trust  JNL/First Trust  JNL/First Trust
                                                               Target Small-Cap     Technology     The Dow Target  The Dow Target
                                                                 Portfolio       Sector Portfolio  10 Portfolio     5 Portfolio
                                                               ----------------  ---------------- ---------------  ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                                   $ 9.699679        $ 9.125464        $ 9.429791       $ 9.157806
   Net Assets (in thousands)                                    $      438        $      473        $      354       $      174
   Units Outstanding (in thousands)                                     45                52                38               19
   Total Return                                                     -3.00%            -8.75%            -5.70%           -8.42%
   Ratio of Expenses to Average Net Assets                           1.60%             1.60%             1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                                          n/a               n/a        $10.146523              n/a
   Net Assets (in thousands)                                           n/a               n/a        $       21              n/a
   Units Outstanding (in thousands)                                    n/a               n/a                 2              n/a
   Total Return                                                        n/a               n/a             1.47%              n/a
   Ratio of Expenses to Average Net Assets *                           n/a               n/a             1.50%              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                                          n/a               n/a               n/a              n/a
   Net Assets (in thousands)                                           n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                                    n/a               n/a               n/a              n/a
   Total Return                                                        n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *                           n/a               n/a               n/a              n/a
------------------------------------


                                                      JNL/First Trust     JNL/Janus
                                                      The S&P Target      Aggressive
                                                       10 Portfolio    Growth Portfolio
                                                      ---------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                           $ 8.347564       $ 8.980927
   Net Assets (in thousands)                            $      358       $      250
   Units Outstanding (in thousands)                             43               28
   Total Return                                            -16.52%          -10.19%
   Ratio of Expenses to Average Net Assets                   1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                                  n/a       $ 9.735956
   Net Assets (in thousands)                                   n/a       $       22
   Units Outstanding (in thousands)                            n/a                2
   Total Return                                                n/a           -2.64%
   Ratio of Expenses to Average Net Assets *                   n/a            1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                                  n/a       $10.223520
   Net Assets (in thousands)                                   n/a       $       38
   Units Outstanding (in thousands)                            n/a                4
   Total Return                                                n/a            2.24%
   Ratio of Expenses to Average Net Assets *                   n/a            1.70%
------------------------------------
*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------


                                                       JNL/Janus       JNL/Janus          JNL/Janus       JNL/Oppenheimer
                                                        Balanced        Capital            Global          Global Growth
                                                     Portfolio (a)  Growth Portfolio  Equities Portfolio   Portfolio (b)
                                                     -------------  ----------------  ------------------  ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                         $ 9.199663      $15.051709          $19.652291         $ 9.183699
   Net Assets (in thousands)                          $   55,082      $  239,106          $  330,638         $    7,959
   Units Outstanding (in thousands)                        5,987          15,886              16,824                867
   Total Return                                           -5.83%         -41.03%             -24.58%             -8.16%
   Ratio of Expenses to Average Net Assets*                1.40%           1.40%               1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                        $ 9.768824       $25.523710          $26.055594              n/a
   Net Assets (in thousands)                         $   23,964       $  444,916          $  527,597              n/a
   Units Outstanding (in thousands)                       2,453           17,431              20,249              n/a
   Total Return                                          -2.31%          -35.64%             -19.41%              n/a
   Ratio of Expenses to Average Net Assets*               1.40%            1.40%               1.40%              n/a

Period ended December 31, 1999

   Unit Value                                             n/a         $39.660324          $32.333028              n/a
   Net Assets (in thousands)                              n/a         $  477,834          $  512,998              n/a
   Units Outstanding (in thousands)                       n/a             12,048              15,866              n/a
   Total Return                                           n/a            121.08%              62.29%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a

Period ended December 31, 1998

   Unit Value                                             n/a         $17.939602          $19.923187              n/a
   Net Assets (in thousands)                              n/a         $  104,945          $  223,980              n/a
   Units Outstanding (in thousands)                       n/a              5,850              11,242              n/a
   Total Return                                           n/a             33.28%              25.10%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a

Period ended December 31, 1997

   Unit Value                                             n/a         $13.459947          $15.925618              n/a
   Net Assets (in thousands)                              n/a         $   69,086          $  144,402              n/a
   Units Outstanding (in thousands)                       n/a              5,133               9,067              n/a
   Total Return                                           n/a             13.40%              17.40%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a
------------------------------------





                                                                         JNL/PIMCO                           JNL/Putnam
                                                JNL/Oppenheimer        Total Return       JNL/Putnam        International
                                               Growth Portfolio(b)   Bond Portfolio(c)   Growth Portfolio   Equity Portfolio
                                              --------------------   -----------------   ----------------   ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                   $ 9.330717             $ 9.853514          $16.150439        $11.690454
   Net Assets (in thousands)                    $    3,727             $    8,389          $  246,243        $   87,300
   Units Outstanding (in thousands)                    399                    851              15,247             7,468
   Total Return                                     -6.69%                 -1.46%             -26.06%           -21.40%
   Ratio of Expenses to Average Net Assets*          1.40%                  1.40%               1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                        n/a                    n/a            $21.843635        $14.873269
   Net Assets (in thousands)                         n/a                    n/a            $  366,467        $  109,365
   Units Outstanding (in thousands)                  n/a                    n/a                16,777             7,353
   Total Return                                      n/a                    n/a               -18.98%           -15.18%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                        n/a                    n/a            $26.962051        $17.534079
   Net Assets (in thousands)                         n/a                    n/a            $  378,987        $   96,567
   Units Outstanding (in thousands)                  n/a                    n/a                14,056             5,507
   Total Return                                      n/a                    n/a                27.61%            30.27%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                        n/a                    n/a            $21.128997        $13.459590
   Net Assets (in thousands)                         n/a                    n/a            $  176,397        $   64,992
   Units Outstanding (in thousands)                  n/a                    n/a                 8,349             4,829
   Total Return                                      n/a                    n/a                33.05%            12.75%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1997

   Unit Value                                        n/a                    n/a            $15.880510        $11.937929
   Net Assets (in thousands)                         n/a                    n/a            $   82,694        $   52,606
   Units Outstanding (in thousands)                  n/a                    n/a                 5,207             4,407
   Total Return                                      n/a                    n/a                20.15%             1.30%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%
------------------------------------


                                              JNL/Putnam       JNL/Putnam
                                             Midcap Growth    Value Equity
                                              Portfolio (a)    Portfolio
                                             --------------  ------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                 $ 7.063306      $16.439324
   Net Assets (in thousands)                  $   18,187      $  285,620
   Units Outstanding (in thousands)                2,575          17,374
   Total Return                                  -27.99%          -7.64%
   Ratio of Expenses to Average Net Assets*        1.40%           1.40%

Period ended December 31, 2000

   Unit Value                                 $ 9.809143      $17.799644
   Net Assets (in thousands)                  $   18,055      $  327,052
   Units Outstanding (in thousands)                1,841          18,374
   Total Return                                   -1.91%           5.48%
   Ratio of Expenses to Average Net Assets*        1.40%           1.40%

Period ended December 31, 1999

   Unit Value                                        n/a      $16.874739
   Net Assets (in thousands)                         n/a      $  276,024
   Units Outstanding (in thousands)                  n/a          16,357
   Total Return                                      n/a          -2.42%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%

Period ended December 31, 1998

   Unit Value                                        n/a      $17.292387
   Net Assets (in thousands)                         n/a      $  188,485
   Units Outstanding (in thousands)                  n/a          10,900
   Total Return                                      n/a          10.92%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%

Period ended December 31, 1997

   Unit Value                                        n/a      $15.590451
   Net Assets (in thousands)                         n/a      $  107,972
   Units Outstanding (in thousands)                  n/a           6,926
   Total Return                                      n/a          20.11%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%
------------------------------------


*     Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                      JNL/Janus       JNL/Janus         JNL/Janus       JNL/Oppenheimer
                                                      Balanced         Capital            Global         Global Growth
                                                      Portfolio    Growth Portfolio  Equities Portfolio   Portfolio (a)
                                                     ----------    ----------------  ------------------  -------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                        $ 9.899478       $ 8.700887           n/a            $ 9.611998
   Net Assets (in thousands)                         $      300       $      137           n/a            $      121
   Units Outstanding (in thousands)                          30               16           n/a                    13
   Total Return                                          -1.01%          -12.99%           n/a                -3.88%
   Ratio of Expenses to Average Net Assets                1.60%            1.60%           n/a                 1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                        $10.029956      $10.039939            n/a            $10.440368
   Net Assets (in thousands)                         $       52      $       19            n/a            $       76
   Units Outstanding (in thousands)                           5               2            n/a                     7
   Total Return                                           0.30%           0.40%            n/a                 4.40%
   Ratio of Expenses to Average Net Assets                1.50%           1.50%            n/a                 1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                        $ 9.940104      $10.149811            n/a            $10.059130
   Net Assets (in thousands)                         $       16      $       17            n/a            $       18
   Units Outstanding (in thousands)                           2               2            n/a                     2
   Total Return                                          -0.60%           1.50%            n/a                 0.59%
   Ratio of Expenses to Average Net Assets                1.70%           1.70%            n/a                 1.70%
------------------------------------


                                                                            JNL/PIMCO                           JNL/Putnam
                                                    JNL/Oppenheimer       Total Return       JNL/Putnam       International
                                                  Growth Portfolio(a)   Bond Portfolio(b)  Growth Portfolio  Equity Portfolio
                                                  --------------------  -----------------  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                         $ 9.903305           $ 9.925431        $ 9.302424         $ 9.652353
   Net Assets (in thousands)                          $       92           $        1        $      205         $      206
   Units Outstanding (in thousands)                            9                    -                22                 21
   Total Return                                           -0.97%               -0.75%            -6.98%             -3.48%
   Ratio of Expenses to Average Net Assets*                1.60%                1.60%             1.60%              1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                         $10.135258           $10.054784        $ 9.876804                n/a
   Net Assets (in thousands)                          $       16           $        3        $       38                n/a
   Units Outstanding (in thousands)                            2                    -                 4                n/a
   Total Return                                            1.35%                0.55%            -1.23%                n/a
   Ratio of Expenses to Average Net Assets*                1.50%                1.50%             1.50%                n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         $10.173866           $ 9.999267               n/a         $10.185585
   Net Assets (in thousands)                          $        5           $        3               n/a         $       29
   Units Outstanding (in thousands)                            -                    -               n/a                  3
   Total Return                                            1.74%               -0.01%               n/a              1.86%
   Ratio of Expenses to Average Net Assets*                1.70%                1.70%               n/a              1.70%
------------------------------------


                                                  JNL/Putnam     JNL/Putnam
                                                 Midcap Growth   Value Equity
                                                   Portfolio      Portfolio
                                                 --------------  ------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $ 9.165957      $ 9.592896
   Net Assets (in thousands)                      $      175      $      337
   Units Outstanding (in thousands)                       19              35
   Total Return                                       -8.34%          -4.07%
   Ratio of Expenses to Average Net Assets*            1.60%           1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                     $10.448852      $ 9.983319
   Net Assets (in thousands)                      $        7      $      106
   Units Outstanding (in thousands)                        1              11
   Total Return                                        4.49%          -0.17%
   Ratio of Expenses to Average Net Assets*            1.50%           1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.535055      $10.170710
   Net Assets (in thousands)                      $        5      $       51
   Units Outstanding (in thousands)                        -               5
   Total Return                                        5.35%           1.71%
   Ratio of Expenses to Average Net Assets*            1.70%           1.70%
------------------------------------


*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------



                                                         Lazard/JNL        Lazard/JNL       PPM America/  PPM America/
                                                          Mid Cap          Small Cap        JNL Balanced  JNL High Yield
                                                    Value Portfolio(b)  Value Portfolio(b)   Portfolio    Bond Portfolio
                                                    ------------------  ------------------  ------------  --------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                         $11.201260          $11.428479         $16.406881    $12.623859
   Net Assets (in thousands)                          $    1,147          $    1,844         $  196,660    $  124,456
   Units Outstanding (in thousands)                          102                 161             11,986         9,859
   Total Return                                           12.01%              14.28%              9.01%         4.18%
   Ratio of Expenses to Average Net Assets                 1.40%               1.40%              1.40%         1.40%

Period ended December 31, 2000

   Unit Value                                              n/a                 n/a           $15.050615    $12.116816
   Net Assets (in thousands)                               n/a                 n/a           $  150,992    $  110,480
   Units Outstanding (in thousands)                        n/a                 n/a               10,032         9,118
   Total Return                                            n/a                 n/a                6.75%        -6.93%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1999

   Unit Value                                              n/a                 n/a           $14.098638    $13.018395
   Net Assets (in thousands)                               n/a                 n/a           $  140,146    $  125,926
   Units Outstanding (in thousands)                        n/a                 n/a                9,940         9,673
   Total Return                                            n/a                 n/a               -1.49%        -0.32%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                 n/a           $14.312344    $13.059903
   Net Assets (in thousands)                               n/a                 n/a           $   94,092    $   95,999
   Units Outstanding (in thousands)                        n/a                 n/a                6,574         7,351
   Total Return                                            n/a                 n/a                8.53%         2.39%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1997

   Unit Value                                              n/a                 n/a           $13.187465    $12.754467
   Net Assets (in thousands)                               n/a                 n/a           $   59,172    $   60,087
   Units Outstanding (in thousands)                        n/a                 n/a                4,487         4,711
   Total Return                                            n/a                 n/a               16.77%        13.31%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%
------------------------------------



                                                                                     Salomon
                                                                      Salomon      Brothers/JNL
                                                  PPM America/       Brothers/    U.S. Government   T. Rowe Price/
                                                   JNL Money        JNL Global      & Quality      JNL Established
                                                Market Portfolio  Bond Portfolio  Bond Portfolio   Growth Portfolio
                                               -----------------  -------------- ---------------  -----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                   $12.219546         $14.464117      $13.369022       $21.041413
   Net Assets (in thousands)                    $  141,367         $   58,625      $  169,246       $  334,809
   Units Outstanding (in thousands)                 11,569              4,053          12,660           15,912
   Total Return                                      1.99%              5.32%           5.51%          -11.49%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 2000

   Unit Value                                   $11.981511         $13.733876      $12.670276       $23.773963
   Net Assets (in thousands)                    $  102,033         $   56,542      $  104,633       $  396,691
   Units Outstanding (in thousands)                  8,517              4,117           8,258           16,686
   Total Return                                      4.39%              5.69%           9.86%           -1.71%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1999

   Unit Value                                   $11.478156         $12.994254      $11.532926       $24.188462
   Net Assets (in thousands)                    $  131,898         $   51,597      $   91,843       $  340,030
   Units Outstanding (in thousands)                 11,491              3,971           7,964           14,058
   Total Return                                      3.21%              0.45%          -3.86%           20.08%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1998

   Unit Value                                   $11.120886         $12.935516      $11.995720       $20.144276
   Net Assets (in thousands)                    $   52,423         $   40,956      $   60,051       $  209,481
   Units Outstanding (in thousands)                  4,714              3,166           5,006           10,399
   Total Return                                      3.53%              1.04%           7.88%           26.01%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1997

   Unit Value                                   $10.742141         $12.802788      $11.119464       $15.986828
   Net Assets (in thousands)                    $   41,412         $   33,337      $   23,246       $  115,406
   Units Outstanding (in thousands)                  3,855              2,604           2,091            7,219
   Total Return                                      3.55%              9.07%           7.63%           27.63%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%
------------------------------------


                                                  T. Rowe Price/         T. Rowe
                                                   JNL Mid-Cap          Price/JNL
                                                 Growth Portfolio   Value Portfolio (a)
                                                -----------------   -------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                    $22.072337           $11.213585
   Net Assets (in thousands)                     $  305,571           $   81,754
   Units Outstanding (in thousands)                  13,844                7,291
   Total Return                                      -2.87%               -0.64%
   Ratio of Expenses to Average Net Assets*           1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                    $22.723490           $11.285351
   Net Assets (in thousands)                     $  343,271           $   15,567
   Units Outstanding (in thousands)                  15,106                1,379
   Total Return                                       5.68%               12.85%
   Ratio of Expenses to Average Net Assets*           1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                    $21.501764                n/a
   Net Assets (in thousands)                     $  250,672                n/a
   Units Outstanding (in thousands)                  11,658                n/a
   Total Return                                      22.28%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a

Period ended December 31, 1998

   Unit Value                                    $17.583364                n/a
   Net Assets (in thousands)                     $  174,796                n/a
   Units Outstanding (in thousands)                   9,941                n/a
   Total Return                                      19.80%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a

Period ended December 31, 1997

   Unit Value                                    $14.676954                n/a
   Net Assets (in thousands)                     $  117,882                n/a
   Units Outstanding (in thousands)                   8,032                n/a
   Total Return                                      16.55%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a
------------------------------------


*     Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------



                                                       Lazard/JNL          Lazard/JNL       PPM America/  PPM America/
                                                         Mid Cap            Small Cap       JNL Balanced  JNL High Yield
                                                    Value Portfolio(a)  Value Portfolio(a)    Portfolio   Bond Portfolio
                                                    ------------------  ------------------  ------------  --------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                                 n/a        $10.735826          $10.050411    $10.088245
   Net Assets (in thousands)                                  n/a        $        -          $      186    $      223
   Units Outstanding (in thousands)                           n/a                 -                  18            22
   Total Return                                               n/a             7.36%               0.50%         0.88%
   Ratio of Expenses to Average Net Assets *                  n/a             1.60%               1.60%         1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                          $10.545693        $10.165714          $10.210151    $ 9.939652
   Net Assets (in thousands)                           $       61        $        3          $       16    $      126
   Units Outstanding (in thousands)                             6                 -                   2            13
   Total Return                                             5.46%             1.66%               2.10%        -0.60%
   Ratio of Expenses to Average Net Assets*                 1.50%             1.50%               1.50%         1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                          $10.591267               n/a          $10.179363    $ 9.978449
   Net Assets (in thousands)                           $        2               n/a          $        1    $       10
   Units Outstanding (in thousands)                             -               n/a                   -             1
   Total Return                                             5.91%               n/a               1.79%        -0.22%
   Ratio of Expenses to Average Net Assets*                 1.70%               n/a               1.70%         1.70%
------------------------------------




                                                                                       Salomon
                                                                      Salomon        Brothers/JNL
                                                  PPM America/       Brothers/     U.S. Government    T. Rowe Price/
                                                  JNL Money          JNL Global       & Quality      JNL Established
                                                 Market Portfolio  Bond Portfolio  Bond Portfolio   Growth Portfolio
                                                 ----------------  --------------  --------------   ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                    $10.023574         $10.265572       $10.282317       $10.056612
   Net Assets (in thousands)                     $      725         $       66       $      615       $      347
   Units Outstanding (in thousands)                      72                  6               60               35
   Total Return                                       0.24%              2.66%            2.82%            0.57%
   Ratio of Expenses to Average Net Assets*           1.60%              1.60%            1.60%            1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                    $ 9.998426         $10.073188       $ 9.846669       $10.194712
   Net Assets (in thousands)                     $        3         $       11       $       18       $      118
   Units Outstanding (in thousands)                       -                  1                2               12
   Total Return                                      -0.02%              0.73%           -1.53%            1.95%
   Ratio of Expenses to Average Net Assets*           1.50%              1.50%            1.50%            1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                    $ 9.996379         $ 9.893917       $ 9.623038       $10.122554
   Net Assets (in thousands)                     $        5         $       10       $       41       $        6
   Units Outstanding (in thousands)                       1                  1                4                1
   Total Return                                      -0.04%             -1.06%           -3.77%            1.23%
   Ratio of Expenses to Average Net Assets*           1.70%              1.70%            1.70%            1.70%
------------------------------------


                                                  T. Rowe Price/     T. Rowe
                                                   JNL Mid-Cap        Price/JNL
                                                Growth Portfolio   Value Portfolio
                                                ----------------   ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $10.298078        $ 9.732770
   Net Assets (in thousands)                      $      445        $      522
   Units Outstanding (in thousands)                       43                54
   Total Return                                        2.98%            -2.67%
   Ratio of Expenses to Average Net Assets*            1.60%             1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                     $10.959855        $10.232697
   Net Assets (in thousands)                      $       55        $      144
   Units Outstanding (in thousands)                        5                14
   Total Return                                        9.60%             2.33%
   Ratio of Expenses to Average Net Assets*            1.50%             1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.674784        $10.223967
   Net Assets (in thousands)                      $       38        $        3
   Units Outstanding (in thousands)                        4                 -
   Total Return                                        6.75%             2.24%
   Ratio of Expenses to Average Net Assets*            1.70%             1.70%
------------------------------------


*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------


                                                     JNL/S&P         JNL/S&P          JNL/S&P           JNL/S&P
                                                   Conservative      Moderate        Aggressive     Very Aggressive
                                                      Growth          Growth           Growth            Growth
                                                   Portfolio I (c)  Portfolio I(b)  Portfolio I(b)  Portfolio I (a)
                                                   ---------------  --------------  --------------  ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                        $11.132321      $11.333423       $11.328490      $11.295588
   Net Assets (in thousands)                         $  180,496      $  286,525       $  102,946      $   56,559
   Units Outstanding (in thousands)                      16,214          25,281            9,087           5,007
   Total Return                                          -6.05%          -8.64%          -11.83%         -14.93%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 2000

   Unit Value                                        $11.848978      $12.404623       $12.848558      $13.278227
   Net Assets (in thousands)                         $  136,839      $  217,899       $   90,764      $   56,823
   Units Outstanding (in thousands)                      11,549          17,566            7,064           4,279
   Total Return                                          -2.99%          -5.67%          -10.63%         -18.31%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1999

   Unit Value                                        $12.214283      $13.149997       $14.376336      $16.254341
   Net Assets (in thousands)                         $   71,738      $  109,309       $   40,119      $   23,389
   Units Outstanding (in thousands)                       5,873           8,312            2,791           1,439
   Total Return                                          17.86%          24.98%           33.50%          46.79%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1998

   Unit Value                                        $10.363717      $10.521690       $10.769142      $11.073010
   Net Assets (in thousands)                         $   10,029      $   12,611       $    4,425      $    2,442
   Units Outstanding (in thousands)                         968           1,199              411             220
   Total Return                                           3.64%           5.22%            7.69%          10.73%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1997

   Unit Value                                             n/a             n/a              n/a             n/a
   Net Assets (in thousands)                              n/a             n/a              n/a             n/a
   Units Outstanding (in thousands)                       n/a             n/a              n/a             n/a
   Total Return                                           n/a             n/a              n/a             n/a
   Ratio of Expenses to Average Net Assets *              n/a             n/a              n/a             n/a
------------------------------------




                                                               JNL/S&P Equity
                                             JNL/S&P Equity      Aggressive
                                                 Growth            Growth
                                             Portfolio I (d)   Portfolio I (e)
                                             ---------------   ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                  $10.650135        $10.840320
   Net Assets (in thousands)                   $  138,901        $   39,714
   Units Outstanding (in thousands)                13,042             3,664
   Total Return                                   -15.51%           -14.97%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                  $12.605045        $12.748314
   Net Assets (in thousands)                   $  131,645        $   39,094
   Units Outstanding (in thousands)                10,444             3,067
   Total Return                                   -15.25%           -16.38%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                  $14.872935        $15.244975
   Net Assets (in thousands)                   $   59,412        $   18,048
   Units Outstanding (in thousands)                 3,995             1,184
   Total Return                                    41.20%            43.23%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                  $10.533562        $10.643333
   Net Assets (in thousands)                   $    5,037        $    3,237
   Units Outstanding (in thousands)                   478               304
   Total Return                                     5.34%             6.43%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1997

   Unit Value                                         n/a               n/a
   Net Assets (in thousands)                          n/a               n/a
   Units Outstanding (in thousands)                   n/a               n/a
   Total Return                                       n/a               n/a
   Ratio of Expenses to Average Net Assets*           n/a               n/a
------------------------------------


*     Annualized.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date April 9, 1998.
(d)  Inception date April 13, 1998.
(e)  Inception date April 15, 1998.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------


                                                      JNL/S&P       JNL/S&P       JNL/S&P       JNL/S&P
                                                    Conservative    Moderate     Aggressive   Very Aggressive
                                                       Growth        Growth        Growth        Growth
                                                    Portfolio I   Portfolio I   Portfolio I   Portfolio I
                                                    ------------- ------------- ------------- -------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                         $ 9.874626    $ 9.792644    $ 9.777204    $ 9.641175
   Net Assets (in thousands)                          $      468    $    1,028    $      197    $      230
   Units Outstanding (in thousands)                           47           105            20            24
   Total Return                                           -1.25%        -2.07%        -2.23%        -3.59%
   Ratio of Expenses to Average Net Assets                 1.60%         1.60%         1.60%         1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                         $10.162641    $10.286024    $10.422169    $10.286141
   Net Assets (in thousands)                          $      151    $      206    $       67    $       10
   Units Outstanding (in thousands)                           15            20             6             1
   Total Return                                            1.63%         2.86%         4.22%         2.86%
   Ratio of Expenses to Average Net Assets                 1.50%         1.50%         1.50%         1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         $10.080578    $10.149076    $10.098331           n/a
   Net Assets (in thousands)                          $       48    $       17    $        -           n/a
   Units Outstanding (in thousands)                            5             2             -           n/a
   Total Return                                            0.81%         1.49%         0.98%           n/a
   Ratio of Expenses to Average Net Assets                 1.70%         1.70%         1.70%           n/a
------------------------------------




                                                              JNL/S&P Equity
                                              JNL/S&P Equity  Aggressive
                                                 Growth         Growth
                                               Portfolio I    Portfolio I
                                              --------------  ------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                   $ 9.819213    $ 9.830499
   Net Assets (in thousands)                    $      684    $       95
   Units Outstanding (in thousands)                     70            10
   Total Return                                     -1.81%        -1.70%
   Ratio of Expenses to Average Net Assets*          1.60%         1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                   $10.181330           n/a
   Net Assets (in thousands)                    $        -           n/a
   Units Outstanding (in thousands)                      -           n/a
   Total Return                                      1.81%           n/a
   Ratio of Expenses to Average Net Assets*          1.50%           n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                          n/a           n/a
   Net Assets (in thousands)                           n/a           n/a
   Units Outstanding (in thousands)                    n/a           n/a
   Total Return                                        n/a           n/a
   Ratio of Expenses to Average Net Assets*            n/a           n/a
------------------------------------



*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company and
     Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account - I, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                     (This page intentionally left blank.)

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

----------------------------------------------------------------------------

Independent Auditors' Report                                               1


Consolidated Balance Sheet                                                 2



Consolidated Income Statement                                              3



Consolidated Statement of Stockholder's Equity and Comprehensive Income    4



Consolidated Statement of Cash Flows                                       5



Notes to Consolidated Financial Statements                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments," effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."







February 4, 2002

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEET
(IN THOUSANDS, EXCEPT SHARE INFORMATION)

--------------------------------------------------------------------------------


                                                                                      DECEMBER 31,
ASSETS                                                                            2001              2000
                                                                           ------------------- -----------------
   Investments:
     Cash and short-term investments                                          $    2,076,095    $  2,023,306
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2001, $31,953,139; 2000,
           $28,275,776)                                                           31,932,494      27,513,270
        Equities (cost: 2001, $289,469; 2000, $471,236)                              288,852         479,279
     Mortgage loans, net of allowance                                              4,191,405       4,660,215
     Policy loans                                                                    700,434         687,245
     Other invested assets                                                           543,832         704,583
                                                                           ------------------- -----------------
         Total investments                                                        39,733,112      36,067,898

   Accrued investment income                                                         438,027         480,590
   Deferred acquisition costs                                                      2,162,951       2,187,936
   Reinsurance recoverable                                                           395,424         358,131
   Deferred income taxes                                                             234,752         240,389
   Value of acquired insurance and goodwill                                          170,377         191,793
   Income taxes receivable from Parent                                                72,563           9,117
   Other assets                                                                      188,292         161,453
   Variable annuity assets                                                         5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total assets                                                         $   48,521,330    $ 45,282,945
                                                                           =================== =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                 $      978,513    $    905,128
       Deposits on investment contracts                                           26,512,418      24,776,433
       Guaranteed investment contracts                                             3,695,179       4,286,503
     Trust instruments supported by funding agreements                             4,575,838       2,867,497
     Savings deposits                                                                836,682         732,211
     Reverse repurchase agreements                                                   889,678       1,095,623
     Notes and bank debt                                                           1,256,391         671,712
     Securities lending payable                                                      814,646         678,000
     Other liabilities                                                               656,867         636,005
     Variable annuity liabilities                                                  5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total liabilities                                                        45,342,044      42,234,750
                                                                           ------------------- -----------------
     Minority interest                                                                86,802         117,759
                                                                           ------------------- -----------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800          13,800
     Additional paid-in capital                                                    1,869,780       1,570,063
     Accumulated other comprehensive loss, net of
       tax of $(6,728) in 2001 and $(229,971) in 2000                                (13,077)       (427,088)
     Retained earnings                                                             1,221,981       1,773,661
                                                                           ------------------- -----------------
     Total stockholder's equity                                                    3,092,484       2,930,436
                                                                           ------------------- -----------------
         Total liabilities and stockholder's equity                           $   48,521,330    $ 45,282,945
                                                                           =================== =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums                                                 $      223,149       $      230,801     $      258,311

   Net investment income                                         2,386,222            2,610,983          2,476,196

   Net realized gains (losses) on investments and change
   in fair value of hedging instruments                           (830,873)            (120,855)            44,318

   Fee income:
     Mortality charges                                             133,223              133,969            134,744
     Surrender charges                                              60,525               80,075             72,601
     Expense charges                                                15,947               17,820             17,481
     Variable annuity fees                                          75,483               75,905             41,521
     Net asset management fees                                      23,531               24,344             13,118
                                                          -----------------    -----------------  ------------------
   Total fee income                                                308,709              332,113            279,465
   Other income                                                     38,292               39,821             37,286
                                                          -----------------    -----------------  ------------------
     Total revenues                                              2,125,499            3,092,863          3,095,576
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits                                                  307,610              317,350            289,220
   Interest credited on deposit liabilities                      1,578,228            1,591,921          1,637,478
   Interest expense on notes, bank debt and reverse
      repurchase agreements                                         81,522               94,544             73,991
   Interest expense on trust instruments supported
      by funding agreements                                        184,010              155,192             28,480
   Increase (decrease) in reserves, net of reinsurance              20,442              (47,448)           (32,199)
   Commissions                                                     303,249              361,672            312,213
   General and administrative expenses                             279,514              234,452            214,620
   Deferral of policy acquisition costs                           (391,412)            (429,358)          (360,205)
   Amortization of acquisition costs:
     Attributable to operations                                    181,116              237,416            210,248
     Attributable to net realized gains (losses) on
        investments and change in fair value of hedging
        instruments                                                (56,421)             (15,491)            15,798
   Amortization of acquired insurance and goodwill                  22,458               18,586             16,041
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,510,316            2,518,836          2,405,685
                                                          -----------------    -----------------  ------------------
     Pretax income (loss) before minority interest                (384,817)             574,027            689,891
   Minority interest                                                47,046               40,227                  -
                                                          -----------------    -----------------  ------------------
     Pretax income (loss)                                         (337,771)             614,254            689,891
   Federal income tax expense (benefit)                           (117,062)             216,200            241,500
                                                          -----------------    -----------------  ------------------
     Income  (loss) before cumulative effect of changes
       in accounting principles                                   (220,709)             398,054            448,391
   Cumulative effect of changes in accounting principles          (199,866)                   -             17,884
                                                          -----------------    -----------------  ------------------
     NET INCOME (LOSS)                                      $     (420,575)      $      398,054     $      466,275
                                                          =================    =================  ==================

   Pro forma net income (loss) assuming the changes in
    accounting principles are applied retroactively         $     (239,311)      $      166,508     $      538,567
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2001                 2000                  1999
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR              $        13,800      $        13,800      $         13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,570,063            1,360,982            1,360,982
    Capital contributions                                     299,717              209,081                    -
                                                     -------------------  -------------------  --------------------
End of year                                                 1,869,780            1,570,063            1,360,982
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            (427,088)            (465,836)             325,273
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $223,243 in 2001; $20,864 in 2000
       and $(425,982) in 1999                                 414,011               38,748             (791,109)
                                                     -------------------  -------------------  --------------------
End of year                                                   (13,077)            (427,088)            (465,836)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,773,661            1,551,912            1,181,947
    Net income (loss)                                        (420,575)             398,054              466,275
    Dividends paid to stockholder                            (131,105)            (176,305)             (96,310)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,221,981            1,773,661            1,551,912
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                           $      3,092,484     $      2,930,436     $      2,460,858
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2001                 2000                 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                    $       (420,575)    $        398,054       $       466,275
Net unrealized holding gains (losses) arising during
   the period, net of tax of $158,596 in 2001;
   $24,218 in 2000 and $(398,646) in 1999                     293,951               44,976             (740,343)
Reclassification adjustment for gains (losses)
   included in net income, net of tax of $64,647              120,060               (6,228)             (50,766)
   in 2001; $(3,354)in 2000 and $(27,336) in 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                          $         (6,564)    $         436,802    $        (324,834)
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                2000               1999
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                        $      (420,575)    $       398,054    $       466,275

     Adjustments to reconcile net income to net cash provided by operating activities:
         Net realized (gains) losses in investments and
           change in fair value of hedging instruments                830,873             120,855            (44,318)
         Interest credited on deposit liabilities                   1,578,228           1,591,921          1,637,478
         Interest expense on trust instruments supported
           by funding agreements                                      184,010             155,192             28,480
         Other charges                                               (209,695)           (231,864)          (224,826)
         Amortization of discount and premium on investments           93,393             (23,962)           (69,919)
         Deferred income tax provision                               (101,474)             37,000            104,600
         Change in:
              Accrued investment income                                42,563             (35,349)           (17,944)
              Deferred acquisition costs                             (269,153)           (207,433)          (123,659)
              Value of acquired insurance and goodwill                 22,458              18,586             16,041
              Income taxes payable to Parent                          (27,032)             20,841                887
              Other assets and liabilities, net                        11,723             (21,647)            52,830
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,735,319           1,822,194          1,825,925
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      5,732,067           3,877,665          5,374,124
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        3,000,900             912,953          2,426,270
         Mortgage loans                                             1,273,431             280,820            113,545
        Purchases of:
         Fixed maturities and equities available for sale         (12,763,596)         (5,915,958)        (8,677,736)
            Mortgage loans                                           (773,815)           (930,007)        (1,071,678)
     Acquisition of Highland Federal Bank                                  -              (43,349)                -
     Other investing activities                                      (522,671)            149,523             15,873
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (4,053,684)         (1,668,353)        (1,819,602)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   6,876,598           7,578,354          7,211,159
         Withdrawals                                               (4,858,652)         (6,176,725)        (5,723,094)
     Net transfers to separate accounts                              (468,993)         (1,901,367)        (1,755,761)
     Proceeds from notes and bank debt                              1,052,639             374,384             33,700
     Payments on notes and bank debt                                 (418,930)           (167,213)                -
     Increase in savings deposits                                      67,797             175,997             (1,095)
     Payment of cash dividends to Parent                             (131,105)           (176,305)           (96,310)
     Capital contribution from Parent                                 251,800                   -                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               2,371,154            (292,875)          (331,401)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM                    52,789            (139,034)          (325,078)
     INVESTMENTS

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,023,306           2,162,340          2,487,418
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $     2,076,095     $     2,023,306    $     2,162,340
                                                              ================    ================   =================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). The Company has historically accounted for its investment in the PPMA Funds using the equity method. As a result of corporate restructuring in 2000, JNL obtained effective managerial control of the PPMA Funds. Accordingly, beginning in 2000, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statement from the date of acquisition.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20") "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 was treated as a cumulative effect of a change in accounting principle and prior periods were not restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million was included in net income in 1999.

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. FAS 142 will be effective January 1, 2002. Companies will be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle. The Company does not expect the adoption of FAS 142 to have a material impact on its results of operations or financial position.

     In October 2001, the FASB issued Statement of Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board
     Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 will be effective January 1, 2002 and will carry forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 will not apply to goodwill and other intangible assets that are not amortized. The Company does not expect the adoption of FAS 144 to have a material impact on its results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily Trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in realized gains (losses) on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 10 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, are included in other invested assets.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the Trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 and 1999 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $6.1 million at December 31, 2001 and $300.2 million at December 31, 2000 to reflect this change.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal and Highland. Highland had total assets of $692.0 million and deposit liabilities of $450.2 million at the date of acquisition in 2000. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years and goodwill is amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuities, variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components. With the adoption of FAS 133 in 2001, the two components are i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Prior to 2001, the two components were i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program, which was subsequently increased to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances at December 31, 2001 and 2000 totaled $4.1 billion and $2.9 billion, respectively.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balance at December 31, 2001 totaled $0.5 billion.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000 and 1999, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $5,074.6 million and $5,528.6 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $51.2 million and $57.0 million at December 31, 2001 and 2000, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments" requires disclosure of fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,487.8 million and $5,101.1 million at December 31, 2001 and 2000, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $21.2 billion and $20.7 billion, respectively, at December 31, 2001; and $19.6 billion and $18.7 billion, respectively, at December 31, 2000.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $3.7 billion and $4.3 billion at December 31, 2001 and 2000, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $4.6 billion and $2.9 billion at December 31, 2001 and 2000, respectively.

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $842.5 million and $732.3 million at December 31, 2001 and 2000, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,834.5 million and $5,314.7 million at December 31, 2001 and 2000, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $464.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                  INVESTMENT RATING                          ASSETS
                  -----------------                   --------------------
                  AAA
                  AA                                      19.4%
                  A                                        5.3
                  BBB                                     35.8
                                                      --------------------
                      Investment grade                    90.9
                                                      --------------------
                   BB                                      4.7
                   B and below                             4.4
                                                      --------------------
                      Below investment grade               9.1
                                                      --------------------
                      Total fixed maturities             100.0%
                                                      ====================

     At December 31, 2001, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $132.2 million and $109.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST                GAINS             LOSSES            VALUE
                                         -------------------- ------------------ ----------------- ------------------
       U.S. Treasury securities               $       4,648         $      231        $       36       $      4,843
       U.S. Government agencies
            and foreign governments                  47,543              2,371                 -             49,914
       Public utilities                             757,532              9,035            18,437            748,130
       Corporate securities
            and commercial loans                 19,789,499            560,972           689,024         19,661,447
       Mortgage-backed securities                11,353,917            309,861           195,618         11,468,160
                                         -------------------- ------------------ ----------------- ------------------
            Total                             $  31,953,139         $  882,470        $  903,115       $ 31,932,494
                                         ==================== ================== ================= ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS              GROSS           ESTIMATED
                                            AMORTIZED           UNREALIZED        UNREALIZED           FAIR
     DECEMBER 31, 2000                         COST               GAINS             LOSSES             VALUE
                                        -------------------- ------------------ ------------------ ------------------
     U.S. Treasury securities                $       4,623          $     138       $         -       $      4,761
     U.S. Government agencies
          and foreign governments                  108,157              2,278             5,416            105,019
     Public utilities                              504,853              4,219            12,983            496,089
     Corporate securities
          and commercial loans                  16,957,873            241,934           962,366         16,237,441
     Mortgage-backed securities                 10,700,270            131,446           161,756         10,669,960
                                        -------------------- ------------------ ------------------ ------------------
          Total                              $  28,275,776          $ 380,015       $ 1,142,521       $ 27,513,270
                                        ==================== ================== ================== ==================

     Gross unrealized gains pertaining to equity securities at December 31, 2001 and 2000 were $29.9 million and $65.0 million, respectively. Gross unrealized losses at December 31, 2001 and 2000 were $30.6 million and $57.0 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                    $   627,273            $   635,770
     Due after 1 year through 5 years                                           4,619,070              4,611,833
     Due after 5 years through 10 years                                        10,261,066             10,285,783
     Due after 10 years through 20 years                                        2,527,902              2,438,028
     Due after 20 years                                                         2,563,911              2,492,920
     Mortgage-backed securities                                                11,353,917             11,468,160
                                                                       --------------------  ----------------------
          Total                                                             $  31,953,139          $  31,932,494
                                                                       ====================  ======================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.1 million at both December 31, 2001 and 2000 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company has retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.2 million and $33.4 million at December 31, 2001 and 2000, respectively, are as follows (in thousands):

                                                    DECEMBER 31,
                                             2001                  2000
                                       ------------------    ------------------
         Residential                         $   694,096           $   652,519
         Commercial                            3,497,309             4,007,696
                                       ------------------    ------------------
              Total                          $ 4,191,405           $ 4,660,215
                                       ==================    ==================

     At December 31, 2001, mortgage loans were collateralized by properties located in 44 states and Canada. Approximately 29% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives. Limited partnership income
     (loss) recognized by the Company was $(47.6) million, $73.5 million and $34.3 million in 2001, 2000 and 1999, respectively.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                        DECEMBER 31,
                                            2001                            2000
                               ------------------------------- --------------------------------
                                  CONTRACTUAL/                      CONTRACTUAL/
                                    NOTIONAL          FAIR            NOTIONAL          FAIR
                                     AMOUNT           VALUE           AMOUNT           VALUE
                               --------------------------------  --------------------------------
           Interest rate swaps      $ 10,539,125  $ (396,576)          $ 7,375,000  $ (215,979)
           Cross-currency
              swaps                    3,040,723    (267,583)            2,085,701    (135,919)
           Put-swaptions              20,500,000      39,180            23,000,000      17,305
           Futures                        13,924         -                  88,694         -
           Call options                1,701,907      289,100            1,716,003     112,911
           Equity index swaps            231,253     (31,991)                  -           -

     During 2000, and 1999, the Company recorded net expenses of $65.5 million and $29.9 million, respectively, on derivative instruments. During 1999, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $799.1 million and $662.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $814.6 million and $678.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2001                 2000               1999
                                                 -----------------    -----------------  ------------------
     Fixed maturities                             $     2,170,429      $     2,136,323    $     2,094,557
     Other investment income                              255,829              513,478            420,764
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,426,258            2,649,801          2,515,321
     Less investment expenses                             (40,036)             (38,818)           (39,125)
                                                 -----------------    -----------------  ------------------
       Net investment income                      $     2,386,222      $     2,610,983    $     2,476,196
                                                 =================    =================  ==================

     Net realized gains and losses on investments and change in fair value of hedging instruments, are as follows (in thousands):

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                       2001                 2000                 1999
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                                $        90,044      $        43,458      $        99,131
       Gross losses                                      (138,197)             (55,497)             (28,163)
     Sales of equity securities
       Gross gains                                         26,546               32,577               54,849
       Gross losses                                       (20,107)              (1,520)                (228)
     Impairment losses                                   (600,595)            (141,079)             (77,076)
     Derivative instruments                              (216,178)             (11,126)              (4,283)
     Other invested assets, net                            27,614               12,332                   88
                                                 -----------------    ------------------   ------------------
       Total before minority interest                    (830,873)            (120,855)              44,318
     Minority interest                                     47,041               49,821                    -
                                                 -----------------    ------------------   ------------------
       Total, net of minority interest                $  (783,832)       $     (71,034)     $        44,318
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal and Highland.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL (CONTINUED)

     The amortization of acquired insurance and goodwill was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                2001                  2000                 1999
                                                           ----------------     -----------------    -----------------
     Value of acquired insurance:
       Balance, beginning of year                             $  122,212            $  138,734           $    154,402
       Interest, at rates varying from 6.5% to 9.5%               10,625                12,201                 13,690
          Amortization                                           (28,061)              (28,723)               (29,358)
                                                            ----------------     -----------------    -----------------
        Balance, end of year                                  $  104,776            $  122,212           $    138,734
                                                            ================     =================    =================
     Goodwill:
       Balance, beginning of year                             $   69,581            $    3,159           $      3,774
                                                                                        68,486                   (242)
       Acquisitions and adjustments                                1,042                (2,064)                  (373)
          Amortization                                            (5,022)
                                                            ----------------     -----------------    -----------------
       Balance, end of year                                   $   65,601            $   69,581           $      3,159
                                                           ================     =================     =================
     Value of insurance in force and goodwill:
          Net amortization                                    $  (22,458)           $  (18,586)          $    (16,041)
                                                            ================     =================    =================
       Balance, end of year                                   $  170,377            $  191,793           $    141,893
                                                            ================     =================    =================

     As noted previously,  effective January 1, 2002, goodwill will no longer be
     amortized  to  earnings.   The  value  of  acquired   insurance   estimated
     amortization, net of interest, is as follows (in thousands):

     2002                                                $  18,479
     2003                                                   19,647
     2004                                                   20,882
     2005                                                   22,190
     2006                                                   23,578
                                                         -----------
          Total                                          $ 104,776
                                                         ===========

7.   SAVINGS DEPOSITS

     Savings deposits at December 31, 2001 and 2000 are as follows (in thousands):

                                                           2001                                  2000
                                              --------------------------------     ---------------------------------
                                                                  WEIGHTED                             WEIGHTED
                      TYPE                                         AVERAGE                             AVERAGE
                                                  AMOUNT             RATE              AMOUNT             RATE
                                              --------------    --------------     -------------    -----------------
     Demand deposits                               $ 54,876          0.65%            $ 54,441            1.74%
     Non-interest bearing deposits                   19,561          0.00%              15,029            0.00%
     Passbook                                        59,567          1.75%              33,844            2.16%
     Money market checking and savings               70,419          2.66%              49,174            4.56%
     Time deposits                                  632,259          4.45%             579,723            6.05%
                                              --------------    --------------     -------------    -----------------
          Total                                   $ 836,682          3.75%            $732,211            5.33%
                                              ==============    ==============     =============    =================

     The contractual maturities of time deposits at December 31, 2001 were as follows:

     Years Ending December 31,
     -------------------------
              2002                                               $ 471,679
              2003                                                  73,194
              2004                                                  28,824
              2005                                                  30,478
              Thereafter                                            28,084
                                                                 ---------
                    Total                                        $ 632,259
                                                                 =========

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS (CONTINUED)

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                           YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                                2001                 2000                 1999
                                                          -----------------    -----------------    -----------------
     Demand, passbook and money market                          $    5,189           $    1,457           $      497
     Time deposits                                                  31,481               15,533                3,960
                                                          -----------------    -----------------    -----------------
          Total                                                 $   36,670           $   16,990           $    4,457
                                                          =================    =================    =================

     Time deposits greater than $100,000 totaled approximately $239.4 million and $146.2 million at December 31, 2001 and 2000, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2001 and 2000 were as follows (in thousands):

                                                                   2001                            2000
                                                        -------------- -------------    ------------ ---------------
                                                          CARRYING      ESTIMATED        CARRYING      ESTIMATED
                                                           AMOUNT       FAIR VALUE        AMOUNT       FAIR VALUE
                                                        -------------- -------------    ------------ ---------------
       Surplus notes                                      $   249,202    $  264,785      $  249,193    $   249,800
       Advances from the Federal Home Loan Bank               353,942       361,323         234,534        235,255
       Debt of PPMA Funds                                     203,247       192,978         187,985        184,659
       Tuscany                                                450,000       450,000               -              -

                                                        -------------- -------------    ------------ ---------------
                 Total                                    $ 1,256,391    $1,269,086      $  671,712    $   669,714
                                                        ============== =============   ============ ===============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2001, 2000, and 1999.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal began utilizing the credit programs offered by the Federal Home Loan Bank ("FHLB") during 1999. FHLB advances, maturing in years through 2008, totaled $353.9 million and $234.5 million at December 31, 2001 and 2000, respectively, at weighted average interest rates of 4.75% and 6.22%, respectively. Fixed rate advances totaled $342,900 and $231,100 at December 31, 2001 and 2000, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $832.5 million at December 31, 2001. Interest paid totaled $17.2 million, $5.2 million and $0.5 million in 2001, 2000 and 1999, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 8.22% to 8.63%.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 7.38% to 8.13%.

     Outstanding debt balances on the PPMA Funds included in the December 31, 2001 financial statements are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2001:
         Subordinated secured notes                  $   32,539       $   45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
          Total outstanding                          $  111,289       $   91,958        $ 203,247
                                                  ==============    =============    =============

         DECEMBER 31, 2000:
         Subordinated secured notes                  $   25,000       $   45,000        $  70,000
         Revolving credit facility                       76,125           41,860          117,985
                                                  --------------    -------------    -------------
         Total outstanding                           $  101,125       $   86,860        $ 187,985
                                                  ==============    =============    =============

     Interest expense on the debt totaled $15.8 million and $24.2 million in 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), totaling $450.0 million, due February 25, 2015 have been sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2001 was 2.52%. The subordinated floating rate notes were sold to related parties and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2001, 2000 and 1999, the Company entered into reverse repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $664.3 million and $680.0 million during 2001 and 2000, respectively, at weighted average interest rates of 4.13% and 6.52%, respectively. Interest paid totaled $27.4 million, $44.3 million and $53.2 million in 2001, 2000 and 1999, respectively. The highest level of short-term borrowings at any month end was $1.0 billion in 2001 and $1.2 billion in 2000.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2001               2000                1999
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        337,250   $         341,078     $      361,367
     Assumed premiums                                           3,519              4,324               4,941
     Less reinsurance ceded                                  (117,620)          (114,601)           (107,997)
                                                     ------------------ ------------------  -----------------
       Total net premiums                            $        223,149   $        230,801      $      258,311
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                     DECEMBER 31,
                                                2001               2000
                                          ------------------ -----------------
     Ceded reserves                           $    373,481       $   326,675
     Ceded claims liability                          8,890            17,083
     Ceded - other                                  13,053            14,373
                                          ------------------ -----------------
       Total                                  $    395,424       $   358,131
                                          ================== =================

     Reserves reinsured through Brooke Life were $68.4 million and $71.7 million at December 31, 2001 and 2000, respectively.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2001             2000           1999
                                                            ---------------  ---------------  ---------------
     Current tax (benefit) expense                          $      (15,588)   $     179,200   $     136,900
     Deferred tax (benefit) expense                               (101,474)          37,000         104,600
                                                            ---------------  ---------------  ---------------

     Federal income tax (benefit) expense                   $     (117,062)   $     216,200   $     241,500
                                                            ===============  ===============  ===============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2001, 2000 and 1999 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   2001             2000            1999
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate                             $ (118,220)        $ 214,989       $ 241,462
     Other                                                           1,158             1,211              38
                                                              ---------------  --------------- ---------------
     Provision for federal income taxes                         $ (117,062)        $ 216,200       $ 241,500
                                                              ===============  =============== ===============

     Effective tax rate                                               34.7%             35.2%           35.0%
                                                              ===============  =============== ===============

     Federal income taxes paid were $71.0 million, $148.6 million and $147.4 million in 2001, 2000 and 1999, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):


                                                                             Years ended December 31,

                                                                              2001                2000
                                                                       -----------------  ------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                          $        502,755   $         529,859
      Difference between financial reporting and the tax basis of:
          Investments                                                            310,272              25,528
          Deferred compensation                                                   26,711              21,919
     Net unrealized losses on available for sale securities                        9,054             335,041
     Other, net                                                                   22,620              10,449
                                                                       ------------------  ------------------
     Total deferred tax asset                                                    871,412             922,796
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                 (596,876)           (627,253)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                          (36,672)            (42,774)
        Other assets                                                              (2,936)            (12,205)
     Other, net                                                                     (176)               (175)
                                                                       ------------------  ------------------
     Total deferred tax liability                                               (636,660)           (682,407)
                                                                       ------------------  ------------------

     Net deferred tax asset                                            $                   $
                                                                                 234,752             240,389
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2001 and 2000, the Company's reserve for future state guaranty fund assessments was $45.0 million and $56.3 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $31.3 million and $46.1 million at December 31, 2001 and 2000, respectively.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $553.1 million at December 31, 2001.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2002, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $245.0 million.

     The Company received capital contributions from its parent of $299.7 million in 2001 and $209.1 million in 2000. The $209.1 million capital contribution in 2000 and $19.3 million of the capital contribution in 2001 resulted from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $131.1 million; $176.3 million and $96.3 million in 2001, 2000 and 1999, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,450.1 million and $2,221.9 million at December 31, 2001 and December 31, 2000, respectively. Statutory net income (loss) of the Company was $(201.6) million, $243.8 million and $355.4 million in 2001, 2000 and 1999, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2001, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

14.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $28.5 million, $27.1 million and $26.0 million to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $5.4 million, $5.7 million and $2.9 million in 2001, 2000 and 1999, respectively.